UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2015

Item 1.	Reports to Stockholders

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Telecommunication Services Index ETF

Fidelity MSCI Utilities Index ETF

Annual Report

July 31, 2015

Contents

Market Recap	3	A review of what happened in markets during the period.

Performance and Management’s Discussion of Fund Performance	4	How each fund has done over time, the Portfolio Manager’s review of each fund’s performance and a summary of each fund’s holdings.

Shareholder Expense Example	25	An example of shareholder expenses.

Investments	27	A complete list of each fund’s investments with their market values.

Financial Statements	70	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	93	Notes to the financial statements.

Report of Independent Registered Public Accounting Firm	98

Premium/Discount Analysis	99	Information regarding each fund’s NAV and market price.

Trustees and Officers	103

Distributions	107

Board Approval of Investment Advisory Contracts and Management Fees	108

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2015 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report	2

Market Recap

The U.S. equity market gained strongly for the 12 months ending July 31, 2015 as stocks recovered from volatility in late 2014 and early 2015, supported by a still-positive economic backdrop. The S&P 500® Index returned 11.21%, with growth stocks in the index far outpacing value-oriented names on prospects for continued U.S. economic growth. As a result, the growth-oriented Nasdaq Composite Index® rose 18.71%, outpacing the broader S&P 500®, as well as the 12.03% advance of the smaller-cap Russell 2000® Index. Within the S&P 500®, seven of 10 sectors notched a gain, with significant performance variation. Health care (+27%) led the way, aided by merger activity. Consumer discretionary (+24%) benefited from spending linked to a seven-year low in unemployment. Strong first halves for consumer staples and the real estate segment of the financials sector yielded above-market returns (19% and 12%, respectively) for the full-year period. Conversely, energy (-26%) significantly lagged, due to a roughly 55% decline for U.S. crude-oil prices. Materials (-4%) also lost ground. At period end, investors remained focused on the slowing rate of U.S. earnings growth, the possible effect of a relatively stronger U.S. dollar on exports and inflation, and whether an economic slowdown in China would create ripples for the global economy.

3	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	21.93%	15.84%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	21.98%	15.94%
MSCI USA IMI Consumer Discretionary Index	22.18%	16.03%
S&P 500 Index	11.21%	13.41%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	15.10%	14.14%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	15.15%	14.14%
MSCI USA IMI Consumer Discretionary Index	15.29%	14.31%
S&P 500 Index	7.42%	12.74%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Discretionary Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Consumer Discretionary Index and the S&P 500 Index performed over the same period.

Annual Report	4

Fidelity® MSCI Consumer Discretionary Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2015, the exchange-traded fund’s (ETF) net asset value rose 21.93%, roughly in line with the 22.18% return of the MSCI USA IMI Consumer Discretionary Index. The ETF’s market price gained 21.98% over the same time frame, while the broad-market S&P 500® Index advanced 11.21%. The sector easily outperformed the broad market, as U.S. consumers continued to benefit from an improving job market, low inflation and interest rates, as well as other positive factors. In addition, the dollar strengthened versus most foreign currencies during much of the year. A rising dollar typically boosts U.S. consumers’ purchasing power by making imported goods relatively cheaper. Outperforming industries included Internet retail (+45%) and home improvement retail (+46%), with e-commerce giant Amazon.com (+69%) and Home Depot (+48%) individual standouts. Amazon’s performance was largely driven by solid first-quarter revenue growth, as well as optimism for Amazon Web Services, which offers cloud-based computing power to companies. Meanwhile, shares of Home Depot were partly lifted by the U.S. housing recovery and the firm’s strong growth outlook for 2016. On the negative side, casinos & gaming stocks returned -20%, dragged down by their exposure to Macau, a Chinese-controlled territory that experienced some regulatory headwinds during the year. Notable detractors from this group included Wynn Resorts (-50%) and MGM Resorts International (-27%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2015
% of fund’s net assets
Amazon.com, Inc.	6.7
The Walt Disney Co.	6.2
Home Depot, Inc.	4.9
Comcast Corp. Class A	4.2
McDonald’s Corp.	3.1
Starbucks Corp.	2.8
NIKE, Inc. Class B	2.5
Time Warner, Inc.	2.3
Lowe’s Companies, Inc.	2.2
priceline.com, Inc.	2.1

37.0

Industries as of July 31, 2015

*	Includes short-term investments and net other assets.

5	Annual Report

Fidelity® MSCI Consumer Staples Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	19.00%	14.23%
Fidelity MSCI Consumer Staples Index ETF – Market Price	18.91%	14.23%
MSCI USA IMI Consumer Staples Index	19.19%	14.39%
S&P 500 Index	11.21%	13.41%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	9.34%	11.69%
Fidelity MSCI Consumer Staples Index ETF – Market Price	9.53%	11.75%
MSCI USA IMI Consumer Staples Index	9.51%	11.84%
S&P 500 Index	7.42%	12.74%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Staples Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Consumer Staples Index and the S&P 500 Index performed over the same period.

Annual Report	6

Fidelity® MSCI Consumer Staples Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2015, the exchange-traded fund’s (ETF) net asset value rose 19.00%, roughly in line with the 19.19% return of the MSCI USA IMI Consumer Staples Index. The ETF’s market price gained 18.91% over the same time frame, while the broad-market S&P 500® Index advanced 11.21%. The sector handily outpaced the broader market, as long-term trends supported a continued growth in sales, even amid an increasingly challenging global macroeconomic backdrop and a generally strengthening U.S. dollar, which served as a major headwind to the earnings of U.S.-based staples companies with significant operations in other countries. Among industry components of the MSCI sector index, drug retail, which included CVS Health and Walgreens Boots Alliance, was a standout, gaining roughly 46%. The category benefited from an increase in demand due to the Affordable Care Act, which brought millions of Americans access to insurance, and favorable demographic trends, including an aging population. From this group, drugstore chain Walgreens was lifted by its December 2014 merger with Switzerland-based Boots Alliance. The company has been renamed Walgreens Boots Alliance. Other sizable industries to outperform included packaged foods & meats (+27%) and tobacco (+25%). On the flip side, personal products suffered a modest decline, largely due to the poor performance of beauty retailer Avon Products. Avon shares returned -56% amid disappointing first-quarter results and a report that no potential suitors were interested in buying the once-attractive firm. Household products (+8%) and hypermarkets & super centers (+9%), which together represented roughly 29% of the MSCI sector index, also lagged.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2015
% of fund’s net assets
The Procter & Gamble Co.	10.6
The Coca-Cola Co.	8.7
PepsiCo, Inc.	7.3
Philip Morris International, Inc.	6.8
CVS Health Corp.	6.5
Wal-Mart Stores, Inc.	6.0
Altria Group, Inc.	4.8
Walgreens Boots Alliance, Inc.	4.3
Mondelez International, Inc. Class A	3.9
Costco Wholesale Corp.	3.3

62.2

Industries as of July 31, 2015

*	Includes short-term investments and net other assets.

7	Annual Report

Fidelity® MSCI Energy Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	-27.95%	-10.87%
Fidelity MSCI Energy Index ETF – Market Price	-27.94%	-10.84%
MSCI USA IMI Energy Index	-27.95%	-10.81%
S&P 500 Index	11.21%	13.41%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	-24.11%	-6.53%
Fidelity MSCI Energy Index ETF – Market Price	-24.15%	-6.55%
MSCI USA IMI Energy Index	-24.12%	-6.47%
S&P 500 Index	7.42%	12.74%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Energy Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Energy Index and the S&P 500 Index performed over the same period.

Annual Report	8

Fidelity® MSCI Energy Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2015, the exchange-traded fund’s (ETF) net asset value returned -27.95%, in line with the -27.95% return of the MSCI USA IMI Energy Index. The ETF’s market price returned -27.94% over the same time frame, while the broad-market S&P 500® Index rose 11.21%. Energy stocks suffered a huge sell-off the past year, as oil prices were cut in half, collapsing to a six-year low amid a sustained global glut. Energy had by far the worst result among the 10 market sectors, dragged down by big declines in three major subindustries: oil & gas exploration & production (-42%), integrated oil & gas (-22%), and equipment & services (-32%). Conversely, refining & marketing (+18%) was the only group within the sector to post a gain for the year, helped by strong global demand for oil products such as gasoline and diesel fuel. Among individual stocks, benchmark heavyweight and integrated oil giant Exxon Mobil was the biggest detractor for the period, followed by Chevron. ConocoPhillips was another detractor, as its stock returned -36% the past year. Low oil prices significantly curbed cash flow at these firms, while their sizable deepwater operations have struggled. On the upside, refiners Valero Energy and Marathon Petroleum both contributed to the sector’s result, as their shares gained on better profit margins due to lower input costs.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2015
% of fund’s net assets
Exxon Mobil Corp.	22.1
Chevron Corp.	11.0
Schlumberger Ltd.	7.0
Kinder Morgan, Inc.	4.2
ConocoPhillips	4.1
Occidental Petroleum Corp.	3.6
Phillips 66	2.9
EOG Resources, Inc.	2.8
Anadarko Petroleum Corp.	2.5
The Williams Cos., Inc.	2.5

62.7

Industries as of July 31, 2015

9	Annual Report

Fidelity® MSCI Financials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	14.08%	12.41%
Fidelity MSCI Financials Index ETF – Market Price	13.87%	12.41%
MSCI USA IMI Financials Index	14.26%	12.56%
S&P 500 Index	11.21%	13.41%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	8.86%	11.20%
Fidelity MSCI Financials Index ETF – Market Price	9.09%	11.27%
MSCI USA IMI Financials Index	8.99%	11.32%
S&P 500 Index	7.42%	12.74%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Financials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Financials Index and the S&P 500 Index performed over the same period.

Annual Report	10

Fidelity® MSCI Financials Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2015, the exchange-traded fund’s (ETF) net asset value rose 14.08%, versus 14.26% for the MSCI USA IMI Financials Index. The ETF’s market price gained 13.87% over the same period, while the broad-based S&P 500® Index returned 11.21%. Diversified banks and regional banks – together representing roughly 34% of the sector benchmark – were strong performers, benefiting as improved U.S. economic growth boosted loan growth and expectations of an interest-rate hike. Individual standouts included diversified banks JPMorgan Chase, Wells Fargo, Bank of America and Citigroup. Increased merger-and-acquisition activity and market volatility helped capital markets-related companies, notably in the specialized finance and investment banking & brokerage segments. Elsewhere, insurance stocks benefited from limited catastrophe claims and anticipation of higher interest rates. By contrast, consumer finance stocks, especially American Express, were pressured by worries that credit losses had bottomed. Many real estate investment trusts (REITs) – including Vereit, formerly American Realty Capital Partners – lagged, amid worries that rising interest rates would make their dividends less attractive. Returns for asset management & custody banks were held back by concern that the equity market could be near its peak.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2015
% of fund’s net assets
Wells Fargo & Co.	7.0
JPMorgan Chase & Co.	6.3
Bank of America Corp.	4.6
Citigroup, Inc.	4.4
Berkshire Hathaway, Inc. Class B	4.0
American International Group, Inc.	2.2
US Bancorp	2.0
The Goldman Sachs Group, Inc.	2.0
American Express Co.	1.7
Simon Property Group, Inc.	1.4

35.6

Industries as of July 31, 2015

*	Includes short-term investments and net other liabilities.

11	Annual Report

Fidelity® MSCI Health Care Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	30.40%	27.01%
Fidelity MSCI Health Care Index ETF – Market Price	30.37%	27.07%
MSCI USA IMI Health Care Index	30.62%	27.22%
S&P 500 Index	11.21%	13.41%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	26.52%	26.45%
Fidelity MSCI Health Care Index ETF – Market Price	26.40%	26.41%
MSCI USA IMI Health Care Index	26.74%	26.67%
S&P 500 Index	7.42%	12.74%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Health Care Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Health Care Index and the S&P 500 Index performed over the same period.

Annual Report	12

Fidelity® MSCI Health Care Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2015, the exchange-traded fund’s (ETF) net asset value advanced 30.40%, roughly in line with the 30.62% return of the MSCI USA IMI Health Care Index. The ETF’s market price gained 30.37% over the same time frame, while the broad-market S&P 500® Index rose 11.21%. Health care stocks continued to benefit from solid fundamentals and favorable long-term trends, including an aging population, a growing emerging-markets middle class with money to spend on health care, and a tremendous wave of innovation, particularly within the biotechnology group. Elevated merger-and-acquisition (M&A) activity was another positive for the sector. Pharmaceuticals and biotech, the two largest subindustry components of the MSCI sector index, rose about 25% and 44%, respectively, bolstered by the superior performance of Pfizer (+29%), Gilead Sciences (+29%) and Amgen (+41%). Among other subindustries, health care facilities (+29%) and managed health care (+52%) were two more bright spots. Leading indicators, such as rising hospital admissions and a declining U.S. unemployment rate, showed support for these groups. Additionally, the rollout of the Affordable Care Act (ACA) gave millions of Americans access to health insurance. In June, the U.S. Supreme Court ruled to uphold the ACA, removing some of the uncertainty around managed care stocks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2015
% of fund’s net assets
Johnson & Johnson	7.9
Pfizer, Inc.	6.3
Gilead Sciences, Inc.	5.0
Merck & Co., Inc.	4.8
Amgen, Inc.	3.8
Allergan PLC	3.6
AbbVie, Inc.	3.4
UnitedHealth Group, Inc.	3.3
Medtronic PLC	3.2
Bristol-Myers Squibb Co.	3.1

44.4

Industries as of July 31, 2015

*	Includes short-term investments and net other liabilities.

13	Annual Report

Fidelity® MSCI Industrials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	6.18%	7.88%
Fidelity MSCI Industrials Index ETF – Market Price	6.22%	7.90%
MSCI USA IMI Industrials Index	6.25%	8.00%
S&P 500 Index	11.21%	13.41%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	1.49%	8.45%
Fidelity MSCI Industrials Index ETF – Market Price	1.57%	8.52%
MSCI USA IMI Industrials Index	1.59%	8.58%
S&P 500 Index	7.42%	12.74%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Industrials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Industrials Index and the S&P 500 Index performed over the same period.

Annual Report	14

Fidelity® MSCI Industrials Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2015, the exchange-traded fund’s (ETF) net asset value rose 6.18%, roughly in line with the 6.25% advance of the MSCI USA IMI Industrials Index. The ETF’s market price gained 6.22% over the same time frame, while the broad-market S&P 500® Index returned 11.21%. Weak commodity prices, a strong U.S. dollar and lackluster global economic growth were factors hampering the industrials sector. Within the benchmark, building products (+36%) led the way, aided by improving U.S. residential and nonresidential construction. Aerospace & defense (+16%), the benchmark’s largest component, also outperformed, as the stocks of major aerospace manufacturers Boeing (+24%) and Honeywell (+17%) did well, along with defense contractors Lockheed Martin (+28%), Northrop Grumman (+44%) and General Dynamics (+30%). Industrial conglomerates, also a major component of the benchmark, advanced roughly 10% the past 12 months, with General Electric notably adding to the sector’s advance. Conversely, construction machinery & heavy trucks (-11%) was a laggard amid lackluster demand from the mining industry. Here, Caterpillar (-19%) and Joy Global (-54%) were major casualties. Construction & engineering (-13%), a segment in which many firms had exposure to weak energy prices, also detracted, with Fluor (-34%) a prime example.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2015
% of fund’s net assets
General Electric Co.	11.2
The Boeing Co.	4.1
3M Co.	4.1
Union Pacific Corp.	3.7
United Technologies Corp.	3.5
Honeywell International, Inc.	3.3
United Parcel Service, Inc. Class B	3.1
Danaher Corp.	2.4
Lockheed Martin Corp.	2.4
FedEx Corp.	2.0

39.8

Industries as of July 31, 2015

*	Includes short-term investments and net other assets.

15	Annual Report

Fidelity® MSCI Information Technology Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	12.98%	17.10%
Fidelity MSCI Information Technology Index ETF – Market Price	12.89%	17.14%
MSCI USA IMI Information Technology Index	13.08%	17.24%
S&P 500 Index	11.21%	13.41%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	11.09%	16.53%
Fidelity MSCI Information Technology Index ETF – Market Price	11.08%	16.58%
MSCI USA IMI Information Technology Index	11.19%	16.66%
S&P 500 Index	7.42%	12.74%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Information Technology Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Information Technology Index and the S&P 500 Index performed over the same period.

Annual Report	16

Fidelity® MSCI Information Technology Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2015, the exchange-traded fund’s (ETF) net asset value returned 12.98%, roughly in line with the 13.08% result of the MSCI USA IMI Information Technology Index. The ETF’s market price gained 12.89% over the same time frame, while the broad-market S&P 500® Index advanced 11.21%. The technology sector benefited from a global economic recovery and product innovation that kept investors enthusiastic about the group. Data processing & outsourced services (+28%) was an outperforming subindustry, with payment processors Visa (+43%) and MasterCard (+32%) leading the way. Technology hardware, storage & peripherals (+17%) also outperformed, as smartphone maker Apple (+29%), the benchmark’s largest component, was the top contributor. Internet software & services (+15%) provided a lift as well, aided by social-networking firm Facebook (+29%) and online auction platform eBay (+28%). Conversely, semiconductor equipment (-5%) and electronic manufacturing services (-2%) were the only benchmark groups to record a negative return. IT services giant IBM (-14%) was the biggest individual detractor, its stock falling sharply in October 2014 after the company reported an earnings miss. Several computer-related stocks also detracted: chipmaker Intel (-12%), DRAM memory maker Micron Technology (-40%) and Hewlett-Packard (-13%), which makes computers and printers.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2015
% of fund’s net assets
Apple, Inc.	16.0
Microsoft Corp.	8.2
Google, Inc. Class C	4.3
Facebook, Inc. Class A	4.3
Google, Inc. Class A	4.3
International Business Machines Corp.	3.4
Visa, Inc. Class A	3.3
Cisco Systems, Inc.	3.3
Oracle Corp.	3.2
Intel Corp.	3.1

53.4

Industries as of July 31, 2015

*	Includes short-term investments and net other assets.

17	Annual Report

Fidelity® MSCI Materials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	-4.65%	3.85%
Fidelity MSCI Materials Index ETF – Market Price	-4.87%	3.80%
MSCI USA IMI Materials Index	-4.67%	3.89%
S&P 500 Index	11.21%	13.41%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	-2.23%	7.24%
Fidelity MSCI Materials Index ETF – Market Price	-2.16%	7.26%
MSCI USA IMI Materials Index	-2.22%	7.31%
S&P 500 Index	7.42%	12.74%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Materials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Materials Index and the S&P 500 Index performed over the same period.

Annual Report	18

Fidelity® MSCI Materials Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2015, the exchange-traded fund’s (ETF) net asset value returned -4.65%, roughly in line with the -4.67% result of the MSCI USA IMI Materials Index. The ETF’s market price returned -4.87% over the same time frame, while the broad-market S&P 500® Index gained 11.21%. Weak commodity prices, a strong U.S. dollar and lackluster global economic growth were factors hampering the materials sector. Within the benchmark, diversified metals & mining (-60%) was the weakest subindustry, held back by China’s slowing economy and tepid demand for copper, aluminum, iron ore and other industrial metals. Stocks reflecting these dynamics included copper miner Freeport-McMoRan (-68%) and aluminum producer Alcoa (-41%). Among other subindustries, gold (-34%), silver (-43%) and precious metals & minerals (-47%) also suffered amid declining precious metals prices. Gold miner Newmont Mining (-29%) was a notable detractor here. On the positive side, construction materials (+28%) stood out, bolstered by an ongoing U.S. economic recovery that benefited Vulcan Materials (+42%) and Martin Marietta Materials (+27%). Paper packaging (+28%) was aided by improving U.S. consumer spending for nondurable items, which drove demand for containerboard. Rock-Tenn (+31%), which merged with MeadWestvaco in July to form WestRock, was a noteworthy contributor from this group. Specialty chemicals, the largest subindustry in the index, also fared well, gaining 13% the past year, led by paint manufacturer Sherwin-Williams (+34%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2015
% of fund’s net assets
The Dow Chemical Co.	7.2
EI du Pont de Nemours & Co.	6.7
Monsanto Co.	6.5
LyondellBasell Industries N.V. Class A	5.0
Praxair, Inc.	4.4
Ecolab, Inc.	4.1
PPG Industries, Inc.	3.9
Air Products & Chemicals, Inc.	3.9
The Sherwin-Williams Co.	3.0
International Paper Co.	2.6

47.3

Industries as of July 31, 2015

19	Annual Report

Fidelity® MSCI Real Estate Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Real Estate Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2015
Cumulative Total Returns	Life of fundA
Fidelity MSCI Real Estate Index ETF – NAV	-5.50%
Fidelity MSCI Real Estate Index ETF – Market Price	-5.41%
MSCI USA IMI Real Estate Index	-5.68%
S&P 500 Index	5.18%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2015
Cumulative Total Returns	Life of fundA
Fidelity MSCI Real Estate Index ETF – NAV	-9.69%
Fidelity MSCI Real Estate Index ETF – Market Price	-9.69%
MSCI USA IMI Real Estate Index	-9.94%
S&P 500 Index	3.03%

This information shows the returns of the fund and its indices for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity MSCI Real Estate Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Real Estate Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From February 2, 2015.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of July 31, 2015
% of fund’s net assets
Simon Property Group, Inc.	6.4
American Tower Corp.	4.3
Public Storage	3.3
Crown Castle International Corp.	3.0
Equity Residential	2.9
Health Care REIT, Inc.	2.6
AvalonBay Communities, Inc.	2.5
Ventas, Inc.	2.3
Prologis, Inc.	2.3
Boston Properties, Inc.	2.0

31.6

Industries as of July 31, 2015

*	Rounds to less than 0.1%.

Annual Report	20

Fidelity® MSCI Telecommunication Services Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Telecommunication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	2.56%	6.24%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	2.56%	6.24%
MSCI USA IMI Telecommunication Services 25/50 Index	2.74%	6.15%
S&P 500 Index	11.21%	13.41%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Telecommunication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	3.83%	6.83%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	3.86%	6.85%
MSCI USA IMI Telecommunication Services 25/50 Index	4.00%	6.71%
S&P 500 Index	7.42%	12.74%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Telecommunication Services Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Telecommunication Services 25/50 Index and the S&P 500 Index performed over the same period.

21	Annual Report

Fidelity® MSCI Telecommunication Services Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2015, the exchange-traded fund’s (ETF) net asset value rose 2.56%, roughly in line with the 2.74% return of the MSCI USA IMI Telecommunication Services 25/50 Index. The ETF’s market price gained 2.56% over the same time frame, while the broad-market S&P 500® Index returned 11.21%. The sector is dominated by integrated telecommunication services, a group that returned -2% the past year. Notable laggards from this subindustry included CenturyLink (-23%) and Verizon Communications (-3%), the latter of which was a sizable index component and among the top-four wireless providers in the United States. Results were mixed among the remaining three majors, with shares of Sprint (-54%) turning in the worst return and holding back the sector index. The stock of AT&T gained only 3%, despite a run-up on the mid-May news of its intent to merge with satellite television provider DIRECTV. The deal was completed in July. Still, AT&T notably boosted the sector’s return, as it represented roughly 23% of the index, on average. T-Mobile’s shares rose 23% and helped the performance of the sector overall. Telecom also was lifted by alternative carriers (+14%), led by Vonage Holdings (+83%) and Inteliquent (+77%). Wireless telecommunication services added to the sector’s result, gaining roughly 9%, with the stock of cloud-based phone system provider RingCentral advancing 54%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2015
% of fund’s net assets
AT&T, Inc.	23.4
Verizon Communications, Inc.	20.8
SBA Communications Corp. Class A	4.6
Level 3 Communications, Inc.	4.1
T-Mobile US, Inc.	3.9
CenturyLink, Inc.	3.8
Vonage Holdings Corp.	2.4
Frontier Communications Corp.	2.3
Telephone & Data Systems, Inc.	2.1
RingCentral, Inc. Class A	2.0

69.4

Industries as of July 31, 2015

*	Rounds to less than 0.1%.

Annual Report	22

Fidelity® MSCI Utilities Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	9.13%	10.91%
Fidelity MSCI Utilities Index ETF – Market Price	9.09%	10.89%
MSCI USA IMI Utilities Index	9.28%	11.07%
S&P 500 Index	11.21%	13.41%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	-3.78%	7.95%
Fidelity MSCI Utilities Index ETF – Market Price	-3.71%	8.03%
MSCI USA IMI Utilities Index	-3.66%	8.11%
S&P 500 Index	7.42%	12.74%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Utilities Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Utilities Index and the S&P 500 Index performed over the same period.

23	Annual Report

Fidelity® MSCI Utilities Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2015, the exchange-traded fund’s (ETF) net asset value rose 9.13%, roughly in line with the 9.28% return of the MSCI USA IMI Utilities Index. The ETF’s market price gained 9.09% over the same time frame, while the broad-market S&P 500® Index returned 11.21%. The two largest segments of the MSCI sector index – electric utilities and multi-utilities, together representing about 86% – buoyed results the past year, gaining 10% and 13%, respectively. In a low-interest-rate environment, the regulated companies from these groups rose strongly, as investors sought their perceived relative safety. The index’s top individual contributor was shares of natural-gas pipeline and utilities company Columbia Pipeline Group, which was spun off from its parent company, NiSource, in early July and subsequently popped before evening out. Also contributing to the index’s overall result was Florida-based electric utility firm NextEra Energy, one of the index’s largest components. The company reported positive earnings, as well as strong continued growth of its business, lifting the stock price to a 14% gain. Conversely, independent power producers & energy traders – one of the index’s smallest components – was the worst performer for the period, returning -18%. Despite a reduction in coal-fired power plants and new environmental regulations that should have benefited the group, weaker-than-expected demand weighed heavily on these unregulated utilities. The biggest negative impact came from NiSource, whose stock plummeted after the Columbia Pipeline spin-off.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2015
% of fund’s net assets
Duke Energy Corp.	7.8
NextEra Energy, Inc.	6.9
Dominion Resources, Inc.	6.2
The Southern Co.	6.0
American Electric Power Co., Inc.	4.1
Exelon Corp.	4.1
PG&E Corp.	3.7
Sempra Energy	3.5
PPL Corp.	3.1
Public Service Enterprise Group, Inc.	3.1

48.5

Industries as of July 31, 2015

Annual Report	24

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015) for Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF and for the period (February 2, 2015 to July 31, 2015) for Fidelity MSCI Real Estate Index ETF. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2015 to July 31, 2015).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value July 31, 2015	Expenses Paid During Period
Fidelity MSCI Consumer Discretionary Index ETF	.12%
Actual		$1,000.00	$1,138.70	$0.64	B
HypotheticalC		$1,000.00	$1,024.20	$0.60	D
Fidelity MSCI Consumer Staples Index ETF	.12%
Actual		$1,000.00	$1,057.80	$0.61	B
HypotheticalC		$1,000.00	$1,024.20	$0.60	D
Fidelity MSCI Energy Index ETF	.12%
Actual		$1,000.00	$919.20	$0.57	B
HypotheticalC		$1,000.00	$1,024.20	$0.60	D
Fidelity MSCI Financials Index ETF	.12%
Actual		$1,000.00	$1,094.30	$0.62	B
HypotheticalC		$1,000.00	$1,024.20	$0.60	D
Fidelity MSCI Health Care Index ETF	.12%
Actual		$1,000.00	$1,127.20	$0.63	B
HypotheticalC		$1,000.00	$1,024.20	$0.60	D
Fidelity MSCI Industrials Index ETF	.12%
Actual		$1,000.00	$1,025.00	$0.60	B
HypotheticalC		$1,000.00	$1,024.20	$0.60	D

25	Annual Report

Shareholder Expense Example (Unaudited) – continued

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value July 31, 2015	Expenses Paid During Period
Fidelity MSCI Information Technology Index ETF	.12%
Actual		$1,000.00	$1,077.00	$0.62	B
HypotheticalC		$1,000.00	$1,024.20	$0.60	D
Fidelity MSCI Materials Index ETF	.12%
Actual		$1,000.00	$976.70	$0.59	B
HypotheticalC		$1,000.00	$1,024.20	$0.60	D
Fidelity MSCI Real Estate Index ETF	.12%
Actual		$1,000.00	$945.00	$0.58	E
HypotheticalC		$1,000.00	$1,024.20	$0.60	D
Fidelity MSCI Telecommunication Services Index ETF	.12%
Actual		$1,000.00	$1,043.00	$0.61	B
HypotheticalC		$1,000.00	$1,024.20	$0.60	D
Fidelity MSCI Utilities Index ETF	.12%
Actual		$1,000.00	$924.00	$0.57	B
HypotheticalC		$1,000.00	$1,024.20	$0.60	D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C	5% return per year before expenses.

D	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

E	Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the period February 2, 2015 to July 31, 2015).

Annual Report	26

Fidelity MSCI Consumer Discretionary Index ETF

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 3.7%
Auto Parts & Equipment – 3.4%
American Axle & Manufacturing Holdings, Inc. (a)	6,543	$130,729
Autoliv, Inc.	8,483	892,412
BorgWarner, Inc.	21,653	1,076,371
Dana Holding Corp.	15,779	292,858
Delphi Automotive PLC	27,751	2,166,798
Dorman Products, Inc. (a)	3,080	162,563
Drew Industries, Inc.	2,201	129,111
Federal-Mogul Holdings Corp. Class A (a)	3,246	36,355
Fox Factory Holding Corp. (a)	1,755	27,869
Gentex Corp.	28,256	454,357
Gentherm, Inc. (a)	3,278	164,982
Horizon Global Corp. (a)	1,702	21,309
Johnson Controls, Inc.	62,835	2,862,763
Lear Corp.	7,383	768,349
Metaldyne Performance Group, Inc.	968	18,140
Modine Manufacturing Co. (a)	4,663	47,236
Motorcar Parts of America, Inc. (a)	1,718	50,904
Remy International, Inc.	2,779	82,258
Standard Motor Products, Inc.	2,016	73,725
Superior Industries International, Inc.	2,035	34,432
Tenneco, Inc. (a)	5,869	292,335
Tower International, Inc. (a)	2,009	52,495
Visteon Corp. (a)	4,253	423,301

		10,261,652

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	5,228	172,158
The Goodyear Tire & Rubber Co.	25,802	777,414

		949,572

TOTAL AUTO COMPONENTS		11,211,224

AUTOMOBILES – 4.5%
Automobile Manufacturers – 4.1%
Ford Motor Co.	352,800	5,232,024
General Motors Co.	138,541	4,365,427
Tesla Motors, Inc. (a)	9,018	2,400,141
Thor Industries, Inc.	4,603	257,215
Winnebago Industries, Inc.	2,618	58,460

		12,313,267

Motorcycle Manufacturers – 0.4%
Harley-Davidson, Inc.	20,226	1,179,176

TOTAL AUTOMOBILES		13,492,443

DISTRIBUTORS – 0.9%
Distributors – 0.9%
Core-Mark Holding Co., Inc.	2,231	141,825
Genuine Parts Co.	14,601	1,298,759
LKQ Corp. (a)	29,081	914,888

	Shares	Value
Pool Corp.	4,177	$294,144
Weyco Group, Inc.	611	17,634

TOTAL DISTRIBUTORS		2,667,250

DIVERSIFIED CONSUMER SERVICES – 1.4%
Education Services – 0.6%
2U, Inc. (a)	1,747	56,061
American Public Education, Inc. (a)	1,560	40,357
Apollo Group, Inc. Class A (non-vtg.) (a)	9,334	119,569
Bridgepoint Education, Inc. (a)	1,679	15,816
Bright Horizons Family Solutions, Inc. (a)	3,545	213,551
Capella Education Co.	1,104	56,867
Career Education Corp. (a)	6,007	19,102
Chegg, Inc. (a)	3,953	32,850
DeVry Education Group, Inc.	5,811	176,538
Graham Holdings Co. Class B	441	304,096
Grand Canyon Education, Inc. (a)	4,277	185,750
Houghton Mifflin Harcourt Co. (a)	13,609	355,603
K12, Inc. (a)	3,172	41,839
Strayer Education, Inc. (a)	1,051	58,446
Universal Technical Institute, Inc.	2,144	13,657

		1,690,102

Specialized Consumer Services – 0.8%
Ascent Capital Group, Inc. Class A (a)	1,127	43,987
Carriage Services, Inc.	1,587	38,136
H&R Block, Inc.	26,317	876,093
LifeLock, Inc. (a)	7,869	62,322
Outerwall, Inc.	1,819	128,822
Regis Corp. (a)	4,331	63,362
Service Corp. International	19,411	592,230
ServiceMaster Global Holdings, Inc. (a)	9,695	375,487
Sotheby’s Class A	5,618	235,001
Steiner Leisure Ltd. (a)	1,213	69,990
Weight Watchers International, Inc. (a)	2,896	11,584

		2,497,014

TOTAL DIVERSIFIED CONSUMER SERVICES		4,187,116

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.0%
Integrated Telecommunication Services – 0.0%
AT&T, Inc.	1	35

HOTELS, RESTAURANTS & LEISURE – 15.5%
Casinos & Gaming – 1.4%
Boyd Gaming Corp. (a)	7,894	134,908
Caesars Acquisition Co. (a)	4,584	29,842
Caesars Entertainment Corp. (a)	5,518	28,749
Churchill Downs, Inc.	1,278	172,607
Isle of Capri Casinos, Inc. (a)	2,097	38,249
Las Vegas Sands Corp.	38,170	2,139,047
MGM Resorts International (a)	37,597	737,653
Penn National Gaming, Inc. (a)	6,882	131,309
Pinnacle Entertainment, Inc. (a)	383	14,745

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Scientific Games Corp. Class A (a)	4,815	$72,706
Wynn Resorts Ltd.	7,768	801,891

		4,301,706

Hotels, Resorts & Cruise Lines – 3.5%
Belmond Ltd. (a)	8,925	108,082
Carnival Corp.	39,664	2,113,695
Choice Hotels International, Inc.	3,573	181,008
Diamond Resorts International Inc. (a)	4,600	144,164
Extended Stay America, Inc.	5,957	113,183
Hilton Worldwide Holdings, Inc. (a)	47,210	1,267,588
Interval Leisure Group, Inc.	3,816	81,357
La Quinta Holdings, Inc. (a)	8,780	186,312
Marcus Corp.	1,668	34,961
Marriott International, Inc. Class A	21,152	1,535,847
Marriott Vacations Worldwide Corp.	2,618	218,865
Norwegian Cruise Line Holdings Ltd. (a)	13,184	822,945
Royal Caribbean Cruises Ltd.	16,799	1,509,390
Starwood Hotels & Resorts Worldwide, Inc.	16,417	1,304,495
Wyndham Worldwide Corp.	11,529	951,373

		10,573,265

Leisure Facilities – 0.4%
ClubCorp Holdings Inc.	5,283	123,200
International Speedway Corp. Class A	2,593	88,862
Intrawest Resorts Holdings Inc. (a)	1,895	18,893
SeaWorld Entertainment, Inc.	6,858	118,918
Six Flags Entertainment Corp.	7,127	332,403
Vail Resorts, Inc.	3,476	381,282

		1,063,558

Restaurants – 10.2%
Aramark	19,369	616,322
Biglari Holdings, Inc. (a)	109	47,394
BJ’s Restaurants, Inc. (a)	1,903	98,119
Bloomin’ Brands, Inc.	11,841	275,777
Bob Evans Farms, Inc.	2,048	102,236
Brinker International, Inc.	6,042	361,916
Buffalo Wild Wings, Inc. (a)	1,813	354,587
Chipotle Mexican Grill, Inc. (a)	2,966	2,201,454
Chuys Holdings, Inc. (a)	1,552	44,092
Cracker Barrel Old Country Store, Inc.	1,833	278,414
Darden Restaurants, Inc.	10,678	787,609
Dave & Buster’s Entertainment, Inc. (a)	2,340	90,792
Del Frisco’s Restaurant Group, Inc. (a)	2,247	35,840
Denny’s Corp. (a)	8,172	96,103
DineEquity, Inc.	1,661	172,761
Domino’s Pizza, Inc.	5,322	605,856
Dunkin’ Brands Group, Inc.	9,339	503,279
El Pollo Loco Holdings, Inc. (a)	1,418	26,644
Fiesta Restaurant Group, Inc. (a)	2,573	149,568
Jack in the Box, Inc.	3,645	346,275

	Shares	Value
Krispy Kreme Doughnuts, Inc. (a)	6,201	$115,587
McDonald’s Corp.	91,867	9,173,839
Noodles & Co. (a)	1,546	23,932
Panera Bread Co. Class A (a)	2,434	496,828
Papa John’s International, Inc.	2,859	216,026
Popeyes Louisiana Kitchen, Inc. (a)	2,111	128,095
Potbelly Corp. (a)	1,262	17,214
Red Robin Gourmet Burgers, Inc. (a)	1,356	124,277
Ruby Tuesday, Inc. (a)	5,982	43,908
Ruth’s Hospitality Group, Inc.	3,366	59,006
Shake Shack, Inc. Class A (a)	573	38,993
Sonic Corp.	4,879	145,004
Starbucks Corp.	143,338	8,303,570
Texas Roadhouse, Inc. Class A	6,022	237,207
The Cheesecake Factory, Inc.	4,545	262,428
The Habit Restaurants, Inc. Class A (a)	1,060	31,493
Wendy’s Co.	26,406	270,926
Yum! Brands, Inc.	41,403	3,633,527
Zoe’s Kitchen, Inc. (a)	1,737	77,904

		30,594,802

TOTAL HOTELS, RESTAURANTS & LEISURE		46,533,331

HOUSEHOLD DURABLES – 4.3%
Consumer Electronics – 0.4%
Garmin Ltd.	11,013	461,555
Harman International Industries, Inc.	6,565	706,788
Universal Electronics, Inc. (a)	1,496	77,552

		1,245,895

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	2,476	74,750
La-Z-Boy, Inc.	4,917	124,892
Leggett & Platt, Inc.	13,234	632,718
Mohawk Industries, Inc. (a)	5,934	1,196,235
Tempur Sealy International, Inc. (a)	5,831	440,532

		2,469,127

Homebuilding – 1.7%
Beazer Homes U.S.A., Inc. (a)	2,596	49,791
Cavco Industries, Inc. (a)	786	57,441
D.R. Horton, Inc.	31,452	933,810
Hovnanian Enterprises, Inc. Class A (a)	11,240	22,705
Installed Building Products, Inc. (a)	1,870	50,808
KB Home	7,995	127,760
Lennar Corp. Class A	16,632	882,161
LGI Homes, Inc. (a)	1,538	30,052
M.D.C. Holdings, Inc.	3,737	111,587
M/I Homes, Inc. (a)	2,398	60,142
Meritage Homes Corp. (a)	3,594	162,089
NVR, Inc. (a)	368	548,335
PulteGroup, Inc.	31,700	656,824
Ryland Group, Inc.	4,478	203,615
Standard Pacific Corp. (a)	14,390	129,366

See accompanying notes which are an integral part of the financial statements.

Annual Report	28

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
Taylor Morrison Home Corp. Class A (a)	3,167	$60,965
Toll Brothers, Inc. (a)	15,946	620,618
TopBuild Corp. (a)	3,733	107,361
TRI Pointe Group, Inc. (a)	14,687	217,368
WCI Communities, Inc. (a)	1,896	47,855
William Lyon Homes Class A (a)	1,756	41,898

		5,122,551

Household Appliances – 0.6%
Helen of Troy Ltd. (a)	2,587	227,087
iRobot Corp. (a)	2,689	82,794
NACCO Industries, Inc. Class A	386	19,597
Whirlpool Corp.	7,468	1,327,288

		1,656,766

Housewares & Specialties – 0.8%
CSS Industries, Inc.	840	23,848
Jarden Corp. (a)	18,956	1,042,580
Newell Rubbermaid, Inc.	25,924	1,121,991
Tupperware Brands Corp.	4,771	278,960

		2,467,379

TOTAL HOUSEHOLD DURABLES		12,961,718

INTERNET & CATALOG RETAIL – 12.1%
Catalog Retail – 0.5%
HSN, Inc.	3,267	240,157
Liberty Interactive Corp. QVC Group Series A (a)	42,600	1,237,530

		1,477,687

Internet Retail – 11.6%
1-800-FLOWERS.com, Inc. Class A (a)	2,431	24,188
Amazon.com, Inc. (a)	37,728	20,227,867
Blue Nile, Inc. (a)	1,121	35,558
Expedia, Inc.	9,805	1,190,719
FTD Cos., Inc. (a)	1,857	54,094
Groupon, Inc. Class A (a)	45,134	217,546
Lands’ End, Inc. (a)	1,659	39,119
Liberty Media Corp. Series A (a)	12,872	533,931
Liberty TripAdvisor Holdings, Inc. (a)	6,802	199,231
Netflix, Inc. (a)	38,457	4,396,020
NutriSystem, Inc.	2,819	84,711
Orbitz Worldwide, Inc. (a)	9,117	102,840
Overstock.com, Inc. (a)	1,501	31,761
PetMed Express, Inc.	1,930	32,521
priceline.com, Inc. (a)	4,965	6,174,325
Shutterfly, Inc. (a)	3,620	156,565
Travelport Worldwide Ltd.	9,367	119,429
TripAdvisor, Inc. (a)	11,200	889,056
Wayfair, Inc. (a)	1,902	70,964

	Shares	Value
zulily, Inc. (a)	5,688	$75,138

		34,655,583

TOTAL INTERNET & CATALOG RETAIL		36,133,270

LEISURE PRODUCTS – 1.2%
Leisure Products – 1.2%
Arctic Cat, Inc.	1,239	35,448
Black Diamond, Inc. (a)	2,213	21,012
Brunswick Corp.	8,882	471,545
Callaway Golf Co.	7,469	68,416
Hasbro, Inc.	10,700	842,518
Mattel, Inc.	32,353	750,913
Nautilus, Inc. (a)	2,921	61,721
Polaris Industries, Inc.	6,025	825,787
Smith & Wesson Holding Corp. (a)	5,221	84,685
Sturm, Ruger & Co., Inc.	1,810	108,636
Vista Outdoor, Inc. (a)	6,117	288,539

TOTAL LEISURE PRODUCTS		3,559,220

MEDIA – 25.8%
Advertising – 0.9%
Clear Channel Outdoor Holding, Inc. Class A	3,903	37,703
Harte-Hanks, Inc.	4,488	21,049
Interpublic Group of Companies, Inc.	39,437	840,008
National CineMedia, Inc.	5,997	92,953
Omnicom Group, Inc.	23,589	1,723,884

		2,715,597

Broadcasting – 2.2%
CBS Corp. Class B (non-vtg.)	43,923	2,348,563
Cumulus Media, Inc. Class A (a)	13,086	21,592
Discovery Communications, Inc. Class A (a)	14,224	469,677
Discovery Communications, Inc. Class C (non-vtg.) (a)	27,169	823,221
Entercom Communications Corp. Class A (a)	2,097	22,082
Entravision Communications Corp.	5,363	41,134
Gray Television, Inc. (a)	5,838	98,604
Liberty Media Corp. (a)	19,653	740,918
Liberty Media Corp. Class A (a)	9,005	340,389
Media General, Inc. (a)	8,190	129,975
Nexstar Broadcasting Group, Inc. Class A	2,989	171,449
Scripps Networks Interactive, Inc. Class A	7,452	466,346
Sinclair Broadcast Group, Inc. Class A	6,313	183,203
TEGNA, Inc.	20,703	603,078

		6,460,231

Cable & Satellite – 10.2%
AMC Networks, Inc. Class A (a)	5,794	487,971
Cable One, Inc. (a)	445	184,773

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
MEDIA – continued
Cable & Satellite – continued
Cablevision Systems Corp. - NY Group Class A	18,952	$534,825
Charter Communications, Inc. Class A (a)	8,032	1,492,827
Comcast Corp. Class A	203,699	12,712,854
Comcast Corp. Class A (special) (non-vtg.)	38,286	2,386,749
DISH Network Corp. Class A (a)	21,360	1,380,070
Liberty Broadband Corp. Class A (a)	2,273	122,674
Liberty Broadband Corp. Class C (a)	6,415	343,395
Liberty Global PLC LiLAC Series A (a)	1,185	50,671
Liberty Global PLC LiLAC Series C (a)	3,003	127,778
Liberty Global PLC Series A (a)	24,028	1,260,509
Liberty Global PLC Series C (a)	59,818	2,939,456
Loral Space & Communications Ltd. (a)	1,356	85,903
Sirius XM Holdings, Inc. (a)	240,199	951,188
Starz – Liberty Capital Series A (a)	8,348	337,677
Time Warner Cable, Inc.	26,851	5,101,958

		30,501,278

Movies & Entertainment – 11.9%
AMC Entertainment Holdings, Inc.	2,068	66,693
Carmike Cinemas, Inc. (a)	2,329	58,342
Cinemark Holdings, Inc.	9,966	393,258
DreamWorks Animation SKG, Inc. Class A (a)	7,090	170,940
Global Eagle Entertainment, Inc. (a)	3,816	47,395
IMAX Corp. (a)	5,949	222,552
Lions Gate Entertainment Corp.	9,752	382,083
Live Nation Entertainment, Inc. (a)	14,465	379,272
Regal Entertainment Group Class A	8,221	169,353
Rentrak Corp. (a)	935	64,020
SFX Entertainment, Inc. (a)	4,259	13,544
The Madison Square Garden Co. Class A (a)	5,446	454,196
The Walt Disney Co.	154,323	18,518,760
Time Warner, Inc.	79,386	6,989,143
Twenty-First Century Fox, Inc. Class A	126,907	4,377,022
Twenty-First Century Fox, Inc. Class B	41,993	1,407,605
Viacom, Inc. Class B (non-vtg.)	33,955	1,935,435
World Wrestling Entertainment, Inc. Class A	3,200	62,624

		35,712,237

Publishing – 0.6%
E.W. Scripps Co. Class A	4,987	109,564
Gannett Co., Inc. (a)	10,382	131,332
John Wiley & Sons, Inc. Class A	4,495	238,280
Meredith Corp.	3,582	171,650
Morningstar, Inc.	1,902	162,031
New Media Investment Group, Inc.	3,994	67,938
News Corp. Class A (a)	36,461	537,071

	Shares	Value
Scholastic Corp.	2,249	$96,909
The New York Times Co. Class A	12,709	168,013
Time, Inc.	10,489	234,115
Tribune Publishing Co.	1,999	29,765

		1,946,668

TOTAL MEDIA		77,336,011

MULTILINE RETAIL – 4.8%
Department Stores – 1.7%
Dillard’s, Inc. Class A	2,314	235,750
J.C. Penney Co., Inc. (a)	27,750	228,660
Kohl’s Corp.	19,316	1,184,457
Macy’s, Inc.	32,562	2,248,732
Nordstrom, Inc.	13,634	1,040,411
Sears Holdings Corp. (a)	2,627	56,612

		4,994,622

General Merchandise Stores – 3.1%
Big Lots, Inc.	5,122	221,168
Burlington Stores, Inc. (a)	7,217	397,224
Dollar General Corp.	29,008	2,331,373
Dollar Tree, Inc. (a)	21,312	1,662,975
Fred’s, Inc. Class A	3,366	60,723
Target Corp.	58,138	4,758,595
Tuesday Morning Corp. (a)	4,340	40,709

		9,472,767

TOTAL MULTILINE RETAIL		14,467,389

SPECIALTY RETAIL – 18.9%
Apparel Retail – 4.5%
Abercrombie & Fitch Co. Class A	6,654	133,679
Aeropostale, Inc. (a)	6,524	9,851
American Eagle Outfitters, Inc.	17,690	313,997
ANN, Inc. (a)	3,944	180,438
Ascena Retail Group, Inc. (a)	14,030	175,656
Boot Barn Holdings, Inc. (a)	1,105	34,918
Caleres, Inc.	4,005	132,325
Chico’s FAS, Inc.	13,922	211,893
DSW, Inc. Class A	7,711	250,762
Express, Inc. (a)	7,281	138,630
Finish Line, Inc. Class A	4,491	123,458
Foot Locker, Inc.	13,588	958,633
Francescas Holdings Corp. (a)	3,783	46,001
Gap, Inc.	24,158	881,284
Genesco, Inc. (a)	2,319	150,016
Guess?, Inc.	6,183	135,346
L Brands, Inc.	23,785	1,919,925
Ross Stores, Inc.	39,577	2,103,913
Shoe Carnival, Inc.	1,448	40,993
Stage Stores, Inc.	3,028	53,293
Stein Mart, Inc.	2,740	27,921
The Buckle, Inc.	2,794	123,579
The Cato Corp. Class A	2,493	95,756

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Apparel Retail – continued
The Children’s Place Retail Stores, Inc.	2,035	$117,827
The Men’s Wearhouse, Inc.	3,917	233,140
Tilly’s, Inc. Class A (a)	1,055	9,548
TJX Companies, Inc.	65,259	4,556,383
Urban Outfitters, Inc. (a)	10,082	328,875
Zumiez, Inc. (a)	2,122	55,384

		13,543,424

Automotive Retail – 3.1%
Advance Auto Parts, Inc.	6,980	1,215,986
America’s Car Mart, Inc. (a)	798	36,915
Asbury Automotive Group, Inc. (a)	2,244	198,145
AutoNation, Inc. (a)	7,065	440,432
AutoZone, Inc. (a)	3,050	2,137,867
CarMax, Inc. (a)	20,081	1,295,425
CST Brands, Inc.	7,387	279,820
Group 1 Automotive, Inc.	2,323	225,261
Lithia Motors, Inc. Class A	2,269	271,577
Monro Muffler Brake, Inc.	3,035	191,964
Murphy USA, Inc. (a)	4,383	240,013
O’Reilly Automotive, Inc. (a)	9,718	2,335,333
Penske Automotive Group, Inc.	4,324	233,496
Sonic Automotive, Inc. Class A	3,190	74,295
The Pep Boys – Manny, Moe & Jack (a)	4,543	53,834
TravelCenters of America LLC (a)	3,038	49,398

		9,279,761

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	30,189	974,803
Conn’s, Inc. (a)	1,781	61,480
GameStop Corp. Class A	10,384	476,106
Rent-A-Center, Inc.	5,077	136,013

		1,648,402

Home Improvement Retail – 7.1%
Home Depot, Inc.	125,960	14,741,099
Lowe’s Companies, Inc.	92,997	6,450,272
Lumber Liquidators Holdings, Inc. (a)	2,576	49,717
Tile Shop Holdings, Inc. (a)	2,827	40,369

		21,281,457

Homefurnishing Retail – 1.0%
Aarons, Inc. Class A	6,255	231,310
Bed Bath & Beyond, Inc. (a)	17,748	1,157,702
Haverty Furniture Companies, Inc.	1,742	38,638
Kirkland’s, Inc.	1,465	39,965
Mattress Firm Holding Corp. (a)	1,531	94,692
Pier 1 Imports, Inc.	8,713	102,901
Restoration Hardware Holdings, Inc. (a)	3,599	365,155
Select Comfort Corp. (a)	5,059	131,736
Williams-Sonoma, Inc.	8,328	705,048

		2,867,147

	Shares	Value
Specialty Stores – 2.6%
Barnes & Noble, Inc. (a)	4,360	$114,624
Big 5 Sporting Goods Corp.	1,898	20,897
Cabela’s, Inc. Class A (a)	5,113	227,171
Dick’s Sporting Goods, Inc.	9,066	462,185
Five Below, Inc. (a)	5,212	192,166
GNC Holdings, Inc. Class A	8,411	413,905
Hibbett Sports, Inc. (a)	2,381	108,455
MarineMax, Inc. (a)	2,407	43,470
Office Depot, Inc. (a)	46,984	375,872
Sally Beauty Holdings, Inc. (a)	15,152	451,378
Signet Jewelers Ltd.	7,291	883,815
Staples, Inc.	61,239	900,826
The Container Store Group, Inc. (a)	1,865	33,906
The Michaels Cos., Inc. (a)	7,973	202,036
Tiffany & Co., Inc.	12,369	1,183,713
Tractor Supply Co.	13,023	1,204,888
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,848	970,944
Vitamin Shoppe, Inc. (a)	2,894	106,383
Winmark Corp.	215	21,792

		7,918,426

TOTAL SPECIALTY RETAIL		56,538,617

TEXTILES, APPAREL & LUXURY GOODS – 6.8%
Apparel, Accessories & Luxury Goods – 3.8%
Carter’s, Inc.	5,052	512,323
Coach, Inc.	26,381	823,087
Columbia Sportswear Co.	2,662	190,439
Fossil Group, Inc. (a)	4,284	294,525
G-III Apparel Group Ltd. (a)	3,874	279,819
Hanesbrands, Inc.	38,206	1,185,532
Iconix Brand Group, Inc. (a)	4,396	95,525
Kate Spade & Co. (a)	12,178	245,021
lululemon athletica, Inc. (a)	10,866	683,037
Michael Kors Holdings Ltd. (a)	19,202	806,292
Movado Group, Inc.	1,751	44,353
Oxford Industries, Inc.	1,428	119,852
PVH Corp.	7,885	914,975
Quiksilver, Inc. (a)	13,260	6,081
Ralph Lauren Corp.	5,876	739,730
Sequential Brands Group, Inc. (a)	2,454	43,509
Tumi Holdings, Inc. (a)	5,569	107,203
Under Armour, Inc. Class A (a)	16,953	1,683,942
Vera Bradley, Inc. (a)	2,089	22,687
VF Corp.	33,029	2,546,206
Vince Holding Corp. (a)	1,755	17,217

		11,361,355

Footwear – 3.0%
Crocs, Inc. (a)	7,573	119,123
Deckers Outdoor Corp. (a)	3,312	241,379
NIKE, Inc. Class B	65,608	7,559,354

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – continued
Footwear – continued
Skechers U.S.A., Inc. Class A (a)	3,976	$598,189
Steven Madden Ltd. (a)	5,490	228,823
Wolverine World Wide, Inc.	9,727	285,196

		9,032,064

Textiles – 0.0%
Unifi, Inc. (a)	1,494	46,105

TOTAL TEXTILES, APPAREL & LUXURY GOODS		20,439,524

TOTAL COMMON STOCKS (Cost $284,777,212)		299,527,148

Money Market Funds – 0.1%
	Shares	Value

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $167,498)	167,498	$167,498

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $284,944,710)		299,694,646

NET OTHER ASSETS (LIABILITIES) – 0.0%		99,254

NET ASSETS – 100%		$299,793,900

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$299,527,148	$299,527,148	$—	$—
Money Market Funds	167,498	167,498	—	—

Total Investments in Securities:	$299,694,646	$299,694,646	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	32

Fidelity MSCI Consumer Staples Index ETF

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 21.1%
Brewers – 0.7%
Molson Coors Brewing Co. Class B	16,670	$1,185,904
The Boston Beer Co., Inc. Class A (a)	970	213,904

		1,399,808

Distillers & Vintners – 1.7%
Brown-Forman Corp. Class B	13,167	1,427,435
Constellation Brands, Inc. Class A	18,073	2,169,121

		3,596,556

Soft Drinks – 18.7%
Coca-Cola Bottling Co. Consolidated	535	86,670
Coca-Cola Enterprises, Inc.	24,114	1,231,743
Dr Pepper Snapple Group, Inc.	20,690	1,659,752
Monster Beverage Corp. (a)	15,075	2,314,766
National Beverage Corp. (a)	1,215	28,881
PepsiCo, Inc.	155,584	14,990,518
The Coca-Cola Co.	435,348	17,884,096

		38,196,426

TOTAL BEVERAGES		43,192,790

CHEMICALS – 0.0%
Specialty Chemicals – 0.0%
Landec Corp. (a)	3,479	46,445

FOOD & STAPLES RETAILING – 25.3%
Drug Retail – 11.3%
CVS Health Corp.	118,104	13,283,157
Rite Aid Corp. (a)	104,030	926,907
Walgreens Boots Alliance, Inc.	91,954	8,885,515

		23,095,579

Food Distributors – 1.3%
SpartanNash Co.	3,912	126,006
Sysco Corp.	63,693	2,312,693
The Andersons, Inc.	2,965	110,594
The Chefs’ Warehouse, Inc. (a)	2,063	35,484
United Natural Foods, Inc. (a)	3,472	158,080

		2,742,857

Food Retail – 3.3%
Casey’s General Stores, Inc.	4,160	425,215
Ingles Markets, Inc. Class A	1,244	57,572
Natural Grocers by Vitamin Cottage, Inc. (a)	1,169	31,259
Smart & Final Stores, Inc. (a)	3,213	55,906
Sprouts Farmers Market, Inc. (a)	15,553	381,360
SUPERVALU, Inc. (a)	22,159	204,306
The Fresh Market, Inc. (a)	4,592	140,056
The Kroger Co.	98,872	3,879,737
Village Super Market, Inc. Class A	765	21,940
Weis Markets, Inc.	1,667	70,298
Whole Foods Market, Inc.	38,440	1,399,216

		6,666,865

	Shares	Value
Hypermarkets & Super Centers – 9.4%
Costco Wholesale Corp.	46,535	$6,761,535
PriceSmart, Inc.	2,092	202,736
Wal-Mart Stores, Inc.	169,150	12,175,417

		19,139,688

TOTAL FOOD & STAPLES RETAILING		51,644,989

FOOD PRODUCTS – 20.1%
Agricultural Products – 2.7%
Alico, Inc.	380	17,032
Archer-Daniels-Midland Co.	67,214	3,187,288
Bunge Ltd.	15,584	1,244,382
Darling International, Inc. (a)	17,469	224,477
Fresh Del Monte Produce, Inc.	3,672	145,117
Ingredion, Inc.	7,688	678,081

		5,496,377

Packaged Foods & Meats – 17.4%
B&G Foods, Inc.	6,384	188,519
Boulder Brands, Inc. (a)	6,856	57,110
Cal-Maine Foods, Inc.	3,213	174,016
Calavo Growers, Inc.	1,570	85,581
Campbell Soup Co.	20,471	1,009,425
ConAgra Foods, Inc.	45,232	1,992,922
Dean Foods Co.	10,004	178,071
Diamond Foods, Inc. (a)	2,848	92,019
Farmer Bros Co. (a)	958	22,666
Flowers Foods, Inc.	20,393	441,712
Freshpet, Inc. (a)	2,393	39,532
General Mills, Inc.	64,365	3,746,687
Hormel Foods Corp.	15,851	938,538
J&J Snack Foods Corp.	1,649	195,176
John B Sanfilippo & Son, Inc.	832	43,256
Kellogg Co.	28,940	1,914,960
Keurig Green Mountain, Inc.	12,880	966,515
Lancaster Colony Corp.	2,223	207,206
McCormick & Co., Inc. (non-vtg.)	12,720	1,043,167
Mead Johnson Nutrition Co.	21,600	1,909,224
Mondelez International, Inc. Class A	174,433	7,872,161
Pinnacle Foods, Inc.	11,709	526,320
Post Holdings, Inc. (a)	5,494	295,248
Sanderson Farms, Inc.	2,200	158,422
Seaboard Corp. (a)	34	118,150
Seneca Foods Corp. Class A (a)	807	23,556
Snyders-Lance, Inc.	5,444	177,039
The Hain Celestial Group, Inc. (a)	10,763	731,669
The Hershey Co.	16,478	1,530,641
The JM Smucker Co.	10,945	1,222,447
The Kraft Heinz Co.	62,870	4,996,279
Tootsie Roll Industries, Inc.	2,272	73,772
TreeHouse Foods, Inc. (a)	4,429	363,001
Tyson Foods, Inc. Class A	32,194	1,427,804

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity MSCI Consumer Staples Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
WhiteWave Foods Co. Class A (a)	18,421	$950,892

		35,713,703

TOTAL FOOD PRODUCTS		41,210,080

HOUSEHOLD PRODUCTS – 17.7%
Household Products – 17.7%
Central Garden and Pet Co. Class A (a)	3,892	39,231
Church & Dwight Co., Inc.	14,365	1,240,131
Colgate-Palmolive Co.	91,308	6,210,770
Energizer Holdings, Inc. (a)	6,586	253,627
HRG Group, Inc. (a)	10,558	150,452
Kimberly-Clark Corp.	38,867	4,468,539
Spectrum Brands Holdings, Inc.	3,042	322,300
The Clorox Co.	14,281	1,598,615
The Procter & Gamble Co.	283,430	21,739,081
WD-40 Co.	1,791	160,527

TOTAL HOUSEHOLD PRODUCTS		36,183,273

PERSONAL PRODUCTS – 1.9%
Personal Products – 1.9%
Avon Products, Inc.	27,104	153,680
Edgewell Personal Care Co.	6,783	649,201
Elizabeth Arden, Inc. (a)	3,243	34,181
Herbalife Ltd. (a)	7,400	373,626
Inter Parfums, Inc.	2,200	66,858
Medifast, Inc. (a)	1,048	32,352
Nu Skin Enterprises, Inc. Class A	6,496	257,566
Revlon, Inc. Class A (a)	1,691	60,825

	Shares	Value
The Estee Lauder Cos., Inc. Class A	24,797	$2,209,661
USANA Health Sciences, Inc. (a)	651	81,147

TOTAL PERSONAL PRODUCTS		3,919,097

TOBACCO – 13.7%
Tobacco – 13.7%
Altria Group, Inc.	178,793	9,722,763
Philip Morris International, Inc.	162,562	13,903,928
Reynolds American, Inc.	45,716	3,921,976
Universal Corp.	3,263	186,154
Vector Group Ltd.	11,278	285,559

TOTAL TOBACCO		28,020,380

TOTAL COMMON STOCKS (Cost $195,888,786)		204,217,054

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $158,767)	158,767	158,767

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $196,047,553)		204,375,821

NET OTHER ASSETS (LIABILITIES) – 0.1%		220,571

NET ASSETS – 100%		$204,596,392

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$204,217,054	$204,217,054	$—	$—
Money Market Funds	158,767	158,767	—	—

Total Investments in Securities:	$204,375,821	$204,375,821	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	34

Fidelity MSCI Energy Index ETF

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 17.6%
Oil & Gas Drilling – 1.7%
Atwood Oceanics, Inc.	10,522	$218,858
Diamond Offshore Drilling, Inc.	11,722	257,298
Ensco PLC Class A	40,026	663,631
Helmerich & Payne, Inc.	18,371	1,060,741
Nabors Industries Ltd.	49,520	574,927
Noble Corp. PLC	41,406	494,802
Parker Drilling Co. (a)	21,542	54,717
Patterson-UTI Energy, Inc.	25,053	412,999
Pioneer Energy Services Corp. (a)	11,330	41,468
Rowan Cos. PLC Class A	20,197	347,994
Transocean Partners LLC	3,641	48,607
Unit Corp. (a)	8,202	161,825

		4,337,867

Oil & Gas Equipment & Services – 15.9%
Baker Hughes, Inc.	74,085	4,308,043
Basic Energy Services, Inc. (a)	6,421	38,783
Bristow Group, Inc.	5,928	267,056
C&J Energy Services Ltd. (a)	8,248	79,593
Cameron International Corp. (a)	33,087	1,669,570
CARBO Ceramics, Inc.	3,575	117,439
Core Laboratories N.V.	7,424	813,893
Dril-Quip, Inc. (a)	6,622	386,791
Era Group, Inc. (a)	3,380	57,223
Exterran Holdings, Inc.	11,259	279,111
Fairmount Santrol Holdings, Inc. (a)	7,222	43,188
FMC Technologies, Inc. (a)	39,520	1,294,675
Forum Energy Technologies, Inc. (a)	10,807	165,131
Frank’s International N.V.	6,638	107,469
Geospace Technologies Corp. (a)	2,333	40,688
Halliburton Co.	144,862	6,053,783
Helix Energy Solutions Group, Inc. (a)	17,366	145,353
Hornbeck Offshore Services, Inc. (a)	5,451	99,208
ION Geophysical Corp. (a)	22,425	17,714
Key Energy Services, Inc. (a)	24,247	22,067
Matrix Service Co. (a)	4,668	90,466
McDermott International, Inc. (a)	41,080	180,752
National Oilwell Varco, Inc.	69,890	2,944,466
Natural Gas Services Group, Inc. (a)	2,198	44,224
Newpark Resources, Inc. (a)	14,441	104,408
Oceaneering International, Inc.	17,015	680,940
Oil States International, Inc. (a)	8,391	252,653
PHI, Inc. (non-vtg.) (a)	2,086	57,845
RigNet, Inc. (a)	2,320	60,158
RPC, Inc.	11,324	139,285
Schlumberger Ltd.	217,804	18,038,527
SEACOR Holdings, Inc. (a)	3,000	189,510
Seventy Seven Energy, Inc. (a)	8,353	26,061
Superior Energy Services, Inc.	25,624	435,608
Tesco Corp.	6,355	61,008
TETRA Technologies, Inc. (a)	14,001	66,645

	Shares	Value
Tidewater, Inc.	8,043	$157,080
Weatherford International PLC (a)	132,193	1,411,821

		40,948,235

TOTAL ENERGY EQUIPMENT & SERVICES		45,286,102

GAS UTILITIES – 0.5%
Gas Utilities – 0.5%
ONEOK, Inc.	35,586	1,344,795

METALS & MINING – 0.1%
Diversified Metals & Mining – 0.1%
US Silica Holdings, Inc.	9,139	205,811

OIL, GAS & CONSUMABLE FUELS – 81.5%
Coal & Consumable Fuels – 0.3%
Cloud Peak Energy, Inc. (a)	10,512	33,428
CONSOL Energy, Inc.	39,385	650,640
Peabody Energy Corp.	46,835	56,202
Solazyme, Inc. (a)	10,805	25,284
Westmoreland Coal Co. (a)	2,704	42,155

		807,709

Integrated Oil & Gas – 37.7%
Chevron Corp.	320,443	28,352,797
Exxon Mobil Corp.	714,869	56,624,773
Hess Corp.	43,847	2,587,411
Occidental Petroleum Corp.	131,315	9,218,313

		96,783,294

Oil & Gas Exploration & Production – 23.6%
Abraxas Petroleum Corp. (a)	17,434	32,776
Anadarko Petroleum Corp.	86,384	6,422,650
Antero Resources Corp. (a)	11,243	309,295
Apache Corp.	64,259	2,946,918
Approach Resources, Inc. (a)	7,048	27,417
Bill Barrett Corp. (a)	8,578	48,723
Bonanza Creek Energy, Inc. (a)	7,337	57,302
Cabot Oil & Gas Corp.	70,441	1,842,737
California Resources Corp.	52,888	223,716
Callon Petroleum Co. (a)	10,711	70,050
Carrizo Oil & Gas, Inc. (a)	8,235	314,001
Chesapeake Energy Corp.	102,277	885,719
Cimarex Energy Co.	15,974	1,663,213
Clayton Williams Energy, Inc. (a)	1,056	42,536
Cobalt International Energy, Inc. (a)	49,106	378,607
Concho Resources, Inc. (a)	20,312	2,164,447
ConocoPhillips	209,883	10,565,510
Contango Oil & Gas Co. (a)	2,807	25,768
Continental Resources, Inc. (a)	15,915	531,720
Denbury Resources, Inc.	61,158	240,962
Devon Energy Corp.	66,244	3,273,778
Diamondback Energy, Inc. (a)	10,788	726,032
Eclipse Resources Corp. (a)	10,007	38,527
Energen Corp.	13,455	742,716

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity MSCI Energy Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Energy XXI Bermuda Ltd.	17,025	$30,134
EOG Resources, Inc.	93,473	7,215,181
EQT Corp.	25,876	1,988,571
EXCO Resources, Inc.	32,413	18,774
Gastar Exploration, Inc. (a)	12,847	21,840
Gulfport Energy Corp. (a)	18,249	597,837
Halcon Resources Corp. (a)	44,604	49,064
Jones Energy, Inc. Class A (a)	5,255	36,995
Kosmos Energy Ltd. (a)	23,269	167,537
Laredo Petroleum Holdings, Inc. (a)	26,263	225,074
LinnCo LLC	22,002	85,808
Magnum Hunter Resources Corp. (a)	30,820	29,575
Marathon Oil Corp.	115,064	2,417,495
Matador Resources Co. (a)	13,139	289,452
Memorial Resource Development Corp. (a)	14,957	228,842
Murphy Oil Corp.	28,795	944,188
Newfield Exploration Co. (a)	27,225	892,708
Noble Energy, Inc.	72,799	2,564,709
Northern Oil and Gas, Inc. (a)	9,316	44,344
Oasis Petroleum, Inc. (a)	20,691	199,254
Parsley Energy, Inc. (a)	12,971	187,561
PDC Energy, Inc. (a)	6,772	317,945
Penn Virginia Corp. (a)	12,818	17,176
Pioneer Natural Resources Co.	25,383	3,217,803
QEP Resources, Inc.	30,264	420,064
Range Resources Corp.	28,844	1,134,723
Rex Energy Corp. (a)	8,646	19,367
Rice Energy, Inc. (a)	5,339	96,369
RSP Permian, Inc. (a)	7,852	194,730
Sanchez Energy Corp. (a)	9,716	71,218
SandRidge Energy, Inc. (a)	68,778	35,558
SM Energy Co.	11,587	429,530
Southwestern Energy Co. (a)	65,641	1,220,923
Stone Energy Corp. (a)	9,625	55,729
Synergy Resources Corp. (a)	15,234	148,227
Triangle Petroleum Corp. (a)	12,394	45,982
Ultra Petroleum Corp. (a)	26,321	204,777
W&T Offshore, Inc.	6,502	24,512
Whiting Petroleum Corp. (a)	34,955	716,228
WPX Energy, Inc. (a)	39,998	347,983

		60,528,907

Oil & Gas Refining & Marketing – 9.5%
Alon USA Energy, Inc.	4,814	89,589
Clean Energy Fuels Corp. (a)	12,702	73,164

	Shares	Value
CVR Energy, Inc.	3,009	$115,034
Delek US Holdings, Inc.	9,218	328,806
Green Plains, Inc.	6,121	137,416
HollyFrontier Corp.	31,749	1,532,207
Marathon Petroleum Corp.	93,118	5,090,761
PBF Energy, Inc. Class A	14,687	463,669
Phillips 66	92,625	7,363,687
Renewable Energy Group, Inc. (a)	5,146	52,489
REX American Resources Corp. (a)	1,169	60,367
Tesoro Corp.	21,404	2,083,465
Valero Energy Corp.	87,763	5,757,253
Western Refining, Inc.	13,081	577,657
World Fuel Services Corp.	12,352	502,109

		24,227,673

Oil & Gas Storage & Transportation – 10.4%
Cheniere Energy, Inc. (a)	38,321	2,642,999
Columbia Pipeline Group, Inc.	53,962	1,574,611
Enbridge Energy Management LLC (a)	9,039	286,536
EnLink Midstream LLC	8,450	227,728
Kinder Morgan, Inc.	308,576	10,689,073
SemGroup Corp. Class A	7,492	532,606
Spectra Energy Corp.	114,434	3,462,773
Targa Resources Corp.	9,002	796,227
The Williams Cos., Inc.	121,116	6,356,168

		26,568,721

TOTAL OIL, GAS & CONSUMABLE FUELS		208,916,304

TOTAL COMMON STOCKS (Cost $322,359,018)		255,753,012

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $240,719)	240,719	240,719

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $322,599,737)		255,993,731

NET OTHER ASSETS (LIABILITIES) – 0.2%		405,122

NET ASSETS – 100%		$256,398,853

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Annual Report	36

Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$255,753,012	$255,753,012	$—	$—
Money Market Funds	240,719	240,719	—	—

Total Investments in Securities:	$255,993,731	$255,993,731	$—	$—

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity MSCI Financials Index ETF

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BANKS – 34.7%
Diversified Banks – 24.5%
Bank of America Corp.	889,845	$15,910,429
Citigroup, Inc.	256,636	15,002,940
Comerica, Inc.	15,093	715,861
JPMorgan Chase & Co.	315,369	21,612,238
Square 1 Financial, Inc. Class A (a)	1,834	49,463
US Bancorp	150,697	6,813,012
Wells Fargo & Co.	414,022	23,959,453

		84,063,396

Regional Banks – 10.2%
1st Source Corp.	1,019	34,636
Ameris Bancorp	2,526	68,227
Arrow Financial Corp.	988	27,210
Associated Banc-Corp	12,675	249,824
Banc of California, Inc.	2,410	29,233
Bancfirst Corp.	596	37,912
BancorpSouth, Inc.	7,435	187,882
Bank of Hawaii Corp.	3,702	249,774
Bank of the Ozarks, Inc.	6,685	294,942
BankUnited, Inc.	8,705	317,907
Banner Corp.	1,792	85,407
BB&T Corp.	61,868	2,491,424
BBCN Bancorp, Inc.	6,776	104,012
Berkshire Hills Bancorp, Inc.	2,481	72,197
Blue Hills Bancorp, Inc. (a)	2,564	37,024
BOK Financial Corp.	2,080	138,237
Boston Private Financial Holdings, Inc.	7,096	89,268
Bryn Mawr Bank Corp.	1,150	33,166
Camden National Corp.	696	28,021
Capital Bank Financial Corp. Class A (a)	2,357	70,639
Cardinal Financial Corp.	2,747	64,170
Cathay General Bancorp	6,479	208,041
Centerstate Banks, Inc.	3,954	55,119
Central Pacific Financial Corp.	2,144	49,934
Chemical Financial Corp.	2,830	93,248
CIT Group, Inc.	14,905	701,131
Citizens Financial Group, Inc.	36,334	947,227
City Holding Co.	1,297	62,541
City National Corp.	4,211	378,611
CoBiz Financial, Inc.	3,194	40,851
Columbia Banking System, Inc.	4,902	160,737
Commerce Bancshares, Inc.	7,354	346,300
Community Bank System, Inc.	3,525	134,761
Community Trust Bancorp, Inc.	1,405	49,189
ConnectOne Bancorp, Inc.	2,389	51,029
Cullen/Frost Bankers, Inc.	4,815	348,847
Customers Bancorp, Inc. (a)	2,099	52,790
CVB Financial Corp.	8,576	151,881
Eagle Bancorp, Inc. (a)	2,524	112,066
East West Bancorp, Inc.	12,205	546,296

	Shares	Value
Enterprise Financial Services Corp.	1,638	$39,525
FCB Financial Holdings, Inc. Class A (a)	2,712	94,188
Fifth Third Bancorp	69,784	1,470,349
First BanCorp (a)	9,982	43,022
First BanCorp/NC	1,580	26,971
First Citizens BancShares, Inc. Class A	618	158,418
First Commonwealth Financial Corp.	8,017	73,756
First Community Bancshares, Inc.	1,374	24,443
First Financial Bancorp	5,338	101,475
First Financial Bankshares, Inc.	4,401	149,546
First Financial Corp.	838	27,805
First Horizon National Corp.	19,826	314,242
First Interstate Bancsystem, Inc.	1,821	50,496
First Merchants Corp.	3,041	79,157
First Midwest Bancorp, Inc.	6,648	124,783
First NBC Bank Holding Co. (a)	1,343	51,303
First Niagara Financial Group, Inc.	30,236	293,592
First Republic Bank	11,686	745,450
FirstMerit Corp.	14,089	264,028
Flushing Financial Corp.	2,511	52,128
FNB Corp.	14,813	204,271
Fulton Financial Corp.	15,340	198,806
Glacier Bancorp, Inc.	6,468	181,751
Great Southern Bancorp, Inc.	826	34,279
Great Western Bancorp, Inc.	3,463	90,938
Hancock Holding Co.	6,845	200,011
Hanmi Financial Corp.	2,759	69,830
Heartland Financial USA, Inc.	1,401	52,790
Heritage Financial Corp.	2,732	48,356
Home BancShares, Inc.	5,169	205,830
HomeTrust Bancshares, Inc. (a)	1,659	28,435
Huntington Bancshares, Inc.	68,512	799,535
Iberiabank Corp.	2,851	184,032
Independent Bank Corp.	1,983	95,898
Independent Bank Group, Inc.	876	38,964
International Bancshares Corp.	4,913	132,307
Investors Bancorp, Inc.	30,550	372,099
KeyCorp	72,407	1,074,520
Lakeland Bancorp, Inc.	3,057	34,544
Lakeland Financial Corp.	1,443	61,385
LegacyTexas Financial Group, Inc.	3,862	117,366
M&T Bank Corp.	10,127	1,328,156
MB Financial, Inc.	6,406	218,445
National Bank Holdings Corp. Class A	3,233	69,962
National Penn Bancshares, Inc.	11,940	127,997
NBT Bancorp, Inc.	3,762	101,687
OFG Bancorp	3,934	31,708
Old National Bancorp	10,204	146,836
Opus Bank	1,384	54,184
PacWest Bancorp	8,243	381,568
People’s United Financial, Inc.	26,128	425,103
Peoples Bancorp, Inc.	1,311	27,583
Pinnacle Financial Partners, Inc.	2,910	154,492

See accompanying notes which are an integral part of the financial statements.

Annual Report	38

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Popular, Inc. (a)	8,841	$270,711
PrivateBancorp, Inc.	6,341	262,137
Prosperity Bancshares, Inc.	5,624	307,014
Regions Financial Corp.	113,688	1,181,218
Renasant Corp.	3,228	103,780
Republic Bancorp, Inc. Class A	906	22,786
S&T Bancorp, Inc.	2,551	78,877
Seacoast Banking Corp. of Florida (a)	2,110	31,544
Signature Bank (a)	4,278	622,834
Simmons First National Corp. Class A	1,391	63,221
South State Corp.	2,086	162,124
Southside Bancshares, Inc.	1,931	52,755
State Bank Financial Corp.	2,995	60,649
Sterling Bancorp/DE	9,863	146,860
Stock Yards Bancorp, Inc.	1,218	44,895
SunTrust Banks, Inc.	44,270	1,962,932
Susquehanna Bancshares, Inc.	15,603	221,563
SVB Financial Group (a)	4,332	619,909
Synovus Financial Corp.	11,526	363,299
Talmer Bancorp, Inc. Class A	5,116	83,391
TCF Financial Corp.	13,547	222,984
Texas Capital Bancshares, Inc. (a)	3,873	228,275
The Bancorp, Inc. (a)	3,055	25,509
The PNC Financial Services Group, Inc.	44,056	4,325,418
Towne Bank	3,746	66,117
Trico Bancshares	1,854	45,961
TriState Capital Holdings Inc. (a)	2,005	25,323
Trustmark Corp.	5,537	133,109
UMB Financial Corp.	3,310	181,454
Umpqua Holdings Corp.	18,767	332,927
Union Bankshares Corp.	3,901	96,277
United Bankshares, Inc.	5,906	239,370
United Community Banks, Inc.	4,067	84,878
Univest Corp. of Pennsylvania	1,704	33,961
Valley National Bancorp	19,796	196,376
Washington Trust Bancorp, Inc.	1,222	48,599
Webster Financial Corp.	7,666	296,368
WesBanco, Inc.	2,980	98,996
Westamerica BanCorp.	2,231	109,274
Western Alliance Bancorp (a)	7,352	248,718
Wilshire Bancorp, Inc.	6,237	72,474
Wintrust Financial Corp.	3,866	208,455
Zions BanCorp.	17,262	538,402

		35,201,780

TOTAL BANKS		119,265,176

CAPITAL MARKETS – 12.1%
Asset Management & Custody Banks – 6.7%
Affiliated Managers Group, Inc. (a)	4,645	965,696
Ameriprise Financial, Inc.	15,451	1,941,727

	Shares	Value
Arlington Asset Investment Corp. Class A	892	$17,037
Artisan Partners Asset Management, Inc. Class A	2,959	141,292
BlackRock, Inc.	10,506	3,533,378
Calamos Asset Management, Inc. Class A	1,467	17,619
Cohen & Steers, Inc.	1,781	55,051
Eaton Vance Corp.	10,035	384,943
Federated Investors, Inc. Class B	7,988	269,275
Financial Engines, Inc.	4,452	204,169
Franklin Resources, Inc.	34,230	1,559,177
GAMCO Investors, Inc. Class A	390	26,777
Invesco Ltd.	36,348	1,403,033
Janus Capital Group, Inc.	12,678	207,666
Legg Mason, Inc.	8,639	426,248
Northern Trust Corp.	18,792	1,437,400
NorthStar Asset Management Group, Inc.	16,417	300,759
OM Asset Management PLC	2,770	48,946
Pzena Investment Management, Inc. Class A	1,076	11,190
Safeguard Scientifics, Inc. (a)	1,838	33,746
SEI Investments Co.	12,033	641,479
State Street Corp.	34,891	2,671,255
T Rowe Price Group, Inc.	22,076	1,702,722
The Bank of New York Mellon Corp.	94,256	4,090,710
Virtus Investment Partners, Inc.	614	74,208
Waddell & Reed Financial, Inc. Class A	7,141	320,702
Walter Investment Management Corp. (a)	3,245	70,741
Westwood Holdings Group, Inc.	658	39,533
WisdomTree Investments, Inc.	9,762	243,074

		22,839,553

Diversified Capital Markets – 0.0%
HFF, Inc. Class A	2,899	132,890

Investment Banking & Brokerage – 5.4%
BGC Partners, Inc. Class A	15,313	150,833
Cowen Group, Inc. Class A (a)	8,741	49,387
E*TRADE Financial Corp. (a)	24,581	698,592
Evercore Partners, Inc. Class A	2,988	175,694
Greenhill & Co., Inc.	2,295	90,262
INTL. FCStone, Inc. (a)	1,294	37,733
Investment Technology Group, Inc.	2,651	53,948
KCG Holdings, Inc. Class A (a)	3,643	38,689
LPL Financial Holdings, Inc.	7,392	348,533
Moelis & Co. Class A	1,516	45,359
Morgan Stanley	124,213	4,824,433
Oppenheimer Holdings, Inc. Class A	987	22,405
Piper Jaffray Cos. (a)	1,423	63,821
Raymond James Financial, Inc.	10,927	644,693
RCS Capital Corp. Class A (a)	3,004	17,513
Stifel Financial Corp. (a)	5,308	291,675

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Investment Banking & Brokerage – continued
TD Ameritrade Holding Corp.	22,990	$844,423
The Charles Schwab Corp.	99,854	3,482,907
The Goldman Sachs Group, Inc.	33,167	6,801,557

		18,682,457

TOTAL CAPITAL MARKETS		41,654,900

CONSUMER FINANCE – 4.4%
Consumer Finance – 4.4%
Ally Financial, Inc. (a)	36,789	837,686
American Express Co.	77,607	5,902,788
Capital One Financial Corp.	46,680	3,795,084
Cash America International, Inc.	2,576	71,432
Credit Acceptance Corp. (a)	613	147,249
Discover Financial Services	37,856	2,112,743
Encore Capital Group, Inc. (a)	2,116	91,009
Enova International, Inc. (a)	2,249	40,662
Ezcorp, Inc. Class A (a)	4,554	32,288
First Cash Financial Services, Inc. (a)	2,478	100,780
Green Dot Corp. Class A (a)	3,261	67,568
Navient Corp.	34,147	536,108
Nelnet, Inc. Class A	2,191	86,304
PRA Group, Inc. (a)	4,145	263,415
SLM Corp. (a)	36,055	329,182
Springleaf Holdings, Inc. (a)	4,605	232,599
Synchrony Financial (a)	14,190	487,568
World Acceptance Corp. (a)	560	30,475

TOTAL CONSUMER FINANCE		15,164,940

DIVERSIFIED FINANCIAL SERVICES – 7.7%
Multi-Sector Holdings – 4.3%
Berkshire Hathaway, Inc. Class B (a)	97,713	13,947,554
FNFV Group (a)	6,827	99,401
Leucadia National Corp.	28,059	659,948
PICO Holdings, Inc. (a)	1,949	24,031

		14,730,934

Other Diversified Financial Services – 0.2%
Voya Financial Inc.	19,313	906,745

Specialized Finance – 3.2%
CBOE Holdings, Inc.	7,149	443,095
CME Group, Inc.	27,132	2,605,757
Interactive Brokers Group, Inc. Class A	4,719	189,468
Intercontinental Exchange, Inc.	9,481	2,162,047
MarketAxess Holdings, Inc.	3,195	312,471
McGraw Hill Financial, Inc.	23,148	2,355,309
Moody’s Corp.	15,398	1,700,401
MSCI, Inc.	8,606	586,585
PHH Corp. (a)	4,456	111,222

	Shares	Value
The NASDAQ OMX Group, Inc.	10,043	$512,494

		10,978,849

TOTAL DIVERSIFIED FINANCIAL SERVICES		26,616,528

INSURANCE – 17.2%
Insurance Brokers – 1.9%
Aon PLC	23,721	2,390,365
Arthur J Gallagher & Co.	14,012	664,589
Brown & Brown, Inc.	10,338	345,806
Marsh & McLennan Cos., Inc.	45,606	2,642,412
Willis Group Holdings PLC	13,705	637,146

		6,680,318

Life & Health Insurance – 4.6%
Aflac, Inc.	37,149	2,379,393
American Equity Investment Life Holding Co.	6,222	183,798
Citizens, Inc. (a)	3,967	26,857
CNO Financial Group, Inc.	17,055	304,261
FBL Financial Group, Inc. Class A	981	55,927
Fidelity & Guaranty Life	1,118	29,101
Kansas City Life Insurance Co.	394	18,553
Lincoln National Corp.	21,705	1,222,426
MetLife, Inc.	80,371	4,479,879
Primerica, Inc.	4,455	201,500
Principal Financial Group, Inc.	24,898	1,382,088
Prudential Financial, Inc.	38,585	3,409,371
StanCorp Financial Group, Inc.	3,585	408,762
Symetra Financial Corp.	6,960	174,278
Torchmark Corp.	10,813	666,189
Unum Group	21,312	763,822

		15,706,205

Multi-line Insurance – 3.5%
American Financial Group, Inc.	5,947	410,046
American International Group, Inc.	116,109	7,444,909
Assurant, Inc.	5,870	437,902
Genworth Financial, Inc. Class A (a)	42,340	296,803
Hartford Financial Services Group, Inc.	35,652	1,695,253
HCC Insurance Holdings, Inc.	8,172	630,551
Horace Mann Educators Corp.	3,505	123,516
Kemper Corp.	3,641	140,980
Loews Corp.	25,268	962,963

		12,142,923

Property & Casualty Insurance – 6.0%
ACE Ltd.	27,702	3,013,147
Allied World Assurance Co. Holdings AG	8,185	345,898
Ambac Financial Group, Inc. (a)	3,805	61,032
AMERISAFE, Inc.	1,648	82,482
Amtrust Financial Services, Inc.	3,098	215,342
Arch Capital Group Ltd. (a)	10,707	764,052
Argo Group International Holdings Ltd.	2,437	137,398

See accompanying notes which are an integral part of the financial statements.

Annual Report	40

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Aspen Insurance Holdings Ltd.	5,264	$253,146
Assured Guaranty Ltd.	13,166	322,040
Axis Capital Holdings Ltd.	8,578	493,750
Baldwin & Lyons, Inc. Class B	857	19,985
Cincinnati Financial Corp.	13,246	731,312
Donegal Group, Inc. Class A	920	13,680
EMC Insurance Group, Inc.	748	18,042
Employers Holdings, Inc.	2,740	65,760
Federated National Holding Co.	1,181	27,860
First American Financial Corp.	9,147	371,185
FNF Group	21,315	833,203
Global Indemnity PLC (a)	863	23,862
HCI Group, Inc.	786	35,276
Heritage Insurance Holdings, Inc. (a)	2,150	53,148
Hilltop Holdings, Inc. (a)	6,423	135,204
Infinity Property & Casualty Corp.	986	76,425
James River Group Holdings Ltd.	978	26,846
MBIA, Inc. (a)	13,145	78,213
National Interstate Corp.	687	17,354
Old Republic International Corp.	21,034	351,899
OneBeacon Insurance Group Ltd. Class A	1,859	26,955
ProAssurance Corp.	4,725	228,170
RLI Corp.	3,292	181,817
Safety Insurance Group, Inc.	1,077	62,455
Selective Insurance Group, Inc.	4,887	150,568
State Auto Financial Corp.	1,400	33,880
State National Cos., Inc.	2,629	28,551
Stewart Information Services Corp.	1,816	74,674
The Allstate Corp.	35,248	2,430,350
The Chubb Corp.	19,546	2,430,154
The Hanover Insurance Group, Inc.	3,772	304,966
The Navigators Group, Inc. (a)	966	75,522
The Progressive Corp.	49,862	1,520,791
The Travelers Cos., Inc.	27,199	2,886,358
United Fire Group, Inc.	1,794	62,001
United Insurance Holdings Corp.	1,457	23,399
Universal Insurance Holdings Inc.	2,694	73,869
WR Berkley Corp.	8,564	477,186
XL Group PLC	25,781	980,194

		20,619,401

Reinsurance – 1.2%
Alleghany Corp. (a)	1,355	658,706
Endurance Specialty Holdings Ltd.	3,822	265,591
Enstar Group Ltd. (a)	885	141,591
Everest Re Group Ltd.	3,762	688,897
Greenlight Capital Re Ltd. (a)	2,708	75,337
Maiden Holdings Ltd.	4,639	76,729
Montpelier Re Holdings Ltd.	3,161	134,817
PartnerRe Ltd.	4,029	547,783
Reinsurance Group of America, Inc.	5,832	562,905

	Shares	Value
RenaissanceRe Holdings Ltd.	3,883	$416,646
Third Point Reinsurance Ltd. (a)	5,016	74,538
Validus Holdings Ltd.	7,113	329,687

		3,973,227

TOTAL INSURANCE		59,122,074

REAL ESTATE INVESTMENT TRUSTS (REITS) – 21.6%
Diversified REIT’s – 1.7%
Cousins Properties, Inc.	17,602	182,709
Duke Realty Corp.	29,335	591,687
Empire State Realty Trust, Inc. Class A	8,804	156,535
First Potomac Realty Trust	5,077	57,624
Investors Real Estate Trust	10,333	74,501
Lexington Realty Trust	17,994	154,748
Liberty Property Trust	12,612	429,186
NorthStar Realty Finance Corp.	27,999	447,984
One Liberty Properties, Inc.	1,193	26,962
PS Business Parks, Inc.	1,714	131,961
RAIT Financial Trust	4,832	25,320
Select Income REIT	5,632	113,034
Spirit Realty Capital, Inc.	37,444	380,057
STORE Capital Corp.	4,294	90,174
VEREIT, Inc.	76,589	670,920
Vornado Realty Trust	14,315	1,396,428
Washington Real Estate Investment Trust	5,803	155,753
Winthrop Realty Trust (a)	2,751	40,962
WP Carey, Inc.	8,418	515,097

		5,641,642

Health Care REIT’s – 0.1%
CareTrust REIT, Inc.	2,482	32,216
Healthcare Trust of America, Inc. Class A	10,658	267,836
New Senior Investment Group, Inc.	7,115	92,068
Physicians Realty Trust	5,312	85,205

		477,325

Hotel & Resort REIT’s – 0.1%
Chatham Lodging Trust	3,275	88,491
Hersha Hospitality Trust	3,804	103,164
Xenia Hotels & Resorts, Inc.	9,042	187,441

		379,096

Industrial REIT’s – 0.7%
DCT Industrial Trust, Inc.	7,472	259,727
EastGroup Properties, Inc.	2,763	166,333
First Industrial Realty Trust, Inc.	9,517	199,286
Monmouth Real Estate Investment Corp. Class A	4,652	46,613
Prologis, Inc.	43,363	1,760,971
STAG Industrial, Inc.	5,539	108,786

		2,541,716

Mortgage REIT’s – 1.4%
AG Mortgage Investment Trust, Inc.	2,503	45,555
Altisource Residential Corp.	5,044	83,024

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REIT’s – continued
American Capital Agency Corp.	30,013	$578,050
American Capital Mortgage Investment Corp.	4,406	71,113
Annaly Capital Management, Inc.	80,401	799,990
Anworth Mortgage Asset Corp.	9,505	47,525
Apollo Commercial Real Estate Finance, Inc.	4,846	81,801
Apollo Residential Mortgage, Inc.	2,782	40,283
ARMOUR Residential REIT, Inc.	30,449	86,475
Blackstone Mortgage Trust, Inc. Class A	7,406	216,033
Capstead Mortgage Corp.	8,292	91,792
Chimera Investment Corp.	16,628	236,616
Colony Financial, Inc.	9,363	212,727
CYS Investments, Inc.	13,896	107,833
Dynex Capital, Inc.	4,685	34,529
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,579	51,761
Hatteras Financial Corp.	8,324	135,348
Invesco Mortgage Capital, Inc.	10,524	151,651
iStar Financial, Inc. (a)	7,245	94,910
MFA Financial, Inc.	31,353	236,088
New Residential Investment Corp.	19,612	307,712
New York Mortgage Trust, Inc.	9,071	67,851
Newcastle Investment Corp.	5,708	28,026
PennyMac Mortgage Investment Trust	1,036	18,399
Redwood Trust, Inc.	7,216	111,848
Resource Capital Corp.	11,282	40,390
Starwood Property Trust, Inc.	20,113	437,659
Two Harbors Investment Corp.	31,367	320,571
Western Asset Mortgage Capital Corp.	3,648	50,598

		4,786,158

Office REIT’s – 2.4%
Alexandria Real Estate Equities, Inc.	6,111	566,551
BioMed Realty Trust, Inc.	17,336	373,417
Boston Properties, Inc.	12,970	1,598,942
Brandywine Realty Trust	15,276	210,351
Columbia Property Trust, Inc.	10,105	244,137
CoreSite Realty Corp.	2,256	113,251
Corporate Office Properties Trust	7,870	182,033
CyrusOne, Inc.	5,203	159,940
Digital Realty Trust, Inc.	11,469	737,113
Douglas Emmett, Inc.	11,686	342,517
DuPont Fabros Technology, Inc.	5,621	169,473
Equity Commonwealth (a)	10,490	274,838
Franklin Street Properties Corp.	7,790	91,688
Government Properties Income Trust	5,039	87,024
Gramercy Property Trust, Inc.	4,807	117,579
Highwoods Properties, Inc.	7,912	334,915
Hudson Pacific Properties, Inc.	6,398	196,930
Kilroy Realty Corp.	7,353	520,960

	Shares	Value
Mack-Cali Realty Corp.	7,158	$149,173
New York REIT, Inc.	14,068	145,744
Paramount Group, Inc.	13,534	241,853
Parkway Properties, Inc.	7,099	127,356
Piedmont Office Realty Trust, Inc. Class A	13,131	239,115
QTS Realty Trust, Inc. Class A	2,765	114,747
SL Green Realty Corp.	8,342	960,498

		8,300,145

Residential REIT’s – 3.0%
American Campus Communities, Inc.	9,552	356,481
American Homes 4 Rent Class A	14,356	237,592
American Residential Properties, Inc.	2,790	51,615
Apartment Investment & Management Co. Class A	13,120	512,730
Associated Estates Realty Corp.	4,916	141,335
AvalonBay Communities, Inc.	11,174	1,925,727
Camden Property Trust	7,358	585,917
Campus Crest Communities, Inc.	5,788	32,992
Education Realty Trust, Inc.	3,648	115,423
Equity Lifestyle Properties, Inc.	6,836	395,668
Equity Residential	30,803	2,304,372
Essex Property Trust, Inc.	5,513	1,239,929
Home Properties, Inc.	4,924	362,899
Mid-America Apartment Communities, Inc.	6,421	515,863
Post Properties, Inc.	4,661	265,397
Silver Bay Realty Trust Corp.	3,139	50,883
Starwood Waypoint Residential Trust	3,301	80,808
Sun Communities, Inc.	4,328	300,839
UDR, Inc.	21,999	743,786

		10,220,256

Retail REIT’s – 4.3%
Acadia Realty Trust	5,799	185,452
Agree Realty Corp.	1,553	48,127
Alexander’s, Inc.	197	79,878
Brixmor Property Group, Inc.	15,278	373,853
CBL & Associates Properties, Inc.	14,500	236,930
Cedar Realty Trust, Inc.	6,478	43,403
DDR Corp.	26,131	425,935
Equity One, Inc.	6,375	163,646
Excel Trust, Inc.	5,278	83,604
Federal Realty Investment Trust	5,835	798,170
General Growth Properties, Inc.	48,729	1,322,505
Getty Realty Corp.	2,345	38,974
Inland Real Estate Corp.	7,810	76,694
Kimco Realty Corp.	34,982	864,405
Kite Realty Group Trust	7,061	186,410
National Retail Properties, Inc.	11,289	419,612
Pennsylvania Real Estate Investment Trust	5,964	130,731
Ramco-Gershenson Properties Trust	6,703	113,549
Realty Income Corp.	19,043	919,587
Regency Centers Corp.	8,014	512,656

See accompanying notes which are an integral part of the financial statements.

Annual Report	42

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Retail REIT’s – continued
Retail Opportunity Investments Corp.	8,062	$138,263
Retail Properties of America, Inc. Class A	20,007	291,302
Rouse Properties, Inc.	3,431	60,386
Saul Centers, Inc.	1,113	57,742
Simon Property Group, Inc.	26,598	4,979,678
Tanger Factory Outlet Centers	8,130	264,062
Taubman Centers, Inc.	4,193	313,636
The Macerich Co.	11,368	899,891
Urban Edge Properties	8,671	186,166
Urstadt Biddle Properties, Inc. Class A	1,360	25,976
Weingarten Realty Investors	9,852	346,593
WP GLIMCHER, Inc.	15,876	214,961

		14,802,777

Specialized REIT’s – 7.9%
American Tower Corp.	35,558	3,381,921
Ashford Hospitality Prime, Inc.	2,564	37,332
Ashford Hospitality Trust, Inc.	8,369	73,145
CatchMark Timber Trust, Inc. Class A	3,078	32,873
Chesapeake Lodging Trust	5,058	162,210
Communications Sales & Leasing, Inc.	10,186	212,378
Corrections Corp. of America	9,989	351,313
Crown Castle International Corp.	28,268	2,315,432
CubeSmart	14,112	369,170
DiamondRock Hospitality Co.	17,065	215,190
EPR Properties	4,856	277,375
Equinix, Inc.	4,772	1,330,959
Extra Space Storage, Inc.	9,366	688,588
FelCor Lodging Trust, Inc.	11,473	107,387
Gaming and Leisure Properties, Inc.	7,717	252,732
HCP, Inc.	39,009	1,507,308
Health Care REIT, Inc.	29,367	2,037,189
Healthcare Realty Trust, Inc.	8,457	203,306
Hospitality Properties Trust	11,384	312,149
Host Hotels & Resorts, Inc.	64,127	1,242,781
InfraREIT, Inc.	1,958	65,652
Iron Mountain, Inc.	16,970	509,949
Lamar Advertising Co. Class A	6,887	413,564
LaSalle Hotel Properties	9,612	319,791
LTC Properties, Inc.	3,028	132,838
Medical Properties Trust, Inc.	17,763	242,820
National Health Investors, Inc.	3,029	197,642
Omega Healthcare Investors, Inc.	13,907	504,268
Outfront Media, Inc.	11,656	292,915
Pebblebrook Hotel Trust	6,106	248,514
Plum Creek Timber Co., Inc.	14,949	612,909
Potlatch Corp.	3,478	121,765
Public Storage	12,434	2,551,208
Rayonier, Inc.	10,737	264,130
RLJ Lodging Trust	11,217	334,603
Ryman Hospitality Properties, Inc.	3,934	224,946

	Shares	Value
Sabra Health Care REIT, Inc.	5,052	$138,172
Senior Housing Properties Trust	19,850	342,810
Sovran Self Storage, Inc.	3,006	286,201
Strategic Hotels & Resorts, Inc. (a)	22,235	303,953
Summit Hotel Properties, Inc.	7,301	99,513
Sunstone Hotel Investors, Inc.	17,801	250,460
The Geo Group, Inc.	6,311	238,240
Universal Health Realty Income Trust	416	20,372
Ventas, Inc.	27,253	1,828,404
Weyerhaeuser Co.	44,457	1,364,385

		27,020,762

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		74,169,877

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc.	3,986	150,472
Tejon Ranch Co. (a)	1,364	33,854
The St Joe Co. (a)	2,259	36,709

		221,035

Real Estate Development – 0.1%
Forestar Group, Inc. (a)	2,854	36,531
The Howard Hughes Corp. (a)	3,034	412,503

		449,034

Real Estate Operating Companies – 0.1%
Forest City Enterprises, Inc. Class A (a)	19,382	452,569

Real Estate Services – 0.7%
Altisource Asset Management Corp. (a)	87	11,533
Altisource Portfolio Solutions S.A. (a)	1,302	42,523
CBRE Group, Inc. Class A (a)	25,359	962,881
Jones Lang LaSalle, Inc.	3,798	676,196
Kennedy-Wilson Holdings, Inc.	6,655	168,505
Marcus & Millichap, Inc. (a)	1,253	64,204
Realogy Holdings Corp. (a)	12,413	565,040

		2,490,882

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,613,520

THRIFTS & MORTGAGE FINANCE – 1.1%
Thrifts & Mortgage Finance – 1.1%
Astoria Financial Corp.	7,848	118,662
Bank Mutual Corp.	3,989	29,000
Beneficial Bancorp, Inc. (a)	7,111	91,447
BofI Holding, Inc. (a)	1,102	135,381
Brookline Bancorp, Inc.	6,039	68,060
Capitol Federal Financial, Inc.	11,548	138,807
Dime Community Bancshares, Inc.	2,673	45,441
Essent Group Ltd. (a)	5,141	150,477
EverBank Financial Corp.	6,943	138,443
Federal Agricultural Mortgage Corp. Class C	906	24,236

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE – continued
Thrifts & Mortgage Finance – continued
Flagstar Bancorp, Inc. (a)	2,025	$41,108
HomeStreet, Inc. (a)	1,704	38,527
Hudson City Bancorp, Inc.	40,635	418,947
LendingTree, Inc. (a)	547	45,357
Meridian Bancorp, Inc. (a)	1,863	24,294
MGIC Investment Corp. (a)	28,877	319,668
Nationstar Mortgage Holdings, Inc. (a)	3,695	68,542
New York Community Bancorp, Inc.	37,492	713,473
NMI Holdings, Inc. Class A (a)	4,495	35,960
Northfield Bancorp, Inc.	3,802	57,258
Northwest Bancshares, Inc.	7,885	100,061
Ocwen Financial Corp. (a)	9,209	77,632
Oritani Financial Corp.	3,295	51,764
Provident Financial Services, Inc.	5,020	98,492
Radian Group, Inc.	16,188	298,830
TFS Financial Corp.	6,451	108,764
TrustCo Bank Corp.	8,111	50,532
United Financial Bancorp, Inc.	3,639	49,090
Walker & Dunlop, Inc. (a)	2,220	53,169
Washington Federal, Inc.	8,349	194,365
Waterstone Financial, Inc.	2,765	35,696

	Shares	Value
WSFS Financial Corp.	2,324	$66,722

TOTAL THRIFTS & MORTGAGE FINANCE		3,888,205

TOTAL COMMON STOCKS (Cost $335,049,470)		343,495,220

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $562,227)	562,227	562,227

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $335,611,697)		344,057,447

NET OTHER ASSETS (LIABILITIES) – 0.0%		(45,903)

NET ASSETS – 100%		$344,011,544

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$343,495,220	$343,495,220	$—	$—
Money Market Funds	562,227	562,227	—	—

Total Investments in Securities:	$344,057,447	$344,057,447	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	44

Fidelity MSCI Health Care Index ETF

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
BIOTECHNOLOGY – 24.3%
Biotechnology – 24.3%
ACADIA Pharmaceuticals, Inc. (a)	18,663	$910,941
Acceleron Pharma, Inc. (a)	4,771	136,641
Achillion Pharmaceuticals, Inc. (a)	22,115	188,420
Acorda Therapeutics, Inc. (a)	10,110	347,380
Advaxis, Inc. (a)	7,824	130,348
Aegerion Pharmaceuticals, Inc. (a)	6,074	116,196
Agios Pharmaceuticals, Inc. (a)	5,211	574,148
Alder Biopharmaceuticals, Inc. (a)	6,256	290,404
Alexion Pharmaceuticals, Inc. (a)	51,160	10,101,030
Alkermes PLC (a)	33,718	2,360,934
Alnylam Pharmaceuticals, Inc. (a)	17,370	2,213,459
AMAG Pharmaceuticals, Inc. (a)	1,532	97,895
Amgen, Inc.	172,860	30,525,347
Amicus Therapeutics, Inc. (a)	25,308	435,045
Anacor Pharmaceuticals, Inc. (a)	8,463	1,262,595
Arena Pharmaceuticals, Inc. (a)	53,899	217,752
Ariad Pharmaceuticals, Inc. (a)	41,286	336,894
Array BioPharma, Inc. (a)	31,441	182,672
Arrowhead Research Corp. (a)	12,556	77,596
Atara Biotherapeutics, Inc. (a)	3,825	214,735
Avalanche Biotechnologies, Inc. (a)	3,974	58,497
Baxalta, Inc. (a)	124,307	4,080,999
Bellicum Pharmaceuticals, Inc. (a)	2,117	43,081
BioCryst Pharmaceuticals, Inc. (a)	13,740	212,695
Biogen Idec, Inc. (a)	53,546	17,069,394
BioMarin Pharmaceutical, Inc. (a)	36,379	5,321,156
Biotime, Inc. (a)	10,458	33,047
Bluebird Bio, Inc. (a)	7,394	1,226,147
Celgene Corp. (a)	182,608	23,967,300
Celldex Therapeutics, Inc. (a)	22,754	535,857
Cepheid, Inc. (a)	16,396	911,454
Chimerix, Inc. (a)	9,093	488,658
Clovis Oncology, Inc. (a)	6,939	585,860
Coherus Biosciences, Inc. (a)	2,135	74,896
CTI BioPharma Corp. (a)	35,843	66,310
Dyax Corp. (a)	34,050	837,970
Dynavax Technologies Corp. (a)	7,628	224,339
Eagle Pharmaceuticals, Inc. (a)	2,153	208,023
Emergent Biosolutions, Inc. (a)	6,890	226,199
Enanta Pharmaceuticals, Inc. (a)	2,537	128,499
Epizyme, Inc. (a)	5,558	123,999
Esperion Therapeutics, Inc. (a)	2,870	177,940
Exact Sciences Corp. (a)	22,613	544,295
Exelixis, Inc. (a)	51,901	297,393
FibroGen, Inc. (a)	3,280	76,260
Five Prime Therapeutics, Inc. (a)	4,175	98,196
Foundation Medicine, Inc. (a)	2,188	44,405
Genomic Health, Inc. (a)	3,836	103,879
Geron Corp. (a)	37,210	150,701
Gilead Sciences, Inc.	339,542	40,018,420

	Shares	Value
Halozyme Therapeutics, Inc. (a)	25,123	$586,371
Immune Design Corp. (a)	1,742	33,725
ImmunoGen, Inc. (a)	19,678	354,598
Immunomedics, Inc. (a)	20,333	41,683
Incyte Corp. Ltd. (a)	35,477	3,699,542
Infinity Pharmaceuticals, Inc. (a)	11,317	98,911
Inovio Pharmaceuticals, Inc. (a)	15,967	116,399
Insmed, Inc. (a)	12,925	350,267
Insys Therapeutics, Inc. (a)	6,251	280,795
Intercept Pharmaceuticals, Inc. (a)	3,805	1,003,797
Intrexon Corp. (a)	9,577	624,899
Ironwood Pharmaceuticals, Inc. (a)	29,400	307,230
Isis Pharmaceuticals, Inc. (a)	27,615	1,516,892
Karyopharm Therapeutics, Inc. (a)	4,621	94,823
Keryx Biopharmaceuticals, Inc. (a)	112	894
Kite Pharma, Inc. (a)	6,506	473,442
KYTHERA Biopharmaceuticals, Inc. (a)	4,380	326,398
Lexicon Pharmaceuticals, Inc. (a)	9,218	77,800
Ligand Pharmaceuticals, Inc. Class B (a)	4,036	436,937
Lion Biotechnologies, Inc. (a)	7,278	62,300
MacroGenics, Inc. (a)	5,318	199,957
MannKind Corp. (a)	66,561	285,547
Medivation, Inc. (a)	18,121	1,908,685
Merrimack Pharmaceuticals, Inc. (a)	22,058	222,786
MiMedx Group, Inc. (a)	21,633	232,122
Mirati Therapeutics, Inc. (a)	2,069	59,194
Momenta Pharmaceuticals, Inc. (a)	14,670	318,926
Myriad Genetics, Inc. (a)	16,795	573,045
Neurocrine Biosciences, Inc. (a)	19,268	965,712
NewLink Genetics Corp. (a)	4,819	251,311
Northwest Biotherapeutics, Inc. (a)	12,033	137,417
Novavax, Inc. (a)	61,630	743,258
OncoMed Pharmaceuticals, Inc. (a)	2,299	52,509
Ophthotech Corp. (a)	5,263	356,252
Opko Health, Inc. (a)	58,112	951,293
Orexigen Therapeutics, Inc. (a)	29,064	116,256
Organovo Holdings, Inc. (a)	21,939	74,154
Osiris Therapeutics, Inc. (a)	3,927	83,763
Otonomy, Inc. (a)	2,699	69,553
OvaScience, Inc. (a)	4,814	137,199
PDL BioPharma, Inc.	38,664	225,024
Portola Pharmaceuticals, Inc. (a)	9,813	485,155
Progenics Pharmaceuticals, Inc. (a)	16,338	141,487
Prothena Corp. PLC (a)	6,956	458,887
PTC Therapeutics, Inc. (a)	6,438	329,690
Puma Biotechnology, Inc. (a)	1,037	93,952
Radius Health, Inc. (a)	6,365	498,507
Raptor Pharmaceutical Corp. (a)	16,743	238,420
Receptos, Inc. (a)	6,167	1,405,213
Regeneron Pharmaceuticals, Inc. (a)	17,228	9,538,454
Regulus Therapeutics, Inc. (a)	6,805	55,801
Repligen Corp. (a)	7,254	253,963

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity MSCI Health Care Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Retrophin, Inc. (a)	6,759	$214,531
Sage Therapeutics, Inc. (a)	3,400	232,424
Sangamo Biosciences, Inc. (a)	16,076	147,095
Sarepta Therapeutics, Inc. (a)	9,519	303,846
Seattle Genetics, Inc. (a)	23,149	1,108,143
Spark Therapeutics, Inc. (a)	2,142	131,604
Spectrum Pharmaceuticals, Inc. (a)	14,317	99,002
Synergy Pharmaceuticals, Inc. (a)	21,059	192,058
Synta Pharmaceuticals Corp. (a)	18,872	40,009
TESARO, Inc. (a)	5,911	342,838
TG Therapeutics, Inc. (a)	7,076	123,476
Theravance, Inc.	20,322	311,333
Ultragenyx Pharmaceutical, Inc. (a)	6,072	734,287
United Therapeutics Corp. (a)	10,637	1,801,482
Vanda Pharmaceuticals, Inc. (a)	9,621	117,761
Versartis, Inc. (a)	3,471	62,825
Vertex Pharmaceuticals, Inc. (a)	55,124	7,441,740
Vital Therapies, Inc. (a)	3,897	63,209
XOMA Corp. (a)	112	82
Zafgen, Inc. (a)	3,188	121,048
ZIOPHARM Oncology, Inc. (a)	24,343	325,222

TOTAL BIOTECHNOLOGY		194,521,511

HEALTH CARE EQUIPMENT & SUPPLIES – 15.2%
Health Care Equipment – 13.9%
Abaxis, Inc.	4,730	236,784
Abbott Laboratories	345,396	17,508,123
ABIOMED, Inc. (a)	9,054	701,323
Accuray, Inc. (a)	18,015	114,936
Analogic Corp.	2,769	223,043
AngioDynamics, Inc. (a)	6,142	95,201
AtriCure, Inc. (a)	5,953	165,434
Baxter International, Inc.	125,401	5,026,072
Becton Dickinson and Co.	47,699	7,257,403
Boston Scientific Corp. (a)	305,647	5,299,919
Cantel Medical Corp.	8,394	460,663
Cardiovascular Systems, Inc. (a)	6,515	194,408
CONMED Corp.	5,677	321,999
CR Bard, Inc.	16,937	3,330,661
Cyberonics, Inc. (a)	5,980	367,172
Cynosure, Inc. Class A (a)	4,495	174,406
DexCom, Inc. (a)	17,744	1,502,030
Edwards Lifesciences Corp. (a)	24,746	3,765,351
Entellus Medical, Inc. (a)	1,311	29,498
Exactech, Inc. (a)	2,134	42,637
GenMark Diagnostics, Inc. (a)	8,929	75,897
Globus Medical, Inc. Class A (a)	15,948	447,501
Greatbatch, Inc. (a)	5,713	311,530
HeartWare International, Inc. (a)	3,693	334,992
Hill-Rom Holdings, Inc.	12,958	726,037

	Shares	Value
Hologic, Inc. (a)	54,343	$2,263,929
IDEXX Laboratories, Inc. (a)	21,581	1,569,586
Inogen, Inc. (a)	2,850	126,711
Insulet Corp. (a)	12,939	438,503
Integra LifeSciences Holdings Corp. (a)	6,017	385,870
Intuitive Surgical, Inc. (a)	8,319	4,435,441
Invacare Corp.	6,781	115,616
K2M Group Holdings, Inc. (a)	4,558	104,287
Masimo Corp. (a)	11,517	480,029
Medtronic PLC	322,692	25,295,826
Natus Medical, Inc. (a)	7,444	336,171
Nevro Corp. (a)	3,356	170,384
NuVasive, Inc. (a)	11,158	613,802
NxStage Medical, Inc. (a)	12,201	174,230
Orthofix International N.V. (a)	4,029	134,407
ResMed, Inc.	32,304	1,872,017
Rockwell Medical, Inc. (a)	12,773	176,267
Sirona Dental Systems, Inc. (a)	13,257	1,375,811
St Jude Medical, Inc.	64,472	4,759,323
STERIS Corp.	13,682	945,837
Stryker Corp.	77,613	7,937,482
SurModics, Inc. (a)	3,021	70,963
Teleflex, Inc.	9,410	1,260,846
Thoratec Corp. (a)	12,418	785,935
Tornier N.V. (a)	8,455	210,445
Varian Medical Systems, Inc. (a)	22,905	1,971,433
Wright Medical Group, Inc. (a)	11,535	298,064
Zeltiq Aesthetics, Inc. (a)	6,763	232,309
Zimmer Biomet Holdings, Inc.	38,729	4,030,527

		111,285,071

Health Care Supplies – 1.3%
Alere, Inc. (a)	18,752	911,535
Align Technology, Inc. (a)	15,945	999,751
Anika Therapeutics, Inc. (a)	3,412	129,315
Antares Pharma, Inc. (a)	33,080	69,799
Cerus Corp. (a)	19,870	107,894
DENTSPLY International, Inc.	31,968	1,819,299
Endologix, Inc. (a)	14,641	208,781
Haemonetics Corp. (a)	11,783	471,438
Halyard Health, Inc. (a)	10,829	441,173
ICU Medical, Inc. (a)	3,141	313,849
LDR Holding Corp. (a)	4,720	214,571
Meridian Bioscience, Inc.	9,222	166,826
Merit Medical Systems, Inc. (a)	9,460	241,798
Neogen Corp. (a)	9,751	567,411
OraSure Technologies, Inc. (a)	12,970	64,072
Quidel Corp. (a)	6,468	133,952
Spectranetics Corp. (a)	115	1,966
Staar Surgical Co. (a)	8,074	70,809
The Cooper Cos., Inc.	11,054	1,956,558
Unilife Corp. (a)	19,948	35,108
Vascular Solutions, Inc. (a)	3,790	141,102

See accompanying notes which are an integral part of the financial statements.

Annual Report	46

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
West Pharmaceutical Services, Inc.	16,321	$977,138

		10,044,145

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		121,329,216

HEALTH CARE PROVIDERS & SERVICES – 18.5%
Health Care Services – 4.3%
Adeptus Health, Inc. Class A (a)	2,687	295,275
Air Methods Corp. (a)	8,729	343,835
Almost Family, Inc. (a)	1,621	70,935
Amedisys, Inc. (a)	5,721	249,607
AMN Healthcare Services, Inc. (a)	10,800	317,844
Bio-Reference Labs, Inc. (a)	5,548	246,165
BioScrip, Inc. (a)	10,665	26,769
Chemed Corp.	3,837	569,641
Civitas Solutions, Inc. (a)	2,711	60,970
Corvel Corp. (a)	2,574	82,265
DaVita HealthCare Partners, Inc. (a)	39,254	3,102,244
Diplomat Pharmacy, Inc. (a)	8,284	382,555
Envision Healthcare Holdings, Inc. (a)	41,953	1,879,495
ExamWorks Group, Inc. (a)	8,729	306,213
Express Scripts Holding Co. (a)	165,562	14,912,169
Healthways, Inc. (a)	7,234	91,583
IPC The Hospitalist Co., Inc. (a)	3,856	213,815
Laboratory Corp. of America Holdings (a)	22,854	2,909,086
Landauer, Inc.	2,163	76,743
LHC Group, Inc. (a)	2,989	120,427
MEDNAX, Inc. (a)	21,824	1,847,183
Omnicare, Inc.	22,247	2,154,622
Premier, Inc. (a)	8,361	298,989
Quest Diagnostics, Inc.	32,888	2,427,463
Team Health Holdings, Inc. (a)	16,269	1,096,693
The Providence Service Corp. (a)	3,080	144,945

		34,227,531

Health Care Distributors – 3.5%
AmerisourceBergen Corp.	48,388	5,117,031
Cardinal Health, Inc.	76,820	6,528,164
Henry Schein, Inc. (a)	19,085	2,824,198
McKesson Corp.	53,656	11,834,904
Owens & Minor, Inc.	14,224	500,116
Patterson Cos., Inc.	19,883	997,331
PharMerica Corp. (a)	7,201	246,058

		28,047,802

Health Care Facilities – 2.6%
AAC Holdings, Inc. (a)	1,865	70,889
Acadia Healthcare Co., Inc. (a)	12,230	975,709
Amsurg Corp. (a)	11,109	796,960
Brookdale Senior Living, Inc. (a)	42,618	1,411,934
Capital Senior Living Corp. (a)	6,006	133,874
Community Health Systems, Inc. (a)	27,381	1,602,062

	Shares	Value
Genesis Healthcare, Inc. (a)	8,641	$52,797
Hanger, Inc. (a)	8,500	183,940
HCA Holdings, Inc. (a)	77,273	7,187,162
HealthSouth Corp.	20,093	918,250
Kindred Healthcare, Inc.	16,370	337,713
LifePoint Health, Inc. (a)	10,015	829,843
Select Medical Holdings Corp.	22,074	318,528
Surgical Care Affiliates, Inc. (a)	4,795	182,306
Tenet Healthcare Corp. (a)	23,203	1,306,329
The Ensign Group, Inc.	5,487	280,495
Universal Health Services, Inc. Class B	21,113	3,066,241
US Physical Therapy, Inc.	2,692	142,299
VCA, Inc. (a)	18,608	1,144,950

		20,942,281

Managed Health Care – 8.1%
Aetna, Inc.	80,093	9,048,106
Anthem, Inc.	60,782	9,376,839
Centene Corp. (a)	25,783	1,808,162
Cigna Corp.	59,316	8,545,063
Health Net, Inc. (a)	17,642	1,179,544
HealthEquity, Inc. (a)	7,008	235,889
Humana, Inc.	34,270	6,240,224
Magellan Health, Inc. (a)	6,021	364,812
Molina Healthcare, Inc. (a)	9,592	723,525
Triple-S Management Corp. Class B (a)	5,692	122,833
UnitedHealth Group, Inc.	217,197	26,367,716
Universal American Corp. (a)	11,088	102,786
WellCare Health Plans, Inc. (a)	10,053	812,283

		64,927,782

TOTAL HEALTH CARE PROVIDERS & SERVICES		148,145,396

HEALTH CARE TECHNOLOGY – 1.2%
Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc. (a)	41,332	597,661
athenahealth, Inc. (a)	8,932	1,250,123
Castlight Health, Inc. Class B (a)	6,989	50,181
Cerner Corp. (a)	70,931	5,087,171
Computer Programs & Systems, Inc.	2,419	113,137
HealthStream, Inc. (a)	5,693	159,745
HMS Holdings Corp. (a)	22,308	256,988
Inovalon Holdings, Inc. Class A (a)	5,987	144,646
MedAssets, Inc. (a)	14,950	348,335
Medidata Solutions, Inc. (a)	12,918	694,988
Merge Healthcare, Inc. (a)	17,153	94,170
Omnicell, Inc. (a)	8,169	298,332
Quality Systems, Inc.	10,365	132,154
Veeva Systems, Inc. Class A (a)	13,800	371,496
Vocera Communications, Inc. (a)	4,822	59,793

TOTAL HEALTH CARE TECHNOLOGY		9,658,920

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity MSCI Health Care Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – 4.6%
Life Sciences Tools & Services – 4.6%
Accelerate Diagnostics, Inc. (a)	5,934	$165,440
Affymetrix, Inc. (a)	17,322	189,849
Agilent Technologies, Inc.	78,021	3,194,960
Albany Molecular Research, Inc. (a)	5,667	119,800
Bio-Rad Laboratories, Inc. Class A (a)	4,625	697,172
Bio-Techne Corp.	8,435	922,620
Bruker Corp. (a)	28,945	609,292
Cambrex Corp. (a)	8,070	397,448
Charles River Laboratories International, Inc. (a)	11,014	854,907
Fluidigm Corp. (a)	6,488	129,955
Illumina, Inc. (a)	32,824	7,198,303
INC Research Holdings, Inc. Class A (a)	3,438	172,003
Luminex Corp. (a)	8,545	147,230
Mettler-Toledo International, Inc. (a)	6,516	2,199,802
Pacific Biosciences of California, Inc. (a)	14,130	80,400
PAREXEL International Corp. (a)	12,971	894,480
PerkinElmer, Inc.	26,056	1,378,884
PRA Health Sciences, Inc. (a)	4,809	201,930
Quintiles Transnational Holdings, Inc. (a)	20,953	1,607,514
Sequenom, Inc. (a)	25,012	70,534
Thermo Fisher Scientific, Inc.	90,432	12,617,977
VWR Corp. (a)	11,274	302,030
Waters Corp. (a)	18,965	2,531,638

TOTAL LIFE SCIENCES TOOLS & SERVICES		36,684,168

PERSONAL PRODUCTS – 0.1%
Personal Products – 0.1%
Prestige Brands Holdings, Inc. (a)	13,994	666,394

PHARMACEUTICALS – 36.1%
Pharmaceuticals – 36.1%
AbbVie, Inc.	393,702	27,563,077
Aerie Pharmaceuticals, Inc. (a)	5,324	96,577
Akorn, Inc. (a)	18,602	857,738
Allergan PLC (a)	86,160	28,531,884
Amphastar Pharmaceuticals, Inc. (a)	10,045	163,332
ANI Pharmaceuticals, Inc. (a)	1,997	141,847
Aratana Therapeutics, Inc. (a)	7,546	132,961
BioDelivery Sciences International, Inc. (a)	14,211	115,820
Bristol-Myers Squibb Co.	380,716	24,990,198
Catalent, Inc. (a)	23,918	815,125
Cempra, Inc. (a)	7,732	323,662
Corcept Therapeutics, Inc. (a)	15,126	76,235
Depomed, Inc. (a)	13,570	427,455
Eli Lilly & Co.	229,409	19,387,355
Endo International PLC (a)	47,190	4,131,013
Endocyte, Inc. (a)	8,955	46,208
Furiex Pharmaceuticals, Inc.	373	3,644
Horizon Pharma PLC (a)	29,186	1,075,504
Hospira, Inc. (a)	39,137	3,500,805
IGI Laboratories, Inc. (a)	10,419	91,687

	Shares	Value
Impax Laboratories, Inc. (a)	17,212	$834,094
Intersect ENT, Inc. (a)	4,661	138,292
Intra-Cellular Therapies, Inc. (a)	5,755	167,470
Jazz Pharmaceuticals PLC (a)	14,301	2,749,224
Johnson & Johnson	633,542	63,487,244
Lannett Co., Inc. (a)	7,184	428,166
Mallinckrodt PLC (a)	26,476	3,281,965
Merck & Co., Inc.	648,780	38,252,069
Mylan N.V. (a)	25,003	1,399,918
Nektar Therapeutics (a)	33,292	419,812
Ocular Therapeutix, Inc. (a)	2,846	65,714
Omeros Corp. (a)	8,041	129,460
Pacira Pharmaceuticals, Inc. (a)	9,083	603,293
Perrigo Co. PLC	32,679	6,280,904
Pfizer, Inc.	1,399,711	50,473,579
Phibro Animal Health Corp. Class A	3,720	146,122
Relypsa, Inc. (a)	5,960	197,336
Revance Therapeutics, Inc. (a)	3,944	122,382
Sagent Pharmaceuticals, Inc. (a)	4,853	119,287
Sciclone Pharmaceuticals, Inc. (a)	11,083	100,966
Sucampo Pharmaceuticals, Inc. Class A (a)	6,755	147,191
Supernus Pharmaceuticals, Inc. (a)	8,688	184,272
Tetraphase Pharmaceuticals, Inc. (a)	6,534	310,692
The Medicines Co. (a)	16,958	532,312
TherapeuticsMD, Inc. (a)	30,438	237,112
Theravance Biopharma, Inc. (a)	5,823	73,020
Vivus, Inc. (a)	32,081	48,442
XenoPort, Inc. (a)	14,695	107,273
Zoetis, Inc.	111,283	5,450,641
ZS Pharma, Inc. (a)	3,823	228,348

TOTAL PHARMACEUTICALS		289,188,727

TRADING COMPANIES & DISTRIBUTORS – 0.0%
Trading Companies & Distributors – 0.0%
Aceto Corp.	6,644	155,669

TOTAL COMMON STOCKS (Cost $706,570,524)		800,350,001

Money Market Funds – 0.0%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $369,900)	369,900	369,900

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $706,940,424)		800,719,901

NET OTHER ASSETS (LIABILITIES) – 0.0%		(6,917)

NET ASSETS – 100%		$800,712,984

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Annual Report	48

Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$800,350,001	$800,346,357	$—	$3,644
Money Market Funds	369,900	369,900	—	—

Total Investments in Securities:	$800,719,901	$800,716,257	$—	$3,644

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity MSCI Industrials Index ETF

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 23.4%
Aerospace & Defense – 23.4%
AAR Corp.	2,061	$55,544
Aerojet Rocketdyne Holdings, Inc. (a)	3,089	72,314
Aerovironment, Inc. (a)	1,333	34,738
American Science & Engineering, Inc.	499	22,300
Astronics Corp. (a)	1,026	63,612
B/E Aerospace, Inc.	6,490	316,128
Cubic Corp.	1,493	66,244
Curtiss-Wright Corp.	2,787	187,760
DigitalGlobe, Inc. (a)	4,220	89,380
Engility Holdings, Inc.	1,106	24,233
Esterline Technologies Corp. (a)	1,817	161,095
General Dynamics Corp.	17,263	2,574,086
HEICO Corp.	1,222	67,002
Hexcel Corp.	5,850	303,557
Honeywell International, Inc.	45,518	4,781,666
Huntington Ingalls Industries, Inc.	2,995	351,643
KLX, Inc. (a)	3,235	127,071
Kratos Defense & Security Solutions, Inc. (a)	2,727	14,889
L-3 Communications Holdings, Inc.	5,064	584,689
Lockheed Martin Corp.	16,422	3,400,996
Moog, Inc. Class A (a)	2,221	148,496
National Presto Industries, Inc.	293	23,194
Northrop Grumman Corp.	11,542	1,996,881
Orbital ATK, Inc.	3,644	258,542
Precision Castparts Corp.	8,681	1,692,101
Raytheon Co.	18,820	2,053,074
Rockwell Collins, Inc.	8,158	690,330
Spirit Aerosystems Holdings, Inc. Class A (a)	8,498	478,437
Taser International, Inc. (a)	3,244	88,302
Teledyne Technologies, Inc. (a)	2,051	212,627
Textron, Inc.	16,987	742,332
The Boeing Co.	40,961	5,905,347
The KEYW Holding Corp. (a)	2,003	16,284
TransDigm Group, Inc. (a)	3,234	731,854
Triumph Group, Inc.	3,098	166,827
United Technologies Corp.	49,979	5,013,394

TOTAL AEROSPACE & DEFENSE		33,516,969

AIR FREIGHT & LOGISTICS – 6.3%
Air Freight & Logistics – 6.3%
Air Transport Services Group, Inc. (a)	1,020	10,557
Atlas Air Worldwide Holdings, Inc. (a)	408	20,053
CH Robinson Worldwide, Inc.	8,961	628,614
Echo Global Logistics, Inc. (a)	1,514	48,902
Expeditors International of Washington, Inc.	11,774	551,847
FedEx Corp.	16,475	2,824,145
Forward Air Corp.	1,853	89,963

	Shares	Value
Hub Group, Inc. Class A (a)	2,228	$93,866
Park-Ohio Holdings Corp.	492	22,096
United Parcel Service, Inc. Class B	42,981	4,399,535
UTi Worldwide, Inc. (a)	5,982	50,249
XPO Logistics, Inc. (a)	4,863	210,811

TOTAL AIR FREIGHT & LOGISTICS		8,950,638

AIRLINES – 1.3%
Airlines – 1.3%
Allegiant Travel Co.	269	57,224
American Airlines Group, Inc.	10,672	427,947
Delta Air Lines, Inc.	12,649	560,857
Hawaiian Holdings, Inc. (a)	816	17,724
Republic Airways Holdings, Inc. (a)	907	4,571
SkyWest, Inc.	756	12,519
Southwest Airlines Co.	10,396	376,335
Spirit Airlines, Inc. (a)	1,102	65,922
United Continental Holdings, Inc. (a)	5,885	331,855
Virgin America, Inc. (a)	672	22,405

TOTAL AIRLINES		1,877,359

AUTO COMPONENTS – 0.2%
Auto Parts & Equipment – 0.2%
Allison Transmission Holdings, Inc.	9,934	289,874

BUILDING PRODUCTS – 2.5%
Building Products – 2.5%
AAON, Inc.	2,628	58,315
Advanced Drainage Systems, Inc.	2,100	58,443
Allegion PLC	5,884	371,987
American Woodmark Corp. (a)	874	57,474
AO Smith Corp.	4,662	334,825
Apogee Enterprises, Inc.	1,769	97,614
Armstrong World Industries, Inc. (a)	2,363	138,236
Builders FirstSource, Inc. (a)	2,958	44,488
Continental Building Products, Inc. (a)	1,975	41,949
Fortune Brands Home & Security, Inc.	9,750	465,563
Gibraltar Industries, Inc. (a)	1,774	33,954
Griffon Corp.	2,075	35,773
Insteel Industries, Inc.	1,144	18,693
Lennox International, Inc.	2,615	308,753
Masco Corp.	21,474	566,699
Masonite International Corp. (a)	1,590	109,821
NCI Building Systems, Inc. (a)	1,878	24,320
Owens Corning	6,858	307,581
Patrick Industries, Inc. (a)	781	28,147
PGT, Inc. (a)	2,716	43,646
Ply Gem Holdings, Inc. (a)	1,223	17,672
Quanex Building Products Corp.	2,100	42,168
Simpson Manufacturing Co., Inc.	2,535	90,804
Trex Co., Inc. (a)	1,971	89,424

See accompanying notes which are an integral part of the financial statements.

Annual Report	50

Common Stocks – continued
	Shares	Value
BUILDING PRODUCTS – continued
Building Products – continued
Universal Forest Products, Inc.	1,259	$79,947
USG Corp. (a)	5,786	179,250

TOTAL BUILDING PRODUCTS		3,645,546

COMMERCIAL SERVICES & SUPPLIES – 6.1%
Commercial Printing – 0.4%
Deluxe Corp.	3,069	197,736
Ennis, Inc.	1,632	27,385
InnerWorkings, Inc. (a)	2,343	17,572
Multi-Color Corp.	813	51,918
Quad/Graphics, Inc.	1,609	26,468
RR Donnelley & Sons Co.	12,840	225,342

		546,421

Diversified Support Services – 1.1%
Cintas Corp.	6,108	522,234
Civeo Corp.	5,227	11,186
Copart, Inc. (a)	6,983	251,598
G&K Services, Inc. Class A	1,208	79,196
Healthcare Services Group, Inc.	4,162	145,295
KAR Auction Services, Inc.	8,657	337,017
McGrath RentCorp	1,512	38,344
Mobile Mini, Inc.	2,836	105,301
UniFirst Corp.	934	103,506
Viad Corp.	1,240	35,551

		1,629,228

Environmental & Facilities Services – 2.8%
ABM Industries, Inc.	3,259	107,417
Ceco Environmental Corp.	1,164	10,476
Clean Harbors, Inc. (a)	3,065	151,779
Covanta Holding Corp.	7,337	144,832
Republic Services, Inc.	15,113	642,756
Rollins, Inc.	6,081	176,349
SP Plus Corp. (a)	945	24,712
Stericycle, Inc. (a)	5,192	731,916
Team, Inc. (a)	1,198	51,993
Tetra Tech, Inc.	3,748	99,847
US Ecology, Inc.	1,334	61,217
Waste Connections, Inc.	7,614	381,690
Waste Management, Inc.	28,115	1,437,520

		4,022,504

Office Services & Supplies – 0.8%
ACCO Brands Corp. (a)	6,834	55,902
ARC Document Solutions, Inc. (a)	2,627	18,153
Essendant, Inc.	2,386	87,853
Herman Miller, Inc.	3,672	102,963
HNI Corp.	2,728	135,281
Interface, Inc.	4,113	106,815
Kimball International, Inc. Class B	2,079	23,534
Knoll, Inc.	2,983	72,189

	Shares	Value
MSA Safety, Inc.	1,990	$102,783
Pitney Bowes, Inc.	12,381	259,010
Steelcase, Inc. Class A	5,489	97,979
West Corp.	2,773	80,001

		1,142,463

Security & Alarm Services – 1.0%
The ADT Corp.	10,469	361,495
The Brink’s Co.	2,849	88,974
Tyco International PLC	25,751	978,280

		1,428,749

TOTAL COMMERCIAL SERVICES & SUPPLIES		8,769,365

CONSTRUCTION & ENGINEERING – 1.8%
Construction & Engineering – 1.8%
AECOM (a)	9,050	279,011
Aegion Corp. (a)	2,375	46,954
Ameresco, Inc. Class A (a)	1,391	9,598
Argan, Inc.	743	28,888
Chicago Bridge & Iron Co. N.V.	5,990	318,309
Comfort Systems USA, Inc.	2,248	62,135
Dycom Industries, Inc. (a)	2,082	137,537
EMCOR Group, Inc.	3,852	184,241
Fluor Corp.	9,037	422,480
Furmanite Corp. (a)	2,256	14,709
Granite Construction, Inc.	2,408	81,920
Great Lakes Dredge & Dock Corp. (a)	3,385	17,162
Jacobs Engineering Group, Inc. (a)	7,852	330,726
KBR, Inc.	8,836	154,365
MasTec, Inc. (a)	4,258	78,475
MYR Group, Inc. (a)	1,337	40,163
Primoris Services Corp.	2,347	42,598
Quanta Services, Inc. (a)	12,510	345,526
Tutor Perini Corp. (a)	2,357	49,332

TOTAL CONSTRUCTION & ENGINEERING		2,644,129

DIVERSIFIED CONSUMER SERVICES – 0.2%
Specialized Consumer Services – 0.2%
Hillenbrand, Inc.	3,878	109,980
Matthews International Corp. Class A	2,026	109,100

TOTAL DIVERSIFIED CONSUMER SERVICES		219,080

ELECTRICAL EQUIPMENT – 6.8%
Electrical Components & Equipment – 6.6%
Acuity Brands, Inc.	2,661	535,367
AMETEK, Inc.	14,755	782,753
Brady Corp. Class A	2,962	69,666
Eaton Corp. PLC	28,648	1,735,496
Emerson Electric Co.	41,953	2,171,068
Encore Wire Corp.	1,208	41,471
EnerSys, Inc.	2,725	170,176
Franklin Electric Co., Inc.	2,516	72,612

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Fidelity MSCI Industrials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
FuelCell Energy, Inc. (a)	15,531	$13,074
Generac Holdings, Inc. (a)	4,267	149,644
General Cable Corp.	3,074	50,168
GrafTech International Ltd. (a)	7,468	37,564
Hubbell, Inc. Class B	3,138	327,638
Plug Power, Inc. (a)	11,138	28,847
Polypore International, Inc. (a)	2,743	164,909
Powell Industries, Inc.	627	18,710
Regal-Beloit Corp.	2,756	191,349
Rockwell Automation, Inc.	8,305	969,858
Roper Industries, Inc.	6,153	1,029,212
Sensata Technologies Holding N.V. (a)	10,389	533,163
SolarCity Corp. (a)	3,554	206,132
Thermon Group Holdings, Inc. (a)	1,966	47,439
Vicor Corp. (a)	1,110	11,555

		9,357,871

Heavy Electrical Equipment – 0.2%
AZZ, Inc.	1,572	81,351
Babcock & Wilcox Enterprises, Inc. (a)	3,094	61,014
BWX Technologies, Inc.	6,202	152,321
Power Solutions International, Inc. (a)	289	11,988

		306,674

TOTAL ELECTRICAL EQUIPMENT		9,664,545

INDUSTRIAL CONGLOMERATES – 18.1%
Industrial Conglomerates – 18.1%
3M Co.	38,856	5,880,467
Carlisle Cos., Inc.	3,983	403,319
Danaher Corp.	37,549	3,437,986
General Electric Co.	616,092	16,080,001
Raven Industries, Inc.	2,307	44,825

TOTAL INDUSTRIAL CONGLOMERATES		25,846,598

MACHINERY – 16.6%
Construction & Farm Machinery & Heavy Trucks – 7.1%
AGCO Corp.	4,867	267,734
Alamo Group, Inc.	572	30,053
American Railcar Industries, Inc.	593	23,690
Astec Industries, Inc.	1,199	47,133
Caterpillar, Inc.	35,253	2,771,943
Cummins, Inc.	10,583	1,370,816
Deere & Co.	19,745	1,867,285
Douglas Dynamics, Inc.	1,329	27,271
Federal Signal Corp.	3,956	59,182
FreightCar America, Inc.	792	15,254
Greenbrier Cos., Inc.	1,558	71,278
Joy Global, Inc.	5,982	157,984
Lindsay Corp.	756	63,406
Meritor, Inc. (a)	5,734	80,735

	Shares	Value
Oshkosh Corp.	4,781	$174,698
PACCAR, Inc.	21,730	1,408,973
Terex Corp.	4,168	92,363
The Manitowoc Co., Inc.	7,887	139,363
The Toro Co.	3,437	234,850
Titan International, Inc.	2,814	26,283
Trinity Industries, Inc.	7,523	220,123
Wabash National Corp. (a)	4,273	58,711
WABCO Holdings, Inc. (a)	3,421	422,391
Wabtec Corp.	5,900	597,021

		10,228,540

Industrial Machinery – 9.5%
Actuant Corp. Class A	3,580	82,555
Albany International Corp. Class A	1,767	65,768
Altra Industrial Motion Corp.	1,632	41,453
Barnes Group, Inc.	3,017	117,452
Blount International, Inc. (a)	2,638	22,054
Briggs & Stratton Corp.	2,852	52,705
Chart Industries, Inc. (a)	1,851	50,532
CIRCOR International, Inc.	920	44,004
CLARCOR, Inc.	3,087	185,745
Colfax Corp. (a)	5,285	201,570
Columbus McKinnon Corp.	1,232	28,903
Crane Co.	2,883	153,376
Donaldson Co., Inc.	7,870	264,432
Dover Corp.	9,966	638,522
EnPro Industries, Inc.	1,511	76,577
ESCO Technologies, Inc.	1,624	61,826
Flowserve Corp.	8,286	389,359
Global Brass & Copper Holdings, Inc.	1,401	23,607
Graco, Inc.	3,603	257,578
Harsco Corp.	4,911	67,477
Hyster-Yale Materials Handling, Inc.	531	35,933
IDEX Corp.	4,783	363,651
Illinois Tool Works, Inc.	20,909	1,870,728
Ingersoll-Rand PLC	16,137	990,812
ITT Corp.	5,594	212,572
John Bean Technologies Corp.	1,824	66,485
Kadant, Inc.	693	31,594
Kennametal, Inc.	4,834	153,189
LB Foster Co. Class A	610	17,903
Lincoln Electric Holdings, Inc.	4,268	258,427
Lydall, Inc. (a)	1,095	32,532
Mueller Industries, Inc.	3,327	107,695
Mueller Water Products, Inc. Class A	9,809	87,594
NN, Inc.	1,599	36,505
Nordson Corp.	3,581	265,388
Pall Corp.	6,543	827,362
Parker Hannifin Corp.	8,731	984,420
Pentair PLC	11,158	678,518
Proto Labs, Inc. (a)	1,432	107,930
RBC Bearings, Inc. (a)	1,443	97,763

See accompanying notes which are an integral part of the financial statements.

Annual Report	52

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Rexnord Corp. (a)	6,239	$132,267
Snap-on, Inc.	3,559	586,523
SPX Corp.	2,265	148,154
Standex International Corp.	787	58,899
Stanley Black & Decker, Inc.	9,646	1,017,557
Sun Hydraulics Corp.	1,399	49,553
Tennant Co.	1,100	65,791
The Middleby Corp. (a)	3,530	433,131
Timken Co.	4,627	154,449
Trimas Corp. (a)	2,750	64,625
Valmont Industries, Inc.	1,490	165,733
Watts Water Technologies, Inc. Class A	1,700	94,282
Woodward, Inc.	3,597	177,548
Xylem, Inc.	11,151	385,044

		13,586,052

TOTAL MACHINERY		23,814,592

MARINE – 0.1%
Marine – 0.1%
Kirby Corp. (a)	855	61,911
Matson, Inc.	612	25,349

TOTAL MARINE		87,260

PROFESSIONAL SERVICES – 4.4%
Human Resource & Employment Services – 1.4%
Barrett Business Services, Inc.	423	17,512
CDI Corp.	918	11,117
Heidrick & Struggles International, Inc.	1,131	24,735
Insperity, Inc.	1,007	50,632
Kelly Services, Inc. Class A	1,739	25,981
Kforce, Inc.	1,624	37,953
Korn/Ferry International	3,070	102,783
Manpowergroup, Inc.	4,812	435,390
On Assignment, Inc. (a)	2,895	110,936
Robert Half International, Inc.	8,300	456,749
Towers Watson & Co. Class A	4,265	540,717
TriNet Group, Inc. (a)	2,348	63,114
TrueBlue, Inc. (a)	2,559	65,920
WageWorks, Inc. (a)	2,202	109,990

		2,053,529

Research & Consulting Services – 3.0%
Acacia Research Corp.	3,328	31,316
CBIZ, Inc. (a)	2,729	26,744
CEB, Inc.	2,067	158,167
Equifax, Inc.	7,318	747,387
Exponent, Inc.	1,608	71,540
FTI Consulting, Inc. (a)	2,519	103,077
Huron Consulting Group, Inc. (a)	1,416	108,282

	Shares	Value
ICF International, Inc. (a)	1,099	$40,289
IHS, Inc. Class A (a)	4,216	527,127
Mistras Group, Inc. (a)	1,146	20,617
Navigant Consulting, Inc. (a)	3,060	48,103
Nielsen N.V.	21,521	1,042,908
Pendrell Corp. (a)	7,183	9,913
Resources Connection, Inc.	2,274	35,997
RPX Corp. (a)	3,185	49,304
The Advisory Board Co. (a)	2,617	156,758
The Dun & Bradstreet Corp.	2,202	274,744
Verisk Analytics, Inc. Class A (a)	9,802	765,634
VSE Corp.	267	12,656

		4,230,563

TOTAL PROFESSIONAL SERVICES		6,284,092

ROAD & RAIL – 8.8%
Railroads – 6.7%
CSX Corp.	60,646	1,897,007
Genesee & Wyoming, Inc. Class A (a)	3,257	231,963
Kansas City Southern	6,753	669,830
Norfolk Southern Corp.	18,820	1,587,091
Union Pacific Corp.	53,949	5,264,883

		9,650,774

Trucking – 2.1%
AMERCO	484	173,935
ArcBest Corp.	1,505	49,740
Avis Budget Group, Inc. (a)	6,504	282,469
Celadon Group, Inc.	1,638	35,545
Con-way, Inc.	3,565	138,286
Covenant Transportation Group, Inc. Class A (a)	715	16,881
Heartland Express, Inc.	3,243	69,173
Hertz Global Holdings, Inc. (a)	23,804	404,430
JB Hunt Transport Services, Inc.	5,700	479,484
Knight Transportation, Inc.	3,769	101,914
Landstar System, Inc.	2,730	196,642
Marten Transport Ltd.	1,530	29,667
Old Dominion Freight Line, Inc. (a)	3,949	288,869
PAM Transportation Services, Inc. (a)	213	11,204
Quality Distribution, Inc. (a)	1,735	27,604
Roadrunner Transportation Systems, Inc. (a)	1,714	44,873
Ryder System, Inc.	3,253	294,462
Saia, Inc. (a)	1,520	65,998
Swift Transportation Co. (a)	5,631	134,130
Universal Truckload Services, Inc.	521	11,009
Werner Enterprises, Inc.	2,931	82,771

		2,939,086

TOTAL ROAD & RAIL		12,589,860

See accompanying notes which are an integral part of the financial statements.

53	Annual Report

Fidelity MSCI Industrials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – 2.9%
Trading Companies & Distributors – 2.9%
Air Lease Corp.	5,956	$210,545
Aircastle Ltd.	4,003	96,352
Applied Industrial Technologies, Inc.	2,415	93,291
Beacon Roofing Supply, Inc. (a)	3,047	106,645
CAI International, Inc. (a)	1,015	14,271
DXP Enterprises, Inc. (a)	998	36,627
Fastenal Co.	17,164	718,485
GATX Corp.	2,569	136,260
H&E Equipment Services, Inc.	1,930	34,624
HD Supply Holdings, Inc. (a)	12,250	438,550
Kaman Corp.	1,518	59,915
MRC Global, Inc. (a)	6,195	79,606
MSC Industrial Direct Co., Inc. Class A	2,981	212,426
NOW, Inc. (a)	6,593	114,718
Rush Enterprises, Inc. Class A (a)	1,809	46,111
Stock Building Supply Holdings, Inc. (a)	1,002	19,419
TAL International Group, Inc. (a)	1,932	38,254
Titan Machinery, Inc. (a)	1,089	15,300
United Rentals, Inc. (a)	5,902	395,375
Veritiv Corp. (a)	544	20,269
Watsco, Inc.	1,582	202,876
WESCO International, Inc. (a)	2,727	167,329
WW Grainger, Inc.	3,714	849,429

TOTAL TRADING COMPANIES & DISTRIBUTORS		4,106,677

	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.3%
Airport Services – 0.3%
Macquarie Infrastructure Corp.	4,453	$378,193
Wesco Aircraft Holdings, Inc. (a)	4,223	60,769

TOTAL TRANSPORTATION INFRASTRUCTURE		438,962

TOTAL COMMON STOCKS (Cost $148,905,176)		142,745,546

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $193,961)	193,961	193,961

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $149,099,137)		142,939,507

NET OTHER ASSETS (LIABILITIES) – 0.1%		94,380

NET ASSETS – 100%		$143,033,887

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$142,745,546	$142,745,546	$—	$—
Money Market Funds	193,961	193,961	—	—

Total Investments in Securities:	$142,939,507	$142,939,507	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	54

Fidelity MSCI Information Technology Index ETF

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 0.0%
Diversified Support Services – 0.0%
EnerNOC, Inc. (a)	2,528	$20,805

COMMUNICATIONS EQUIPMENT – 7.9%
Communications Equipment – 7.9%
ADTRAN, Inc.	5,155	85,057
Arista Networks, Inc. (a)	3,528	298,010
ARRIS Group, Inc. (a)	12,465	385,418
Black Box Corp.	1,554	24,336
Brocade Communications Systems, Inc.	40,301	413,488
CalAmp Corp. (a)	3,553	60,792
Calix, Inc. (a)	4,089	34,470
Ciena Corp. (a)	10,295	262,008
Cisco Systems, Inc.	488,085	13,871,376
CommScope Holding Co., Inc. (a)	12,638	396,454
Comtech Telecommunications Corp.	1,554	44,771
EchoStar Corp. Class A (a)	4,205	195,196
Extreme Networks, Inc. (a)	9,756	22,634
F5 Networks, Inc. (a)	6,892	924,493
Finisar Corp. (a)	9,914	172,603
Harmonic, Inc. (a)	8,557	51,428
Harris Corp.	11,816	980,019
Infinera Corp. (a)	12,327	295,108
InterDigital, Inc.	3,571	193,084
Ixia (a)	5,206	68,719
JDS Uniphase Corp. (a)	22,234	246,575
Juniper Networks, Inc.	35,129	998,366
Motorola Solutions, Inc.	19,716	1,186,115
NETGEAR, Inc. (a)	3,138	105,092
Palo Alto Networks, Inc. (a)	6,556	1,218,301
Plantronics, Inc.	4,122	239,406
Polycom, Inc. (a)	12,775	145,379
QUALCOMM, Inc.	157,726	10,155,977
Ruckus Wireless, Inc. (a)	7,788	96,026
ShoreTel, Inc. (a)	6,181	43,823
Sonus Networks, Inc. (a)	4,344	35,056
Ubiquiti Networks, Inc.	2,940	94,727
ViaSat, Inc. (a)	4,315	267,530

TOTAL COMMUNICATIONS EQUIPMENT		33,611,837

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.8%
Electronic Components – 1.3%
Amphenol Corp. Class A	29,716	1,676,279
AVX Corp.	4,726	63,659
Belden, Inc.	4,065	240,770
Corning, Inc.	121,701	2,273,375
Dolby Laboratories, Inc. Class A	4,921	172,973
DTS, Inc. (a)	1,602	45,641
II-VI, Inc. (a)	4,936	83,912
InvenSense, Inc. (a)	7,793	102,088
Knowles Corp. (a)	8,567	163,201
Littelfuse, Inc.	2,162	198,904

	Shares	Value
Rogers Corp. (a)	1,781	$99,683
Universal Display Corp. (a)	3,922	187,119
Vishay Intertechnology, Inc.	13,192	151,444

		5,459,048

Electronic Equipment & Instruments – 0.7%
Badger Meter, Inc.	1,376	80,936
Checkpoint Systems, Inc.	4,362	38,124
Cognex Corp.	7,921	358,584
Coherent, Inc. (a)	2,400	139,080
Control4 Corp. (a)	1,749	14,517
Daktronics, Inc.	3,860	44,120
FARO Technologies, Inc. (a)	1,730	75,930
FEI Co.	4,032	346,631
FLIR Systems, Inc.	13,428	413,448
GSI Group, Inc. (a)	2,896	41,036
Itron, Inc. (a)	3,683	118,703
Keysight Technologies, Inc. (a)	16,028	489,495
MTS Systems Corp.	1,478	95,493
National Instruments Corp.	9,806	283,982
Newport Corp. (a)	3,990	63,202
OSI Systems, Inc. (a)	1,813	127,236
RealD, Inc. (a)	4,171	52,346
Rofin-Sinar Technologies, Inc. (a)	2,638	65,792

		2,848,655

Electronic Manufacturing Services – 1.2%
Benchmark Electronics, Inc. (a)	5,089	112,263
CTS Corp.	2,849	53,533
Fabrinet (a)	2,856	53,007
Flextronics International Ltd. (a)	55,012	605,682
IPG Photonics Corp. (a)	3,525	325,075
Jabil Circuit, Inc.	16,610	336,352
Kimball Electronics, Inc. (a)	2,767	37,105
Mercury Systems, Inc. (a)	3,462	48,780
Methode Electronics, Inc.	3,612	96,910
Multi-Fineline Electronix, Inc. (a)	967	17,271
Park Electrochemical Corp.	1,848	32,636
Plexus Corp. (a)	3,292	125,557
Sanmina Corp. (a)	8,028	177,178
TE Connectivity Ltd.	38,880	2,368,570
Trimble Navigation Ltd. (a)	24,890	574,959
TTM Technologies, Inc. (a)	6,212	56,716

		5,021,594

Technology Distributors – 0.6%
Anixter International, Inc. (a)	2,832	187,507
Arrow Electronics, Inc. (a)	9,196	534,747
Avnet, Inc.	13,042	544,243
CDW Corp.	13,050	468,887
Electro Rent Corp.	1,855	18,643
Ingram Micro, Inc. Class A (a)	14,962	407,415
Insight Enterprises, Inc. (a)	3,898	105,207
PC Connection, Inc.	1,030	22,856

See accompanying notes which are an integral part of the financial statements.

55	Annual Report

Fidelity MSCI Information Technology Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Technology Distributors – continued
ScanSource, Inc. (a)	2,788	$105,470
SYNNEX Corp.	2,864	216,604
Tech Data Corp. (a)	3,689	215,179

		2,826,758

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		16,156,055

INTERNET & CATALOG RETAIL – 0.1%
Internet Retail – 0.1%
HomeAway, Inc. (a)	9,038	271,501
RetailMeNot, Inc. (a)	2,818	42,693

TOTAL INTERNET & CATALOG RETAIL		314,194

INTERNET SOFTWARE & SERVICES – 17.2%
Internet Software & Services – 17.2%
Actua Corp. (a)	3,927	57,845
Akamai Technologies, Inc. (a)	17,026	1,306,064
Angie’s List, Inc. (a)	4,179	20,895
Bankrate, Inc. (a)	6,021	54,912
Bazaarvoice, Inc. (a)	5,806	32,746
Benefitfocus, Inc. (a)	1,126	41,932
Blucora, Inc. (a)	3,661	51,876
Box, Inc. Class A (a)	1,284	20,968
Carbonite, Inc. (a)	1,053	12,573
ChannelAdvisor Corp. (a)	2,350	23,712
Cimpress N.V. (a)	2,832	182,749
comScore, Inc. (a)	3,323	194,396
Constant Contact, Inc. (a)	3,054	78,915
Cornerstone OnDemand, Inc. (a)	4,722	170,275
CoStar Group, Inc. (a)	3,084	620,778
Coupons.com, Inc. (a)	4,899	47,667
Cvent, Inc. (a)	2,169	58,389
Dealertrack Technologies, Inc. (a)	5,053	313,640
Demandware, Inc. (a)	3,123	235,974
DHI Group, Inc. (a)	4,505	35,905
EarthLink Holdings Corp.	9,842	72,240
eBay, Inc. (a)	104,137	2,928,332
Endurance International Group Holdings, Inc. (a)	5,740	116,005
Envestnet, Inc. (a)	3,123	141,441
Facebook, Inc. Class A (a)	192,439	18,091,190
Gogo, Inc. (a)	4,889	89,126
Google, Inc. Class A (a)	27,435	18,038,512
Google, Inc. Class C (a)	29,397	18,391,057
GrubHub, Inc. (a)	5,861	185,852
Hortonworks, Inc. (a)	840	20,378
IAC/InterActiveCorp	7,500	579,450
Internap Corp. (a)	4,047	37,273
IntraLinks Holdings, Inc. (a)	3,859	43,838
j2 Global, Inc.	4,369	307,578

	Shares	Value
LinkedIn Corp. Class A (a)	10,467	$2,127,522
Liquidity Services, Inc. (a)	2,358	21,175
LivePerson, Inc. (a)	5,163	49,616
LogMeIn, Inc. (a)	2,341	172,251
Marketo, Inc. (a)	2,953	89,801
MercadoLibre, Inc.	3,186	416,378
Monster Worldwide, Inc. (a)	8,783	61,920
NIC, Inc.	5,968	107,663
OPOWER, Inc. (a)	1,823	18,321
Pandora Media, Inc. (a)	19,186	336,139
Q2 Holdings, Inc. (a)	1,820	49,486
Rackspace Hosting, Inc. (a)	10,801	367,558
RealNetworks, Inc. (a)	2,331	10,909
Rocket Fuel, Inc. (a)	2,140	16,307
SciQuest, Inc. (a)	2,564	30,486
Shutterstock, Inc. (a)	1,872	100,021
SPS Commerce, Inc. (a)	1,610	116,162
Stamps.com, Inc. (a)	1,419	97,343
Textura Corp. (a)	1,838	53,302
TrueCar, Inc. (a)	4,316	28,140
Twitter, Inc. (a)	46,469	1,441,004
VeriSign, Inc. (a)	10,037	712,025
Web.com Group, Inc. (a)	4,198	104,488
WebMD Health Corp. (a)	3,032	132,135
XO Group, Inc. (a)	2,347	34,806
Xoom Corp. (a)	2,436	60,535
Yahoo!, Inc. (a)	85,068	3,119,444
Yelp, Inc. (a)	6,202	163,733
Zillow Group, Inc. (a)	4,705	383,458

TOTAL INTERNET SOFTWARE & SERVICES		73,026,611

IT SERVICES – 17.9%
Data Processing & Outsourced Services – 11.4%
Alliance Data Systems Corp. (a)	6,017	1,654,916
Automatic Data Processing, Inc.	45,442	3,624,908
Blackhawk Network Holdings, Inc. (a)	4,917	225,838
Broadridge Financial Solutions, Inc.	11,607	629,912
Cardtronics, Inc. (a)	4,349	161,217
Cass Information Systems, Inc.	940	49,444
Computer Sciences Corp.	13,504	883,567
Convergys Corp.	9,577	240,478
CoreLogic, Inc. (a)	8,571	338,040
CSG Systems International, Inc.	3,347	104,092
DST Systems, Inc.	3,211	350,481
Euronet Worldwide, Inc. (a)	4,729	323,937
EVERTEC, Inc.	6,490	122,142
ExlService Holdings, Inc. (a)	3,076	119,257
Fidelity National Information Services, Inc.	27,263	1,783,818
Fiserv, Inc. (a)	22,817	1,981,885
FleetCor Technologies, Inc. (a)	7,456	1,154,338
Global Cash Access Holdings, Inc. (a)	5,972	30,159

See accompanying notes which are an integral part of the financial statements.

Annual Report	56

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Global Payments, Inc.	6,403	$717,712
Heartland Payment Systems, Inc.	3,549	221,103
Jack Henry & Associates, Inc.	7,799	544,838
Mastercard, Inc. Class A	95,631	9,314,459
MAXIMUS, Inc.	6,346	432,861
MoneyGram International, Inc. (a)	2,826	28,825
Paychex, Inc.	31,288	1,451,763
PayPal Holdings, Inc. (a)	104,137	4,030,102
Sabre Corp.	11,636	309,518
Sykes Enterprises, Inc. (a)	3,872	94,399
Syntel, Inc. (a)	3,283	143,434
TeleTech Holdings, Inc.	1,610	43,679
The Western Union Co.	49,911	1,010,199
Total System Services, Inc.	15,988	738,965
Vantiv, Inc. Class A (a)	13,961	614,284
VeriFone Systems, Inc. (a)	10,838	348,767
Visa, Inc. Class A	187,772	14,146,742
WEX, Inc. (a)	3,736	381,221

		48,351,300

IT Consulting & Other Services – 6.5%
Accenture PLC Class A	60,064	6,193,199
Acxiom Corp. (a)	7,461	133,627
Booz Allen Hamilton Holding Corp.	10,042	278,465
CACI International, Inc. Class A (a)	2,179	178,961
CIBER, Inc. (a)	6,640	21,978
Cognizant Technology Solutions Corp. Class A (a)	58,307	3,679,172
EPAM Systems, Inc. (a)	3,957	293,253
Forrester Research, Inc.	865	27,057
Gartner, Inc. (a)	8,393	743,368
International Business Machines Corp.	89,781	14,543,624
Leidos Holdings, Inc.	6,032	246,106
Lionbridge Technologies, Inc. (a)	5,364	31,540
ManTech International Corp. Class A	2,332	69,517
Perficient, Inc. (a)	3,310	53,721
Science Applications International Corp.	3,914	210,104
ServiceSource International, Inc. (a)	6,270	33,231
Teradata Corp. (a)	13,925	516,757
Unisys Corp. (a)	4,889	77,588
Virtusa Corp. (a)	2,753	131,979

		27,463,247

TOTAL IT SERVICES		75,814,547

OFFICE ELECTRONICS – 0.4%
Office Electronics – 0.4%
Xerox Corp.	101,210	1,115,334
Zebra Technologies Corp. Class A (a)	4,872	524,374

TOTAL OFFICE ELECTRONICS		1,639,708

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 11.7%
Semiconductor Equipment – 1.5%
Advanced Energy Industries, Inc. (a)	3,812	$99,836
Amkor Technology, Inc. (a)	10,681	47,103
Applied Materials, Inc.	117,637	2,042,178
Brooks Automation, Inc.	6,713	70,822
Cabot Microelectronics Corp. (a)	2,304	104,463
Cohu, Inc.	2,331	23,100
Entegris, Inc. (a)	11,981	177,499
FormFactor, Inc. (a)	5,787	41,840
KLA-Tencor Corp.	15,599	827,527
Kulicke & Soffa Industries, Inc. (a)	7,475	77,815
Lam Research Corp.	15,266	1,173,497
MKS Instruments, Inc.	5,136	182,328
Nanometrics, Inc. (a)	2,117	28,961
PDF Solutions, Inc. (a)	2,749	38,514
Photronics, Inc. (a)	6,417	52,940
Rudolph Technologies, Inc. (a)	3,116	34,962
SunEdison, Inc. (a)	26,295	612,148
Teradyne, Inc.	20,991	404,287
Tessera Technologies, Inc.	4,637	160,718
Ultratech, Inc. (a)	2,674	42,570
Veeco Instruments, Inc. (a)	3,843	99,457
Xcerra Corp. (a)	5,429	34,121

		6,376,686

Semiconductors – 10.2%
Advanced Micro Devices, Inc. (a)	63,129	121,839
Altera Corp.	28,786	1,429,513
Ambarella, Inc. (a)	2,891	334,980
Analog Devices, Inc.	29,791	1,737,709
Applied Micro Circuits Corp. (a)	6,760	41,980
Atmel Corp.	40,142	332,376
Avago Technologies Ltd.	24,529	3,069,559
Broadcom Corp. Class A	52,632	2,663,705
Cavium, Inc. (a)	5,242	355,408
Ceva, Inc. (a)	2,072	38,808
Cirrus Logic, Inc. (a)	5,991	197,763
Cree, Inc. (a)	10,717	264,174
Cypress Semiconductor Corp. (a)	30,644	351,793
Diodes, Inc. (a)	3,807	84,477
Exar Corp. (a)	4,114	32,377
Fairchild Semiconductor International, Inc. (a)	11,364	171,142
First Solar, Inc. (a)	7,201	319,004
Freescale Semiconductor Ltd. (a)	10,325	411,658
Inphi Corp. (a)	2,753	62,576
Integrated Device Technology, Inc. (a)	14,173	270,846
Integrated Silicon Solution, Inc.	2,876	63,071
Intel Corp.	452,827	13,109,342
Intersil Corp. Class A	12,679	141,117
IXYS Corp.	2,336	24,435
Lattice Semiconductor Corp. (a)	11,841	58,258

See accompanying notes which are an integral part of the financial statements.

57	Annual Report

Fidelity MSCI Information Technology Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Linear Technology Corp.	22,905	$939,105
M/A-COM Technology Solutions Holdings, Inc. (a)	2,029	68,398
Marvell Technology Group Ltd.	39,026	485,483
Maxim Integrated Products, Inc.	27,113	922,926
MaxLinear, Inc. Class A (a)	4,837	52,626
Mellanox Technologies Ltd. (a)	3,928	165,172
Micrel, Inc.	3,781	52,745
Microchip Technology, Inc.	19,320	827,669
Micron Technology, Inc. (a)	102,965	1,905,882
Microsemi Corp. (a)	9,184	302,521
Monolithic Power Systems, Inc.	3,587	185,484
NVE Corp.	418	24,955
NVIDIA Corp.	52,145	1,040,293
OmniVision Technologies, Inc. (a)	5,633	137,558
ON Semiconductor Corp. (a)	41,119	436,684
PMC – Sierra, Inc. (a)	17,357	118,201
Power Integrations, Inc.	2,781	107,791
Qorvo, Inc. (a)	14,231	824,686
Rambus, Inc. (a)	11,076	144,985
Semtech Corp. (a)	6,470	113,807
Silicon Laboratories, Inc. (a)	3,885	174,786
Skyworks Solutions, Inc.	18,239	1,744,925
SunEdison Semiconductor Ltd. (a)	3,991	56,433
SunPower Corp. (a)	5,019	135,664
Synaptics, Inc. (a)	3,544	281,323
Texas Instruments, Inc.	100,134	5,004,697
Xilinx, Inc.	25,042	1,045,503

		42,988,212

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		49,364,898

SOFTWARE – 20.8%
Application Software – 6.4%
ACI Worldwide, Inc. (a)	11,149	263,897
Adobe Systems, Inc. (a)	47,906	3,927,813
ANSYS, Inc. (a)	8,631	812,609
Aspen Technology, Inc. (a)	8,503	377,363
Autodesk, Inc. (a)	21,697	1,097,434
Blackbaud, Inc.	4,453	272,346
Bottomline Technologies de, Inc. (a)	3,873	106,353
BroadSoft, Inc. (a)	2,619	91,456
Cadence Design Systems, Inc. (a)	27,992	586,992
Callidus Software, Inc. (a)	5,229	86,801
CDK Global, Inc.	13,115	677,259
Citrix Systems, Inc. (a)	15,312	1,157,740
Comverse, Inc. (a)	1,700	34,459
Ebix, Inc.	2,855	88,476
Ellie Mae, Inc. (a)	2,665	209,069
Epiq Systems, Inc.	1,895	31,362

	Shares	Value
ePlus, Inc. (a)	612	$47,069
FactSet Research Systems, Inc.	3,811	631,330
Fair Isaac Corp.	3,004	272,433
Glu Mobile, Inc. (a)	10,678	62,626
Guidewire Software, Inc. (a)	6,694	395,281
HubSpot, Inc. (a)	1,384	74,667
Informatica Corp. (a)	10,511	509,994
Interactive Intelligence Group, Inc. (a)	1,637	67,870
Intuit, Inc.	25,165	2,661,702
Jive Software, Inc. (a)	4,080	19,258
Manhattan Associates, Inc. (a)	7,147	463,269
Mentor Graphics Corp.	9,371	244,489
MicroStrategy, Inc. Class A (a)	894	182,242
MobileIron, Inc. (a)	3,045	17,417
Monotype Imaging Holdings, Inc.	3,833	95,557
Net 1 UEPS Technologies, Inc. (a)	4,114	79,894
Netscout Systems, Inc. (a)	9,378	373,995
Nuance Communications, Inc. (a)	24,969	452,688
Paycom Software, Inc. (a)	2,809	89,888
Paylocity Holding Corp. (a)	1,721	61,818
Pegasystems, Inc.	3,664	99,258
PROS Holdings, Inc. (a)	2,335	51,066
PTC, Inc. (a)	11,063	402,140
QAD, Inc. Class A	866	23,114
Qlik Technologies, Inc. (a)	8,744	353,782
RealPage, Inc. (a)	4,138	79,450
Salesforce.com, Inc. (a)	57,328	4,202,142
Silver Spring Networks, Inc. (a)	3,082	34,518
SolarWinds, Inc. (a)	6,548	261,200
Solera Holdings, Inc.	6,414	234,688
Splunk, Inc. (a)	11,996	839,000
SS&C Technologies Holdings, Inc.	7,999	544,172
Synchronoss Technologies, Inc. (a)	3,519	168,208
Synopsys, Inc. (a)	14,765	750,653
Tangoe, Inc. (a)	3,802	41,898
Telenav, Inc. (a)	3,024	21,168
The Ultimate Software Group, Inc. (a)	2,590	477,104
TiVo, Inc. (a)	9,819	97,797
Tyler Technologies, Inc. (a)	3,060	426,992
Verint Systems, Inc. (a)	5,853	340,762
VirnetX Holding Corp. (a)	5,078	23,511
Workday, Inc. Class A (a)	9,883	833,433
Zendesk, Inc. (a)	4,449	91,783

		27,022,755

Home Entertainment Software – 0.9%
Activision Blizzard, Inc.	48,366	1,247,359
Electronic Arts, Inc. (a)	29,692	2,124,462
Take-Two Interactive Software, Inc. (a)	8,108	256,051
Zynga, Inc. Class A (a)	74,262	184,170

		3,812,042

Systems Software – 13.5%
Barracuda Networks, Inc. (a)	1,777	48,761

See accompanying notes which are an integral part of the financial statements.

Annual Report	58

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
CA, Inc.	31,835	$927,513
CommVault Systems, Inc. (a)	4,076	152,728
FireEye, Inc. (a)	10,394	462,429
Fleetmatics Group PLC (a)	3,661	175,252
Fortinet, Inc. (a)	13,700	654,038
Gigamon, Inc. (a)	1,572	42,255
Imperva, Inc. (a)	2,614	171,740
Infoblox, Inc. (a)	5,088	119,568
Microsoft Corp.	745,139	34,797,991
NetSuite, Inc. (a)	3,659	361,656
Oracle Corp.	335,900	13,415,846
Progress Software Corp. (a)	4,375	129,850
Proofpoint, Inc. (a)	3,554	229,944
Qualys, Inc. (a)	2,254	83,308
Red Hat, Inc. (a)	17,548	1,387,696
Rovi Corp. (a)	410	4,506
ServiceNow, Inc. (a)	13,713	1,103,897
Symantec Corp.	65,267	1,484,172
Tableau Software, Inc. Class A (a)	4,788	501,495
The Rubicon Project, Inc. (a)	1,845	32,158
TubeMogul, Inc. (a)	1,664	23,512
Varonis Systems, Inc. (a)	784	16,299
VASCO Data Security International, Inc. (a)	2,814	57,377
VMware, Inc. Class A (a)	7,923	706,177

		57,090,168

TOTAL SOFTWARE		87,924,965

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 20.1%
Computer Hardware – 17.4%
3D Systems Corp. (a)	2,042	26,873
Apple, Inc.	556,890	67,550,757
Cray, Inc. (a)	3,993	103,579
Diebold, Inc.	5,885	200,384
Hewlett-Packard Co.	174,754	5,333,492
NCR Corp. (a)	16,080	442,843
Silicon Graphics International Corp. (a)	3,657	18,687
Super Micro Computer, Inc. (a)	3,578	95,425

		73,772,040

	Shares	Value
Computer Storage & Peripherals – 2.7%
Electronics For Imaging, Inc. (a)	4,560	$208,392
EMC Corp.	190,115	5,112,192
Immersion Corp. (a)	2,596	35,617
Lexmark International, Inc. Class A	5,785	196,632
NetApp, Inc.	29,764	927,149
QLogic Corp. (a)	8,327	73,861
Quantum Corp. (a)	23,051	24,434
SanDisk Corp.	20,372	1,228,228
Seagate Technology PLC	31,377	1,587,676
Western Digital Corp.	22,083	1,900,463

		11,294,644

Technology Hardware, Storage & Peripherals – 0.0%
Eastman Kodak Co. (a)	1,831	24,957
Nimble Storage, Inc. (a)	3,337	92,168
Violin Memory, Inc. (a)	370	873

		117,998

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		85,184,682

TOTAL COMMON STOCKS (Cost $400,107,370)		423,058,302

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $287,949)	287,949	287,949

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $400,395,319)		423,346,251

NET OTHER ASSETS (LIABILITIES) – 0.0%		26,009

NET ASSETS – 100%		$423,372,260

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$423,058,302	$423,058,302	$—	$—
Money Market Funds	287,949	287,949	—	—

Total Investments in Securities:	$423,346,251	$423,346,251	$—	$—

See accompanying notes which are an integral part of the financial statements.

59	Annual Report

Fidelity MSCI Materials Index ETF

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 69.4%
Commodity Chemicals – 6.4%
Axiall Corp.	11,422	$336,149
Cabot Corp.	10,426	366,787
Calgon Carbon Corp.	8,714	154,151
Hawkins, Inc.	1,542	56,252
Koppers Holdings, Inc.	3,345	67,903
Kronos Worldwide, Inc.	3,913	38,504
LyondellBasell Industries N.V. Class A	66,176	6,209,294
Tredegar Corp.	3,686	62,146
Trinseo S.A. (a)	1,975	48,111
Tronox Ltd. Class A	10,469	114,950
Westlake Chemical Corp.	7,572	473,023

		7,927,270

Diversified Chemicals – 17.4%
Eastman Chemical Co.	24,267	1,902,533
EI du Pont de Nemours & Co.	147,733	8,237,592
FMC Corp.	21,737	1,055,114
Huntsman Corp.	33,987	645,753
LSB Industries, Inc. (a)	2,960	109,254
Olin Corp.	11,991	275,673
The Chemours Co.	29,520	322,358
The Dow Chemical Co.	188,896	8,889,446

		21,437,723

Fertilizers & Agricultural Chemicals – 10.8%
American Vanguard Corp.	4,276	54,818
CF Industries Holdings, Inc.	39,086	2,313,891
Intrepid Potash, Inc. (a)	9,393	80,216
Monsanto Co.	78,908	8,039,936
The Mosaic Co.	54,047	2,320,778
The Scotts Miracle-Gro Co. Class A	7,450	449,906

		13,259,545

Industrial Gases – 9.1%
Air Products & Chemicals, Inc.	33,215	4,733,470
Airgas, Inc.	11,026	1,124,872
Praxair, Inc.	47,121	5,378,391

		11,236,733

Specialty Chemicals – 25.7%
A Schulman, Inc.	4,723	175,837
Albemarle Corp.	18,311	992,456
Ashland, Inc.	10,732	1,226,882
Axalta Coating Systems Ltd. (a)	18,723	595,579
Balchem Corp.	5,074	287,544
Celanese Corp.	24,959	1,645,297
Chemtura Corp. (a)	10,232	280,664
Cytec Industries, Inc.	11,047	820,019
Ecolab, Inc.	43,945	5,089,270
Ferro Corp. (a)	12,801	177,806
Flotek Industries, Inc. (a)	8,817	150,947
FutureFuel Corp.	3,891	44,513
HB Fuller Co.	8,254	330,655

	Shares	Value
Innophos Holdings, Inc.	3,495	$179,923
Innospec, Inc.	3,978	172,049
International Flavors & Fragrances, Inc.	13,204	1,526,250
Kraton Performance Polymers, Inc. (a)	5,148	105,637
Minerals Technologies, Inc.	5,670	367,133
NewMarket Corp.	1,726	686,447
OM Group, Inc.	4,944	167,503
OMNOVA Solutions, Inc. (a)	7,905	51,145
Platform Specialty Products Corp. (a)	23,862	555,269
PolyOne Corp.	14,540	498,286
PPG Industries, Inc.	44,398	4,811,855
Quaker Chemical Corp.	2,176	201,715
Rayonier Advanced Materials, Inc.	7,010	98,491
RPM International, Inc.	21,839	1,023,594
Sensient Technologies Corp.	7,766	531,117
Sigma-Aldrich Corp.	19,487	2,720,580
Stepan Co.	3,297	161,586
The Sherwin-Williams Co.	13,162	3,655,877
The Valspar Corp.	12,698	1,057,489
WR Grace & Co. (a)	11,914	1,202,480

		31,591,895

TOTAL CHEMICALS		85,453,166

CONSTRUCTION MATERIALS – 3.6%
Construction Materials – 3.6%
Eagle Materials, Inc.	8,220	634,091
Headwaters, Inc. (a)	12,046	228,994
Martin Marietta Materials, Inc.	9,315	1,460,778
United States Lime & Minerals, Inc.	355	19,170
US Concrete, Inc. (a)	2,211	93,592
Vulcan Materials Co.	21,560	1,962,391

TOTAL CONSTRUCTION MATERIALS		4,399,016

CONTAINERS & PACKAGING – 11.2%
Metal & Glass Containers – 4.1%
Aptargroup, Inc.	10,164	689,018
Ball Corp.	21,303	1,445,195
Berry Plastics Group, Inc. (a)	19,363	630,459
Crown Holdings, Inc. (a)	22,684	1,168,453
Greif, Inc. Class A	4,202	130,220
Myers Industries, Inc.	4,154	62,850
Owens-Illinois, Inc. (a)	26,305	561,612
Silgan Holdings, Inc.	7,758	414,820

		5,102,627

Paper Packaging – 7.1%
Avery Dennison Corp.	14,767	898,572
Bemis Co., Inc.	15,928	709,911
Graphic Packaging Holding Co.	53,326	805,223
Packaging Corp. of America	16,033	1,134,976
Sealed Air Corp.	34,291	1,823,252
Sonoco Products Co.	16,424	677,983

See accompanying notes which are an integral part of the financial statements.

Annual Report	60

Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
WestRock Co. (a)	42,631	$2,688,311

		8,738,228

TOTAL CONTAINERS & PACKAGING		13,840,855

METALS & MINING – 11.2%
Aluminum – 2.0%
Alcoa, Inc.	213,684	2,109,061
Century Aluminum Co. (a)	8,825	82,249
Kaiser Aluminum Corp.	2,855	241,105

		2,432,415

Diversified Metals & Mining – 2.3%
Compass Minerals International, Inc.	5,485	438,800
Freeport-McMoRan, Inc.	169,672	1,993,646
Globe Specialty Metals, Inc.	10,911	168,466
Horsehead Holding Corp. (a)	9,291	76,929
Materion Corp.	3,138	96,023

		2,773,864

Gold – 1.6%
Newmont Mining Corp.	86,382	1,483,179
Royal Gold, Inc.	10,632	536,065

		2,019,244

Precious Metals & Minerals – 0.4%
Coeur Mining, Inc. (a)	22,208	78,394
Hecla Mining Co.	60,693	127,455
McEwen Mining, Inc.	38,261	27,931
Stillwater Mining Co. (a)	19,757	188,087

		421,867

Steel – 4.9%
AK Steel Holding Corp. (a)	29,370	86,642
Allegheny Technologies, Inc.	17,694	377,236
Carpenter Technology Corp.	8,567	321,605
Cliffs Natural Resources, Inc.	22,539	56,798
Commercial Metals Co.	19,163	295,302
Haynes International, Inc.	2,015	85,779
Nucor Corp.	52,031	2,296,648
Reliance Steel & Aluminum Co.	12,652	766,711
Schnitzer Steel Industries, Inc. Class A	4,350	68,339
Steel Dynamics, Inc.	39,350	788,180
SunCoke Energy, Inc.	10,935	134,391
TimkenSteel Corp.	5,963	111,091

	Shares	Value
United States Steel Corp.	23,745	$462,315
Worthington Industries, Inc.	8,342	225,735

		6,076,772

TOTAL METALS & MINING		13,724,162

PAPER & FOREST PRODUCTS – 4.4%
Forest Products – 0.5%
Boise Cascade Co. (a)	6,448	213,945
Deltic Timber Corp.	1,876	121,752
Louisiana-Pacific Corp. (a)	23,191	341,835

		677,532

Paper Products – 3.9%
Clearwater Paper Corp. (a)	3,128	184,083
Domtar Corp.	10,431	424,125
International Paper Co.	65,545	3,137,639
KapStone Paper and Packaging Corp.	14,085	329,589
Neenah Paper, Inc.	2,729	165,323
PH Glatfelter Co.	7,026	143,401
Resolute Forest Products, Inc. (a)	10,939	108,077
Schweitzer-Mauduit International, Inc.	5,026	199,532
Wausau Paper Corp.	5,724	50,600

		4,742,369

TOTAL PAPER & FOREST PRODUCTS		5,419,901

TOTAL COMMON STOCKS (Cost $135,900,140)		122,837,100

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $134,241)	134,241	134,241

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $136,034,381)		122,971,341

NET OTHER ASSETS (LIABILITIES) – 0.1%		80,589

NET ASSETS – 100%		$123,051,930

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

61	Annual Report

Fidelity MSCI Materials Index ETF

Investments – continued

Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$122,837,100	$122,837,100	$—	$—
Money Market Funds	134,241	134,241	—	—

Total Investments in Securities:	$122,971,341	$122,971,341	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	62

Fidelity MSCI Real Estate Index ETF

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.4%
Diversified REIT’s – 7.3%
Cousins Properties, Inc.	5,843	$60,650
Duke Realty Corp.	9,716	195,972
Empire State Realty Trust, Inc. Class A	2,947	52,398
First Potomac Realty Trust	1,907	21,644
Investors Real Estate Trust	3,498	25,221
Lexington Realty Trust	6,189	53,225
Liberty Property Trust	4,231	143,981
NorthStar Realty Finance Corp.	9,261	148,176
One Liberty Properties, Inc.	423	9,560
PS Business Parks, Inc.	595	45,809
RAIT Financial Trust	2,237	11,722
Select Income REIT	1,952	39,177
Spirit Realty Capital, Inc.	12,378	125,637
STORE Capital Corp.	1,456	30,576
VEREIT, Inc.	25,463	223,056
Vornado Realty Trust	4,755	463,850
Washington Real Estate Investment Trust	2,000	53,680
Winthrop Realty Trust	928	13,818
WP Carey, Inc.	2,776	169,863

		1,888,015

Health Care REIT’s – 0.6%
CareTrust REIT, Inc.	804	10,436
Healthcare Trust of America, Inc. Class A	3,534	88,809
New Senior Investment Group, Inc.	2,562	33,152
Physicians Realty Trust	1,761	28,247

		160,644

Hotel & Resort REIT’s – 0.5%
Chatham Lodging Trust	1,077	29,101
Hersha Hospitality Trust	1,284	34,822
Xenia Hotels & Resorts, Inc.	3,043	63,081

		127,004

Industrial REIT’s – 3.3%
DCT Industrial Trust, Inc.	2,534	88,082
EastGroup Properties, Inc.	944	56,829
First Industrial Realty Trust, Inc.	3,181	66,610
Monmouth Real Estate Investment Corp. Class A	1,571	15,741
Prologis, Inc.	14,401	584,825
STAG Industrial, Inc.	1,803	35,411

		847,498

Mortgage REIT’s – 6.2%
AG Mortgage Investment Trust, Inc.	876	15,943
Altisource Residential Corp.	1,765	29,052
American Capital Agency Corp.	9,949	191,618
American Capital Mortgage Investment Corp.	1,535	24,775
Annaly Capital Management, Inc.	26,696	265,625
Anworth Mortgage Asset Corp.	3,279	16,395

	Shares	Value
Apollo Commercial Real Estate Finance, Inc.	1,699	$28,679
Apollo Residential Mortgage, Inc.	921	13,336
ARMOUR Residential REIT, Inc.	10,235	29,067
Blackstone Mortgage Trust, Inc. Class A	2,502	72,983
Capstead Mortgage Corp.	2,690	29,778
Chimera Investment Corp.	5,636	80,200
Colony Financial, Inc.	3,166	71,932
CYS Investments, Inc.	4,775	37,054
Dynex Capital, Inc.	1,799	13,259
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	870	17,461
Hatteras Financial Corp.	2,842	46,211
Invesco Mortgage Capital, Inc.	3,605	51,948
iStar Financial, Inc. (a)	2,444	32,016
MFA Financial, Inc.	10,638	80,104
New Residential Investment Corp.	6,507	102,095
New York Mortgage Trust, Inc.	2,973	22,238
Newcastle Investment Corp.	2,421	11,887
Redwood Trust, Inc.	2,464	38,192
Resource Capital Corp.	4,349	15,570
Starwood Property Trust, Inc.	6,715	146,118
Two Harbors Investment Corp.	10,525	107,566
Western Asset Mortgage Capital Corp.	1,167	16,186

		1,607,288

Office REIT’s – 10.7%
Alexandria Real Estate Equities, Inc.	2,025	187,738
BioMed Realty Trust, Inc.	5,845	125,901
Boston Properties, Inc.	4,308	531,090
Brandywine Realty Trust	5,160	71,053
Columbia Property Trust, Inc.	3,413	82,458
CoreSite Realty Corp.	754	37,851
Corporate Office Properties Trust	2,700	62,451
CyrusOne, Inc.	1,741	53,518
Digital Realty Trust, Inc.	3,820	245,512
Douglas Emmett, Inc.	3,891	114,045
DuPont Fabros Technology, Inc.	1,896	57,165
Equity Commonwealth (a)	3,540	92,748
Franklin Street Properties Corp.	2,623	30,873
Government Properties Income Trust	1,329	22,952
Gramercy Property Trust, Inc.	1,607	39,307
Highwoods Properties, Inc.	2,667	112,894
Hudson Pacific Properties, Inc.	2,162	66,546
Kilroy Realty Corp.	2,427	171,953
Mack-Cali Realty Corp.	2,494	51,975
New York REIT, Inc.	4,776	49,479
Paramount Group, Inc.	4,560	81,487
Parkway Properties, Inc.	2,453	44,007
Piedmont Office Realty Trust, Inc. Class A	4,435	80,761
QTS Realty Trust, Inc. Class A	918	38,097
SL Green Realty Corp.	2,775	319,514

		2,771,375

See accompanying notes which are an integral part of the financial statements.

63	Annual Report

Fidelity MSCI Real Estate Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – 13.1%
American Campus Communities, Inc.	3,169	$118,267
American Homes 4 Rent Class A	4,813	79,655
American Residential Properties, Inc.	914	16,909
Apartment Investment & Management Co. Class A	4,357	170,272
Associated Estates Realty Corp.	1,627	46,776
AvalonBay Communities, Inc.	3,713	639,898
Camden Property Trust	2,446	194,775
Campus Crest Communities, Inc.	1,864	10,625
Education Realty Trust, Inc.	1,394	44,106
Equity Lifestyle Properties, Inc.	2,246	129,998
Equity Residential	10,229	765,232
Essex Property Trust, Inc.	1,832	412,035
Home Properties, Inc.	1,622	119,541
Mid-America Apartment Communities, Inc.	2,122	170,482
Post Properties, Inc.	1,546	88,029
Silver Bay Realty Trust Corp.	989	16,032
Starwood Waypoint Residential Trust	1,114	27,271
Sun Communities, Inc.	1,430	99,399
UDR, Inc.	7,265	245,630

		3,394,932

Retail REIT’s – 19.1%
Acadia Realty Trust	1,958	62,617
Agree Realty Corp.	548	16,983
Alexander’s, Inc.	69	27,977
Brixmor Property Group, Inc.	5,039	123,304
CBL & Associates Properties, Inc.	4,889	79,886
Cedar Realty Trust, Inc.	2,130	14,271
DDR Corp.	8,717	142,087
Equity One, Inc.	2,198	56,423
Excel Trust, Inc.	1,715	27,166
Federal Realty Investment Trust	1,934	264,552
General Growth Properties, Inc.	16,185	439,261
Getty Realty Corp.	820	13,628
Inland Real Estate Corp.	2,661	26,131
Kimco Realty Corp.	11,592	286,438
Kite Realty Group Trust	2,398	63,307
National Retail Properties, Inc.	3,730	138,644
Pennsylvania Real Estate Investment Trust	2,031	44,520
Ramco-Gershenson Properties Trust	2,302	38,996
Realty Income Corp.	6,330	305,676
Regency Centers Corp.	2,655	169,840
Retail Opportunity Investments Corp.	2,747	47,111
Retail Properties of America, Inc. Class A	6,719	97,829
Rouse Properties, Inc.	1,159	20,398
Saul Centers, Inc.	355	18,417
Simon Property Group, Inc.	8,839	1,654,838
Tanger Factory Outlet Centers	2,692	87,436
Taubman Centers, Inc.	1,567	117,212
The Macerich Co.	3,783	299,462

	Shares	Value
Urban Edge Properties	2,729	$58,592
Urstadt Biddle Properties, Inc. Class A	662	12,644
Weingarten Realty Investors	3,291	115,777
WP GLIMCHER, Inc.	5,312	71,925

		4,943,348

Specialized REIT’s – 34.6%
American Tower Corp.	11,814	1,123,630
Ashford Hospitality Prime, Inc.	810	11,794
Ashford Hospitality Trust, Inc.	2,803	24,498
CatchMark Timber Trust, Inc. Class A	1,118	11,940
Chesapeake Lodging Trust	1,731	55,513
Communications Sales & Leasing, Inc. (a)	3,381	70,494
Corrections Corp. of America	3,287	115,604
Crown Castle International Corp.	9,387	768,889
CubeSmart	4,687	122,612
DiamondRock Hospitality Co.	5,756	72,583
EPR Properties	1,637	93,505
Equinix, Inc.	1,588	442,909
Extra Space Storage, Inc.	3,117	229,162
FelCor Lodging Trust, Inc.	3,792	35,493
Gaming and Leisure Properties, Inc.	2,572	84,233
HCP, Inc.	12,957	500,658
Health Care REIT, Inc.	9,754	676,635
Healthcare Realty Trust, Inc.	2,855	68,634
Hospitality Properties Trust	4,034	110,612
Host Hotels & Resorts, Inc.	21,292	412,639
InfraREIT, Inc. (a)	658	22,063
Iron Mountain, Inc.	5,631	169,212
Lamar Advertising Co. Class A	2,276	136,674
LaSalle Hotel Properties	3,185	105,965
LTC Properties, Inc.	1,047	45,932
Medical Properties Trust, Inc.	5,994	81,938
National Health Investors, Inc.	1,025	66,881
Omega Healthcare Investors, Inc.	4,653	168,718
Outfront Media, Inc.	3,850	96,751
Pebblebrook Hotel Trust	2,060	83,842
Plum Creek Timber Co., Inc.	4,961	203,401
Potlatch Corp.	1,197	41,907
Public Storage	4,130	847,393
Rayonier, Inc.	3,642	89,593
RLJ Lodging Trust	3,750	111,863
Ryman Hospitality Properties, Inc.	1,300	74,334
Sabra Health Care REIT, Inc.	1,838	50,269
Senior Housing Properties Trust	6,567	113,412
Sovran Self Storage, Inc.	1,002	95,400
Strategic Hotels & Resorts, Inc. (a)	7,395	101,090
Summit Hotel Properties, Inc.	2,470	33,666
Sunstone Hotel Investors, Inc.	5,989	84,265
The Geo Group, Inc.	2,091	78,935
Universal Health Realty Income Trust	112	5,485
Ventas, Inc.	8,846	593,478

See accompanying notes which are an integral part of the financial statements.

Annual Report	64

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Specialized REIT’s – continued
Weyerhaeuser Co.	14,764	$453,107

		8,987,611

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		24,727,715

REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.6%
Diversified Real Estate Activities – 0.2%
Alexander & Baldwin, Inc.	1,357	51,227
Tejon Ranch Co. (a)	530	13,154

		64,381

Real Estate Development – 0.6%
Forestar Group, Inc. (a)	1,126	14,413
The Howard Hughes Corp. (a)	1,013	137,727

		152,140

Real Estate Operating Companies – 0.6%
Forest City Enterprises, Inc. Class A (a)	6,496	151,682

Real Estate Services – 3.2%
Altisource Asset Management Corp. (a)	39	5,170
Altisource Portfolio Solutions S.A. (a)	449	14,664
CBRE Group, Inc. Class A (a)	8,440	320,467
Jones Lang LaSalle, Inc.	1,264	225,043
Kennedy-Wilson Holdings, Inc.	2,263	57,299

	Shares	Value
Marcus & Millichap, Inc. (a)	423	$21,675
Realogy Holdings Corp. (a)	4,113	187,224

		831,542

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,199,745

TOTAL COMMON STOCKS (Cost $27,568,991)		25,927,460

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $49,940)	49,940	49,940

TOTAL INVESTMENT PORTFOLIO – 100.2% (Cost $27,618,931)		25,977,400

NET OTHER ASSETS (LIABILITIES) – (0.2%)		(41,160)

NET ASSETS – 100%		$25,936,240

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$25,927,460	$25,927,460	$—	$—
Money Market Funds	49,940	49,940	—	—

Total Investments in Securities:	$25,977,400	$25,977,400	$—	$—

See accompanying notes which are an integral part of the financial statements.

65	Annual Report

Fidelity MSCI Telecommunication Services Index ETF

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 79.3%
Alternative Carriers – 18.8%
8x8, Inc. (a)	169,742	$1,478,453
Cogent Communications Holdings, Inc.	39,454	1,254,243
Globalstar, Inc. (a)	352,253	729,164
inContact, Inc. (a)	123,896	1,149,755
Inteliquent, Inc.	77,900	1,417,780
Iridium Communications, Inc. (a)	141,386	1,049,084
Level 3 Communications, Inc. (a)	66,451	3,355,775
Lumos Networks Corp.	72,117	1,006,753
ORBCOMM, Inc. (a)	135,420	834,187
Premiere Global Services, Inc. (a)	106,138	1,145,229
Vonage Holdings Corp. (a)	311,383	1,989,737

		15,410,160

Integrated Telecommunication Services – 60.5%
AT&T, Inc.	551,673	19,165,120
Atlantic Tele-Network, Inc.	21,077	1,490,987
CenturyLink, Inc.	108,526	3,103,844
Cincinnati Bell, Inc. (a)	342,417	1,338,850
Consolidated Communications Holdings, Inc.	62,598	1,247,578
FairPoint Communications, Inc. (a)	73,721	1,225,243
Frontier Communications Corp.	387,785	1,830,345
General Communication, Inc. Class A (a)	85,129	1,566,374
IDT Corp. Class B	62,786	1,068,618
Verizon Communications, Inc.	363,669	17,016,073
Windstream Holding, Inc.	104,757	508,071

		49,561,103

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		64,971,263

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 20.7%
Wireless Telecommunication Services – 20.7%
Boingo Wireless, Inc. (a)	147,022	$1,430,524
Contra Leap Wireless (a)	18,242	45,970
RingCentral, Inc. Class A (a)	84,414	1,662,956
SBA Communications Corp. Class A (a)	31,411	3,791,936
Shenandoah Telecommunications Co.	45,138	1,551,844
Spok Holdings, Inc.	74,426	1,245,147
Sprint Corp. (a)	358,647	1,208,640
T-Mobile US, Inc. (a)	78,259	3,182,011
Telephone & Data Systems, Inc.	59,157	1,739,807
United States Cellular Corp. (a)	30,180	1,123,300

TOTAL WIRELESS TELECOMMUNICATION SERVICES		16,982,135

TOTAL COMMON STOCKS (Cost $82,055,010)		81,953,398

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $57,056)	57,056	57,056

TOTAL INVESTMENT PORTFOLIO – 100.1% (Cost $82,112,066)		82,010,454

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(102,533)

NET ASSETS – 100%		$81,907,921

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$81,953,398	$81,907,428	$—	$45,970
Money Market Funds	57,056	57,056	—	—

Total Investments in Securities:	$82,010,454	$81,964,484	$—	$45,970

See accompanying notes which are an integral part of the financial statements.

Annual Report	66

Fidelity MSCI Utilities Index ETF

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ELECTRIC UTILITIES – 52.3%
Electric Utilities – 52.3%
ALLETE, Inc.	6,952	$335,712
American Electric Power Co., Inc.	78,075	4,416,703
Cleco Corp.	9,629	524,106
Duke Energy Corp.	112,874	8,377,508
Edison International	51,978	3,119,200
El Paso Electric Co.	6,469	235,666
Empire District Electric Co.	6,887	158,470
Entergy Corp.	28,794	2,044,950
Eversource Energy	50,541	2,512,899
Exelon Corp.	137,169	4,401,753
FirstEnergy Corp.	67,194	2,281,908
Great Plains Energy, Inc.	24,553	641,079
Hawaiian Electric Industries, Inc.	16,355	489,832
IDACORP, Inc.	8,003	497,066
ITC Holdings Corp.	24,803	837,845
MGE Energy, Inc.	5,522	219,113
NextEra Energy, Inc.	70,743	7,442,164
OGE Energy Corp.	31,868	948,392
Otter Tail Corp.	5,343	138,491
Pepco Holdings, Inc.	40,365	1,076,938
Pinnacle West Capital Corp.	17,657	1,089,613
PNM Resources, Inc.	12,681	334,525
Portland General Electric Co.	12,457	448,577
PPL Corp.	106,403	3,384,679
The Southern Co.	145,150	6,492,559
UIL Holdings Corp.	9,004	431,652
Unitil Corp.	2,089	74,264
Westar Energy, Inc.	21,128	795,469
Xcel Energy, Inc.	80,722	2,798,632

TOTAL ELECTRIC UTILITIES		56,549,765

GAS UTILITIES – 6.6%
Gas Utilities – 6.6%
AGL Resources, Inc.	19,116	919,097
Atmos Energy Corp.	16,117	891,270
Chesapeake Utilities Corp.	2,314	118,986
National Fuel Gas Co.	11,405	616,668
New Jersey Resources Corp.	13,456	388,879
Northwest Natural Gas Co.	4,349	188,268
ONE Gas, Inc.	8,304	373,929
Piedmont Natural Gas Co., Inc.	12,524	476,037
Questar Corp.	27,944	618,680
South Jersey Industries, Inc.	10,896	264,119
Southwest Gas Corp.	7,427	418,437
The Laclede Group, Inc.	6,895	373,089
UGI Corp.	27,598	1,008,431
WGL Holdings, Inc.	7,918	442,616

TOTAL GAS UTILITIES		7,098,506

	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.8%
Independent Power Producers & Energy Traders – 4.4%
AES Corp.	108,886	$1,393,741
Calpine Corp. (a)	57,076	1,044,491
Dynegy, Inc. (a)	14,862	387,155
NRG Energy, Inc.	53,905	1,210,167
NRG Yield, Inc. Class A	5,487	108,149
NRG Yield, Inc. Class C	9,414	181,596
Ormat Technologies, Inc.	5,800	235,944
Talen Energy Corp. (a)	13,268	208,705

		4,769,948

Renewable Electricity – 0.4%
NextEra Energy Partners LP	3,029	108,075
TerraForm Power, Inc. Class A (a)	9,923	299,278
Vivint Solar, Inc. (a)	3,390	51,731

		459,084

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		5,229,032

MULTI-UTILITIES – 33.4%
Multi-Utilities – 33.4%
Alliant Energy Corp.	17,714	1,089,588
Ameren Corp.	38,711	1,590,248
Avista Corp.	9,928	327,823
Black Hills Corp.	7,115	296,411
CenterPoint Energy, Inc.	65,170	1,260,388
CMS Energy Corp.	44,076	1,510,044
Consolidated Edison, Inc.	46,726	2,971,306
Dominion Resources, Inc.	93,824	6,727,181
DTE Energy Co.	28,275	2,275,006
MDU Resources Group, Inc.	29,410	573,789
NiSource, Inc.	50,528	882,219
NorthWestern Corp.	7,474	402,400
PG&E Corp.	76,001	3,990,813
Public Service Enterprise Group, Inc.	80,752	3,364,936
SCANA Corp.	21,675	1,187,790
Sempra Energy	37,481	3,814,816
TECO Energy, Inc.	37,667	833,194
Vectren Corp.	13,152	553,699
WEC Energy Group, Inc.	50,365	2,467,885

TOTAL MULTI-UTILITIES		36,119,536

WATER UTILITIES – 2.8%
Water Utilities – 2.8%
American States Water Co.	6,087	234,654
American Water Works Co., Inc.	28,685	1,489,038
Aqua America, Inc.	28,308	720,156
California Water Service Group	7,579	163,176
Connecticut Water Service, Inc.	1,754	59,706
Middlesex Water Co.	2,550	57,987
Pattern Energy Group Inc.	9,530	232,818

See accompanying notes which are an integral part of the financial statements.

67	Annual Report

Fidelity MSCI Utilities Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
WATER UTILITIES – continued
Water Utilities – continued
SJW Corp.	2,426	$72,416

TOTAL WATER UTILITIES		3,029,951

TOTAL COMMON STOCKS (Cost $120,721,592)		108,026,790

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $105,795)	105,795	$105,795

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $120,827,387)		108,132,585

NET OTHER ASSETS (LIABILITIES) – 0.0%		43,395

NET ASSETS – 100%		$108,175,980

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$108,026,790	$108,026,790	$—	$—
Money Market Funds	105,795	105,795	—	—

Total Investments in Securities:	$108,132,585	$108,132,585	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	68

[THIS PAGE INTENTIONALLY LEFT BLANK]

69	Annual Report

Financial Statements

Statements of Assets and Liabilities
July 31, 2015
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$299,694,646	$204,375,821	$255,993,731	$344,057,447
Cash	6,868	—	—	—
Receivable for investments sold	—	1,656,363	—	—
Dividends receivable	123,318	333,176	434,961	212,575

Total assets	299,824,832	206,365,360	256,428,692	344,270,022

Liabilities
Payable for investments purchased	—	1,747,950	—	222,612
Accrued management fees	30,932	21,018	29,839	35,866

Total liabilities	30,932	1,768,968	29,839	258,478

Net Assets	$299,793,900	$204,596,392	$256,398,853	$344,011,544

Net Assets consist of:
Paid in capital	$285,725,962	$196,207,504	$328,345,123	$336,985,938
Undistributed net investment income	226,884	349,432	422,329	—
Accumulated undistributed net realized gain (loss) on investments	(908,882)	(288,812)	(5,762,593)	(1,420,144)
Net unrealized appreciation (depreciation) on investments	14,749,936	8,328,268	(66,606,006)	8,445,750

Net Assets	$299,793,900	$204,596,392	$256,398,853	$344,011,544

Shares outstanding	9,350,000	6,750,000	13,000,000	11,550,000

Net Asset Value, offering price and redemption price per share	$32.06	$30.31	$19.72	$29.78

Investments at cost	$284,944,710	$196,047,553	$322,599,737	$335,611,697

See accompanying notes which are an integral part of the financial statements.

Annual Report	70

Statements of Assets and Liabilities
July 31, 2015
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$800,719,901	$142,939,507	$423,346,251	$122,971,341
Receivable for investments sold	4,707,220	—	—	—
Dividends receivable	410,559	109,816	70,424	92,069

Total assets	805,837,680	143,049,323	423,416,675	123,063,410

Liabilities
Payable for investments purchased	5,044,204	—	—	—
Accrued management fees	80,492	15,436	44,415	11,480

Total liabilities	5,124,696	15,436	44,415	11,480

Net Assets	$800,712,984	$143,033,887	$423,372,260	$123,051,930

Net Assets consist of:
Paid in capital	$707,069,503	$150,665,763	$402,172,870	$137,443,545
Undistributed net investment income	492,896	30,015	104,123	36,890
Accumulated undistributed net realized gain (loss) on investments	(628,892)	(1,502,261)	(1,855,665)	(1,365,465)
Net unrealized appreciation (depreciation) on investments	93,779,477	(6,159,630)	22,950,932	(13,063,040)

Net Assets	$800,712,984	$143,033,887	$423,372,260	$123,051,930

Shares outstanding	21,550,000	5,100,000	12,950,000	4,750,000

Net Asset Value, offering price and redemption price per share	$37.16	$28.05	$32.69	$25.91

Investments at cost	$706,940,424	$149,099,137	$400,395,319	$136,034,381

See accompanying notes which are an integral part of the financial statements.

71	Annual Report

Financial Statements – continued

Statements of Assets and Liabilities
July 31, 2015
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$25,977,400	$82,010,454	$108,132,585
Receivable for investments sold	—	2,132,732	—
Dividends receivable	17,534	489,205	55,006

Total assets	25,994,934	84,632,391	108,187,591

Liabilities
Payable for investments purchased	56,159	2,715,516	—
Accrued management fees	2,535	8,954	11,611

Total liabilities	58,694	2,724,470	11,611

Net Assets	$25,936,240	$81,907,921	$108,175,980

Net Assets consist of:
Paid in capital	$27,763,086	$83,255,449	$121,769,445
Undistributed net investment income	—	174,823	—
Accumulated undistributed net realized gain (loss) on investments	(185,315)	(1,420,739)	(898,663)
Net unrealized appreciation (depreciation) on investments	(1,641,531)	(101,612)	(12,694,802)

Net Assets	$25,936,240	$81,907,921	$108,175,980

Shares outstanding	1,150,000	3,050,000	3,850,000

Net Asset Value, offering price and redemption price per share	$22.55	$26.86	$28.10

Investments at cost	$27,618,931	$82,112,066	$120,827,387

See accompanying notes which are an integral part of the financial statements.

Annual Report	72

Statements of Operations
For the year ended July 31, 2015
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Investment Income
Dividends	$2,748,860	$4,544,340	$6,039,474	$4,885,211
Special dividends	—	—	—	—

Total income	2,748,860	4,544,340	6,039,474	4,885,211

Expenses
Management fees	238,042	197,726	278,550	272,935
Independent trustees’ compensation	3,077	2,707	3,718	3,588

Total expenses	241,119	200,433	282,268	276,523

Net investment income (loss)	2,507,741	4,343,907	5,757,206	4,608,688

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(895,185)	(152,075)	(6,616,449)	(1,336,498)
Net realized gain (loss) on In-kind redemptions	10,408,283	11,565,529	2,524,970	14,257,089

Total net realized gain (loss)	9,513,098	11,413,454	(4,091,479)	12,920,591

Change in net unrealized appreciation (depreciation) on investment securities	13,954,185	11,637,539	(69,086,985)	7,522,639

Net gain (loss)	23,467,283	23,050,993	(73,178,464)	20,443,230

Net increase (decrease) in net assets resulting from operations	$25,975,024	$27,394,900	$(67,421,258)	$25,051,918

See accompanying notes which are an integral part of the financial statements.

73	Annual Report

Financial Statements – continued

Statements of Operations
For the year ended July 31, 2015
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Investment Income
Dividends	$9,020,346	$2,555,102	$4,182,772	$2,124,573
Special dividends	2,223,867	—	—	—

Total income	11,244,213	2,555,102	4,182,772	2,124,573

Expenses
Management fees	551,046	168,073	370,256	130,608
Independent trustees’ compensation	6,972	2,414	4,954	1,869

Total expenses	558,018	170,487	375,210	132,477

Net investment income (loss)	10,686,195	2,384,615	3,807,562	1,992,096

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	230,336	(1,482,819)	(1,792,529)	(1,509,156)
Net realized gain (loss) on In-kind redemptions	13,697,622	6,132,897	19,070,067	6,094,559

Total net realized gain (loss)	13,927,958	4,650,078	17,277,538	4,585,403

Change in net unrealized appreciation (depreciation) on investment securities	85,822,767	(1,605,315)	13,322,371	(14,202,804)

Net gain (loss)	99,750,725	3,044,763	30,599,909	(9,617,401)

Net increase (decrease) in net assets resulting from operations	$110,436,920	$5,429,378	$34,407,471	$(7,625,305)

See accompanying notes which are an integral part of the financial statements.

Annual Report	74

Statements of Operations
For the year ended July 31, 2015
	Fidelity MSCI Real Estate Index ETFA	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$407,925	$2,545,896	$4,550,898
Special dividends	—	—	—

Total income	407,925	2,545,896	4,550,898

Expenses
Management fees	14,234	100,891	156,542
Independent trustees’ compensation	161	1,434	2,246

Total expenses	14,395	102,325	158,788

Net investment income (loss)	393,530	2,443,571	4,392,110

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(185,315)	(1,424,892)	(1,158,487)
Net realized gain (loss) on In-kind redemptions	—	2,651,374	(20,255)

Total net realized gain (loss)	(185,315)	1,226,482	(1,178,742)

Change in net unrealized appreciation (depreciation) on investment securities	(1,641,531)	(1,582,140)	(8,840,330)

Net gain (loss)	(1,826,846)	(355,658)	(10,019,072)

Net increase (decrease) in net assets resulting from operations	$(1,433,316)	$2,087,913	$(5,626,962)

A	For the period February 2, 2015 (commencement of operations) to July 31, 2015.

See accompanying notes which are an integral part of the financial statements.

75	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Discretionary Index ETF		Fidelity MSCI Consumer Staples Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A	Year ended July 31, 2015	Year ended July 31, 2014A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,507,741	$402,193	$4,343,907	$756,825
Net realized gain (loss)	9,513,098	(463)	11,413,454	2,282,470
Change in net unrealized appreciation (depreciation)	13,954,185	795,751	11,637,539	(3,309,271)

Net increase (decrease) in net assets resulting from operations	25,975,024	1,197,481	27,394,900	(269,976)

Distributions to shareholders from net investment income	(2,306,850)	(376,200)	(4,188,550)	(562,750)

Share transactions
Proceeds from sales of shares	425,654,394	81,215,834	229,055,775	111,358,389
Cost of shares redeemed	(225,269,937)	(6,295,846)	(120,909,594)	(37,281,802)

Net increase (decrease) in net assets resulting from share transactions	200,384,457	74,919,988	108,146,181	74,076,587

Total increase (decrease) in net assets	224,052,631	75,741,269	131,352,531	73,243,861

Net Assets
Beginning of year	75,741,269	—	73,243,861	—

End of year	$299,793,900	$75,741,269	$204,596,392	$73,243,861

Undistributed net investment income included in net assets at end of year	$226,884	$25,993	$349,432	$194,075

Other Information
Shares
Sold	14,550,000	3,100,000	8,050,000	4,200,000
Redeemed	(8,050,000)	(250,000)	(4,100,000)	(1,400,000)

Net increase (decrease)	6,500,000	2,850,000	3,950,000	2,800,000

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report	76

Statements of Changes in Net Assets
	Fidelity MSCI Energy Index ETF		Fidelity MSCI Financials Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A	Year ended July 31, 2015	Year ended July 31, 2014A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,757,206	$822,573	$4,608,688	$984,615
Net realized gain (loss)	(4,091,479)	3,148,013	12,920,591	1,440,226
Change in net unrealized appreciation (depreciation)	(69,086,985)	2,480,979	7,522,639	923,111

Net increase (decrease) in net assets resulting from operations	(67,421,258)	6,451,565	25,051,918	3,347,952

Distributions to shareholders from net investment income	(5,436,900)	(720,550)	(4,778,000)	(916,500)

Share transactions
Proceeds from sales of shares	387,551,304	158,350,208	397,233,968	148,751,276
Cost of shares redeemed	(203,719,287)	(18,656,229)	(199,893,224)	(24,785,846)

Net increase (decrease) in net assets resulting from share transactions	183,832,017	139,693,979	197,340,744	123,965,430

Total increase (decrease) in net assets	110,973,859	145,424,994	217,614,662	126,396,882

Net Assets
Beginning of year	145,424,994	—	126,396,882	—

End of year	$256,398,853	$145,424,994	$344,011,544	$126,396,882

Undistributed net investment income included in net assets at end of year	$422,329	$102,023	$—	$68,243

Other Information
Shares
Sold	16,800,000	5,850,000	13,900,000	5,700,000
Redeemed	(9,000,000)	(650,000)	(7,100,000)	(950,000)

Net increase (decrease)	7,800,000	5,200,000	6,800,000	4,750,000

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

77	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Health Care Index ETF		Fidelity MSCI Industrials Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A	Year ended July 31, 2015	Year ended July 31, 2014A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,686,195	$987,518	$2,384,615	$803,745
Net realized gain (loss)	13,927,958	1,485,851	4,650,078	3,660,146
Change in net unrealized appreciation (depreciation)	85,822,767	7,956,710	(1,605,315)	(4,554,315)

Net increase (decrease) in net assets resulting from operations	110,436,920	10,430,079	5,429,378	(90,424)

Distributions to shareholders from net investment income	(10,407,500)	(773,350)	(2,431,900)	(784,350)

Share transactions
Proceeds from sales of shares	587,328,357	191,567,033	228,258,894	143,316,457
Cost of shares redeemed	(74,026,791)	(13,841,764)	(188,928,297)	(41,735,871)

Net increase (decrease) in net assets resulting from share transactions	513,301,566	177,725,269	39,330,597	101,580,586

Total increase (decrease) in net assets	613,330,986	187,381,998	42,328,075	100,705,812

Net Assets
Beginning of year	187,381,998	—	100,705,812	—

End of year	$800,712,984	$187,381,998	$143,033,887	$100,705,812

Undistributed net investment income included in net assets at end of year	$492,896	$214,168	$30,015	$19,395

Other Information
Shares
Sold	17,450,000	6,950,000	8,200,000	5,250,000
Redeemed	(2,350,000)	(500,000)	(6,850,000)	(1,500,000)

Net increase (decrease)	15,100,000	6,450,000	1,350,000	3,750,000

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report	78

Statements of Changes in Net Assets
	Fidelity MSCI Information Technology Index ETF		Fidelity MSCI Materials Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A	Year ended July 31, 2015	Year ended July 31, 2014A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,807,562	$789,911	$1,992,096	$574,594
Net realized gain (loss)	17,277,538	2,761,724	4,585,403	2,153,479
Change in net unrealized appreciation (depreciation)	13,322,371	9,628,561	(14,202,804)	1,139,764

Net increase (decrease) in net assets resulting from operations	34,407,471	13,180,196	(7,625,305)	3,867,837

Distributions to shareholders from net investment income	(3,773,400)	(719,950)	(2,010,950)	(518,850)

Share transactions
Proceeds from sales of shares	323,240,750	190,371,557	218,809,870	111,416,040
Cost of shares redeemed	(112,113,694)	(21,220,670)	(180,163,249)	(20,723,463)

Net increase (decrease) in net assets resulting from share transactions	211,127,056	169,150,887	38,646,621	90,692,577

Total increase (decrease) in net assets	241,761,127	181,611,133	29,010,366	94,041,564

Net Assets
Beginning of year	181,611,133	—	94,041,564	—

End of year	$423,372,260	$181,611,133	$123,051,930	$94,041,564

Undistributed net investment income included in net assets at end of year	$104,123	$69,961	$36,890	$55,744

Other Information
Shares
Sold	10,350,000	6,950,000	8,000,000	4,150,000
Redeemed	(3,600,000)	(750,000)	(6,650,000)	(750,000)

Net increase (decrease)	6,750,000	6,200,000	1,350,000	3,400,000

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

79	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF
	Year ended July 31, 2015A	Year ended July 31, 2015	Year ended July 31, 2014B
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$393,530	$2,443,571	$841,452
Net realized gain (loss)	(185,315)	1,226,482	(266,315)
Change in net unrealized appreciation (depreciation)	(1,641,531)	(1,582,140)	1,480,528

Net increase (decrease) in net assets resulting from operations	(1,433,316)	2,087,913	2,055,665

Distributions to shareholders from net investment income	(393,530)	(2,584,450)	(525,750)
Return of capital	(26,520)	—	—

Total distributions	(420,050)	(2,584,450)	(525,750)

Share transactions
Proceeds from sales of shares	27,789,606	39,633,193	73,177,842
Cost of shares redeemed	—	(24,675,680)	(7,260,812)

Net increase (decrease) in net assets resulting from share transactions	27,789,606	14,957,513	65,917,030

Total increase (decrease) in net assets	25,936,240	14,460,976	67,446,945

Net Assets
Beginning of period	—	67,446,945	—

End of period	$25,936,240	$81,907,921	$67,446,945

Undistributed net investment income included in net assets at end of period	$—	$174,823	$315,702

Other Information
Shares
Sold	1,150,000	1,450,000	2,800,000
Redeemed	—	(900,000)	(300,000)

Net increase (decrease)	1,150,000	550,000	2,500,000

A	For the period February 2, 2015 (commencement of operations) to July 31, 2015.

B	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report	80

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,392,110	$1,038,062
Net realized gain (loss)	(1,178,742)	1,015,733
Change in net unrealized appreciation (depreciation)	(8,840,330)	(3,854,472)

Net increase (decrease) in net assets resulting from operations	(5,626,962)	(1,800,677)

Distributions to shareholders from net investment income	(4,579,400)	(853,000)

Share transactions
Proceeds from sales of shares	230,014,021	134,515,263
Cost of shares redeemed	(232,580,340)	(10,912,925)

Net increase (decrease) in net assets resulting from share transactions	(2,566,319)	123,602,338

Total increase (decrease) in net assets	(12,772,681)	120,948,661

Net Assets
Beginning of year	120,948,661	—

End of year	$108,175,980	$120,948,661

Undistributed net investment income included in net assets at end of year	$—	$185,062

Other Information
Shares
Sold	7,550,000	4,900,000
Redeemed	(8,200,000)	(400,000)

Net increase (decrease)	(650,000)	4,500,000

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

81	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.58	$25.17

Income from Investment Operations
Net investment income (loss)B	0.37	0.25
Net realized and unrealized gain (loss)	5.43	1.38

Total from investment operations	5.80	1.63

Distributions from net investment income	(0.32)	(0.22)

Total distributions	(0.32)	(0.22)

Net asset value, end of period	$32.06	$26.58

Total ReturnC	21.93%	6.47%
Ratios to Average Net AssetsD
Expenses before reductions	.12%	.12	%E
Expenses net of fee waivers, if any	.12%	.12	%E
Expenses net of all reductions	.12%	.12	%E
Net investment income (loss)	1.25%	1.20	%E
Supplemental Data
Net assets, end of period (000 omitted)	$299,794	$75,741
Portfolio turnover rateF,G	8%	5	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	82

Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.16	$25.00

Income from Investment Operations
Net investment income (loss)B	0.77	0.52
Net realized and unrealized gain (loss)	4.16	1.09	C

Total from investment operations	4.93	1.61

Distributions from net investment income	(0.78)	(0.45)

Total distributions	(0.78)	(0.45)

Net asset value, end of period	$30.31	$26.16

Total ReturnD	19.00%	6.42%
Ratios to Average Net AssetsE
Expenses before reductions	.12%	.12	%F
Expenses net of fee waivers, if any	.12%	.12	%F
Expenses net of all reductions	.12%	.12	%F
Net investment income (loss)	2.63%	2.51	%F
Supplemental Data
Net assets, end of period (000 omitted)	$204,596	$73,244
Portfolio turnover rateG,H	10%	3	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

83	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$27.97	$24.98

Income from Investment Operations
Net investment income (loss)B	0.57	0.38
Net realized and unrealized gain (loss)	(8.31)	2.89

Total from investment operations	(7.74)	3.27

Distributions from net investment income	(0.51)	(0.28)

Total distributions	(0.51)	(0.28)

Net asset value, end of period	$19.72	$27.97

Total ReturnC	(27.95)%	13.16%
Ratios to Average Net AssetsD
Expenses before reductions	.12%	.12	%E
Expenses net of fee waivers, if any	.12%	.12	%E
Expenses net of all reductions	.12%	.12	%E
Net investment income (loss)	2.47%	1.76	%E
Supplemental Data
Net assets, end of period (000 omitted)	$256,399	$145,425
Portfolio turnover rateF,G	8%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	84

Financial Highlights
	Fidelity MSCI Financials Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.61	$25.00

Income from Investment Operations
Net investment income (loss)B	0.58	0.41
Net realized and unrealized gain (loss)	3.15	1.56

Total from investment operations	3.73	1.97

Distributions from net investment income	(0.56)	(0.36)

Total distributions	(0.56)	(0.36)

Net asset value, end of period	$29.78	$26.61

Total ReturnC	14.08%	7.89%
Ratios to Average Net AssetsD
Expenses before reductions	.12%	.12	%E
Expenses net of fee waivers, if any	.12%	.12	%E
Expenses net of all reductions	.12%	.12	%E
Net investment income (loss)	2.01%	1.97	%E
Supplemental Data
Net assets, end of period (000 omitted)	$344,012	$126,397
Portfolio turnover rateF,G	7%	6	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

85	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2015		Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$29.05		$24.97

Income from Investment Operations
Net investment income (loss)B	0.80	C	0.30
Net realized and unrealized gain (loss)	7.99		3.99

Total from investment operations	8.79		4.29

Distributions from net investment income	(0.68)		(0.21)

Total distributions	(0.68)		(0.21)

Net asset value, end of period	$37.16		$29.05

Total ReturnD	30.40%		17.23%
Ratios to Average Net AssetsE
Expenses before reductions	.12%		.12	%F
Expenses net of fee waivers, if any	.12%		.12	%F
Expenses net of all reductions	.12%		.12	%F
Net investment income (loss)	2.31	%C	1.36	%F
Supplemental Data
Net assets, end of period (000 omitted)	$800,713		$187,382
Portfolio turnover rateG,H	10%		4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	86

Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.85	$25.20

Income from Investment Operations
Net investment income (loss)B	0.48	0.35
Net realized and unrealized gain (loss)	1.19	1.61	C

Total from investment operations	1.67	1.96

Distributions from net investment income	(0.47)	(0.31)

Total distributions	(0.47)	(0.31)

Net asset value, end of period	$28.05	$26.85

Total ReturnD	6.18%	7.75%
Ratios to Average Net AssetsE
Expenses before reductions	.12%	.12	%F
Expenses net of fee waivers, if any	.12%	.12	%F
Expenses net of all reductions	.12%	.12	%F
Net investment income (loss)	1.69%	1.65	%F
Supplemental Data
Net assets, end of period (000 omitted)	$143,034	$100,706
Portfolio turnover rateG,H	6%	4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

87	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$29.29	$25.18

Income from Investment Operations
Net investment income (loss)B	0.39	0.25
Net realized and unrealized gain (loss)	3.40	4.06

Total from investment operations	3.79	4.31

Distributions from net investment income	(0.39)	(0.20)

Total distributions	(0.39)	(0.20)

Net asset value, end of period	$32.69	$29.29

Total ReturnC	12.98%	17.14%
Ratios to Average Net AssetsD
Expenses before reductions	.12%	.12	%E
Expenses net of fee waivers, if any	.12%	.12	%E
Expenses net of all reductions	.12%	.12	%E
Net investment income (loss)	1.23%	1.14	%E
Supplemental Data
Net assets, end of period (000 omitted)	$423,372	$181,611
Portfolio turnover rateF,G	6%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	88

Financial Highlights
	Fidelity MSCI Materials Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$27.66	$24.95

Income from Investment Operations
Net investment income (loss)B	0.50	0.35
Net realized and unrealized gain (loss)	(1.75)	2.67

Total from investment operations	(1.25)	3.02

Distributions from net investment income	(0.50)	(0.31)

Total distributions	(0.50)	(0.31)

Net asset value, end of period	$25.91	$27.66

Total ReturnC	(4.65)%	12.15%
Ratios to Average Net AssetsD
Expenses before reductions	.12%	.12	%E
Expenses net of fee waivers, if any	.12%	.12	%E
Expenses net of all reductions	.12%	.12	%E
Net investment income (loss)	1.81%	1.64	%E
Supplemental Data
Net assets, end of period (000 omitted)	$123,052	$94,042
Portfolio turnover rateF,G	7%	5	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

89	Annual Report

Financial Statements – continued

Financial Highlights
Fidelity MSCI Real Estate Index ETF
Year ended July 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$24.28

Income from Investment Operations
Net investment income (loss)B	0.38
Net realized and unrealized gain (loss)	(1.70)

Total from investment operations	(1.32)

Distributions from net investment income	(0.38)
Return of capital	(0.03)

Total distributions	(0.41)

Net asset value, end of period	$22.55

Total ReturnC	(5.50)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%
Expenses net of fee waivers, if any	.12%
Expenses net of all reductions	.12%
Net investment income (loss)	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$25,936
Portfolio turnover rateF,G,H	10%

A	For the period February 2, 2015 (commencement of operations) to July 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report	90

Financial Highlights
	Fidelity MSCI Telecommunication Services Index ETF
	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.98	$25.26

Income from Investment Operations
Net investment income (loss)B	0.78	0.72
Net realized and unrealized gain (loss)	(0.09)	1.42

Total from investment operations	0.69	2.14

Distributions from net investment income	(0.81)	(0.42)

Total distributions	(0.81)	(0.42)

Net asset value, end of period	$26.86	$26.98

Total ReturnC	2.56%	8.57%
Ratios to Average Net AssetsD
Expenses before reductions	.12%	.12	%E
Expenses net of fee waivers, if any	.12%	.12	%E
Expenses net of all reductions	.12%	.12	%E
Net investment income (loss)	2.89%	3.51	%E
Supplemental Data
Net assets, end of period (000 omitted)	$81,908	$67,447
Portfolio turnover rateF,G	23%	21	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

91	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2015		Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.88		$24.99

Income from Investment Operations
Net investment income (loss)B	0.98		0.67
Net realized and unrealized gain (loss)	1.47	C	1.85	C

Total from investment operations	2.45		2.52

Distributions from net investment income	(1.23)		(0.63)

Total distributions	(1.23)		(0.63)

Net asset value, end of period	$28.10		$26.88

Total ReturnD	9.13%		10.13%
Ratios to Average Net AssetsE
Expenses before reductions	.12%		.12	%F
Expenses net of fee waivers, if any	.12%		.12	%F
Expenses net of all reductions	.12%		.12	%F
Net investment income (loss)	3.37%		3.15	%F
Supplemental Data
Net assets, end of period (000 omitted)	$108,176		$120,949
Portfolio turnover rateG,H	7%		6	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	92

Notes to Financial Statements

For the period ended July 31, 2015

1. Organization.

Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF (commenced operations on February 2, 2015), Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2015, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair

93	Annual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date a fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2015 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards, losses due to wash sales and excise tax regulations.

For the period ended July 31, 2015, Fidelity MSCI Real Estate Index ETF’s distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made. The tax treatment for the 2015 calendar year will be reported to shareholders prior to February 1, 2016.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Consumer Discretionary Index ETF	$285,077,148	$26,067,834	$(11,450,336)	$14,617,498
Fidelity MSCI Consumer Staples Index ETF	196,336,365	13,439,895	(5,400,439)	8,039,456
Fidelity MSCI Energy Index ETF	323,599,711	1,800,371	(69,406,351)	(67,605,980)
Fidelity MSCI Financials Index ETF	335,690,743	14,899,456	(6,532,752)	8,366,704
Fidelity MSCI Health Care Index ETF	707,569,858	98,292,567	(5,142,524)	93,150,043
Fidelity MSCI Industrials Index ETF	149,177,252	4,282,695	(10,520,440)	(6,237,745)
Fidelity MSCI Information Technology Index ETF	400,657,999	37,219,871	(14,531,619)	22,688,252
Fidelity MSCI Materials Index ETF	136,136,804	1,578,507	(14,743,970)	(13,165,463)
Fidelity MSCI Real Estate Index ETF	27,679,096	266,213	(1,967,909)	(1,701,696)
Fidelity MSCI Telecommunication Services Index ETF	82,874,215	5,084,817	(5,948,578)	(863,761)
Fidelity MSCI Utilities Index ETF	120,962,030	146,446	(12,975,891)	(12,829,445)

Annual Report	94

2. Significant Accounting Policies – continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Consumer Discretionary Index ETF	$226,884	$(341,856)	$14,617,498
Fidelity MSCI Consumer Staples Index ETF	349,432	—	8,039,456
Fidelity MSCI Energy Index ETF	422,329	(506,658)	(67,605,980)
Fidelity MSCI Financials Index ETF	—	(342,815)	8,366,704
Fidelity MSCI Health Care Index ETF	493,438	—	93,150,043
Fidelity MSCI Industrials Index ETF	42,047	(416,683)	(6,237,745)
Fidelity MSCI Information Technology Index ETF	104,123	(675,341)	22,688,252
Fidelity MSCI Materials Index ETF	36,890	(393,697)	(13,165,463)
Fidelity MSCI Real Estate Index ETF	—	—	(1,701,696)
Fidelity MSCI Telecommunication Services Index ETF	174,823	(253,348)	(863,761)
Fidelity MSCI Utilities Index ETF	—	(95,257)	(12,829,445)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Consumer Discretionary Index ETF	$(341,040)	$(816)	$(341,856)
Fidelity MSCI Energy Index ETF	(497,468)	(9,190)	(506,658)
Fidelity MSCI Financials Index ETF	(341,799)	(1,016)	(342,815)
Fidelity MSCI Industrials Index ETF	(414,450)	(2,233)	(416,683)
Fidelity MSCI Information Technology Index ETF	(642,553)	(32,788)	(675,341)
Fidelity MSCI Materials Index ETF	(386,258)	(7,439)	(393,697)
Fidelity MSCI Telecommunication Services Index ETF	(253,348)	—	(253,348)
Fidelity MSCI Utilities Index ETF	(95,257)	—	(95,257)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2014 to July 31, 2015. Loss deferrals were as follows:

Capital losses
Fidelity MSCI Consumer Discretionary Index ETF	$(434,588)
Fidelity MSCI Energy Index ETF	(4,255,961)
Fidelity MSCI Financials Index ETF	(998,283)
Fidelity MSCI Industrials Index ETF	(1,019,495)
Fidelity MSCI Information Technology Index ETF	(917,644)
Fidelity MSCI Materials Index ETF	(869,345)
Fidelity MSCI Real Estate Index ETF	(125,150)
Fidelity MSCI Telecommunication Services Index ETF	(405,242)
Fidelity MSCI Utilities Index ETF	(668,763)

The tax character of distributions paid was as follows:

July 31, 2015
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity MSCI Consumer Discretionary Index ETF	$2,306,850	$—	$—	$2,306,850
Fidelity MSCI Consumer Staples Index ETF	4,188,550	—	—	4,188,550
Fidelity MSCI Energy Index ETF	5,436,900	—	—	5,436,900
Fidelity MSCI Financials Index ETF	4,778,000	—	—	4,778,000
Fidelity MSCI Health Care Index ETF	10,407,500	—	—	10,407,500

95	Annual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

July 31, 2015
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity MSCI Industrials Index ETF	$2,431,900	$—	$—	$2,431,900
Fidelity MSCI Information Technology Index ETF	3,773,400	—	—	3,773,400
Fidelity MSCI Materials Index ETF	2,010,950	—	—	2,010,950
Fidelity MSCI Real Estate Index ETF	393,530	—	26,520	420,050
Fidelity MSCI Telecommunication Services Index ETF	2,584,450	—	—	2,584,450
Fidelity MSCI Utilities Index ETF	4,579,400	—	—	4,579,400

July 31, 2014
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity MSCI Consumer Discretionary Index ETF	$376,200	$—	$—	$376,200
Fidelity MSCI Consumer Staples Index ETF	562,750	—	—	562,750
Fidelity MSCI Energy Index ETF	720,550	—	—	720,550
Fidelity MSCI Financials Index ETF	916,500	—	—	916,500
Fidelity MSCI Health Care Index ETF	773,350	—	—	773,350
Fidelity MSCI Industrials Index ETF	784,350	—	—	784,350
Fidelity MSCI Information Technology Index ETF	719,950	—	—	719,950
Fidelity MSCI Materials Index ETF	518,850	—	—	518,850
Fidelity MSCI Telecommunication Services Index ETF	525,750	—	—	525,750
Fidelity MSCI Utilities Index ETF	853,000	—	—	853,000

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity MSCI Consumer Discretionary Index ETF	$18,187,345	$15,478,679
Fidelity MSCI Consumer Staples Index ETF	19,509,655	15,928,783
Fidelity MSCI Energy Index ETF	20,218,638	18,024,158
Fidelity MSCI Financials Index ETF	17,437,940	16,515,055
Fidelity MSCI Health Care Index ETF	54,702,895	44,753,266
Fidelity MSCI Industrials Index ETF	8,121,553	7,988,189
Fidelity MSCI Information Technology Index ETF	20,175,362	19,183,683
Fidelity MSCI Materials Index ETF	7,573,795	7,039,280
Fidelity MSCI Real Estate Index ETF	2,540,667	2,365,477
Fidelity MSCI Telecommunication Services Index ETF	19,651,215	18,962,979
Fidelity MSCI Utilities Index ETF	9,997,887	11,916,651

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Consumer Discretionary Index ETF	$424,460,957	$224,872,469
Fidelity MSCI Consumer Staples Index ETF	227,206,483	120,382,773
Fidelity MSCI Energy Index ETF	384,837,013	203,213,412
Fidelity MSCI Financials Index ETF	393,327,956	196,764,022
Fidelity MSCI Health Care Index ETF	584,928,314	73,507,290
Fidelity MSCI Industrials Index ETF	227,812,205	188,454,158
Fidelity MSCI Information Technology Index ETF	322,594,651	111,888,744
Fidelity MSCI Materials Index ETF	217,906,861	179,455,063
Fidelity MSCI Real Estate Index ETF	27,638,009	—
Fidelity MSCI Telecommunication Services Index ETF	39,520,448	24,380,402
Fidelity MSCI Utilities Index ETF	229,467,524	229,948,730

Annual Report	96

4. Fees and Other Transactions with Affiliates.

Management Fee. SelectCo provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .12% of each Fund’s average net assets. Under the management contract, SelectCo pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to SelectCo is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by SelectCo for providing these services.

5. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

97	Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Covington Trust and Shareholders of Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF:

We have audited the accompanying statements of assets and liabilities of Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds), each a fund of the Fidelity Covington Trust, including the schedules of investments, as of July 31, 2015, and the related statements of operations, the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF as of July 31, 2015, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 23, 2015

Annual Report	98

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity MSCI Consumer Discretionary Index ETF

Period Ended July 31, 2015

From commencement of operations* to July 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	114	25.45%	332	74.11%
25 – <50	1	0.22%	1	0.22%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	115	25.67%	333	74.33%

*	October 21, 2013.

Fidelity MSCI Consumer Staples Index ETF

Period Ended July 31, 2015

From commencement of operations* to July 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	114	25.45%	333	74.33%
25 – <50	1	0.22%	0	—
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	115	25.67%	333	74.33%

*	October 21, 2013.

Fidelity MSCI Energy Index ETF

Period Ended July 31, 2015

From commencement of operations* to July 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	84	18.75%	359	80.14%
25 – <50	0	—	3	0.67%
50 – <75	0	—	1	0.22%
75 – <100	0	—	1	0.22%
100 or above	0	—	0	—
Total	84	18.75%	364	81.25%

*	October 21, 2013.

99	Annual Report

Premium/Discount Analysis (Unaudited) – continued

Fidelity MSCI Financials Index ETF

Period Ended July 31, 2015

From commencement of operations* to July 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	96	21.43%	349	77.90%
25 – <50	1	0.22%	2	0.45%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	97	21.65%	351	78.35%

*	October 21, 2013.

Fidelity MSCI Health Care Index ETF

Period Ended July 31, 2015

From commencement of operations* to July 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	48	10.71%	396	88.40%
25 – <50	0	—	4	0.89%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	48	10.71%	400	89.29%

*	October 21, 2013.

Fidelity MSCI Industrials Index ETF

Period Ended July 31, 2015

From commencement of operations* to July 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 — <25	127	28.35%	319	71.20%
25 – <50	0	—	2	0.45%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	127	28.35%	321	71.65%

*	October 21, 2013.

Annual Report	100

Fidelity MSCI Information Technology Index ETF

Period Ended July 31, 2015

From commencement of operations* to July 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	65	14.51%	382	85.27%
25 – <50	0	—	1	0.22%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	65	14.51%	383	85.49%

*	October 21, 2013.

Fidelity MSCI Materials Index ETF

Period Ended July 31, 2015

From commencement of operations* to July 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	132	29.47%	308	68.75%
25 – <50	4	0.89%	4	0.89%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	136	30.36%	312	69.64%

*	October 21, 2013.

Fidelity MSCI Real Estate Index ETF

Period Ended July 31, 2015

From commencement of operations* to July 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days

0 – <25	27	21.43%	97	76.99%
25 – <50	0	—	1	0.79%
50 – <75	0	—	1	0.79%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	27	21.43%	99	78.57%

*	February 2, 2015.

101	Annual Report

Premium/Discount Analysis (Unaudited) – continued

Fidelity MSCI Telecommunication Services Index ETF

Period Ended July 31, 2015

From commencement of operations* to July 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	179	39.95%	255	56.92%
25 – <50	5	1.12%	6	1.34%
50 – <75	2	0.45%	1	0.22%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	186	41.52%	262	58.48%

*	October 21, 2013.

Fidelity MSCI Utilities Index ETF

Period Ended July 31, 2015

From commencement of operations* to July 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	120	26.79%	323	72.10%
25 – <50	1	0.22%	3	0.67%
50 – <75	0	—	1	0.22%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	121	27.01%	327	72.99%

*	October 21, 2013.

Annual Report	102

Trustees and Officers (Unaudited)

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Each of the Trustees oversees 75 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds’ Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s sector portfolios. Other Boards oversee Fidelity’s equity and high income funds, and Fidelity’s investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through SelectCo, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), SelectCo’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Funds’ Trustees.”

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a few copy, call Fidelity at 1-800-FIDELITY.

103	Annual Report

Trustees and Officers (Unaudited) – continued

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Brian B. Hogan (1964)
Year of Election or Appointment: 2014
Trustee
Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

*	Trustee has been determined to be an “Interested Trustee” by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+	The information above includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
David A. Rosow (1942)
Year of Election or Appointment: 2013
Trustee

Mr. Rosow also serves as Trustee of other Fidelity funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed oil refining, drilling and marketing of petroleum products (including specialty petroleum products), the recreation industry, and real estate development. Previously, Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee

Mr. Smith also serves as Trustee of other Fidelity funds. Prior to Mr. Smith’s retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+	The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report	104

Officers:

Except for Anthony R. Rochte, correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to SelectCo, 1225 17th Street, Denver, Colorado 80202-5541. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Christopher S. Bartel (1971)
Year of Election or Appointment: 2013
Vice President

Mr. Bartel also serves as Vice President of other funds. Mr. Bartel serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-present), a Director of Fidelity Management & Research (Hong Kong) (investment adviser firm, 2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2013
Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013
Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity’s Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2013
Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013
President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005).

Joseph DeSantis (1959)
Year of Election or Appointment: 2015
Vice President
Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as Group Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.
Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

105	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation
Howard J. Galligan III (1966)
Year of Election or Appointment: 2014
Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)
Year of Election or Appointment: 2014
Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)
Year of Election or Appointment: 2013
Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2013
Deputy Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Anthony R. Rochte (1968)
Year of Election or Appointment: 2013
Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors’ North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013
Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2013
Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report	106

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:

	September 2014	December 2014	March 2015	June 2015
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	94%	94%	100%	100%
Fidelity MSCI Financials Index ETF	53%	53%	70%	70%
Fidelity MSCI Health Care Index ETF	100%	100%	78%	78%
Fidelity MSCI Industrials Index ETF	95%	95%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	95%	95%	100%	100%
Fidelity MSCI Real Estate Index ETF	—	—	0%	0%
Fidelity MSCI Telecommunication Services Index ETF	99%	99%	100%	100%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	September 2014	December 2014	March 2015	June 2015
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	100%	100%	100%	100%
Fidelity MSCI Financials Index ETF	56%	56%	70%	70%
Fidelity MSCI Health Care Index ETF	100%	100%	98%	98%
Fidelity MSCI Industrials Index ETF	97%	97%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	100%	100%	100%	100%
Fidelity MSCI Real Estate Index ETF	—	—	0%	0%
Fidelity MSCI Telecommunication Services Index ETF	99%	99%	100%	100%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

107	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity MSCI Real Estate Index ETF

On October 29, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity SelectCo, LLC (SelectCo), and the sub-adviser, BlackRock Fund Advisors (BFA) (together, the Investment Advisers), including the backgrounds of the fund’s investment personnel, and also considered the fund’s investment objective, strategies, and related investment philosophies.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers’ respective investment staffs, including the size, education, experience, and resources thereof. The Board also considered the due diligence on BFA performed by SelectCo, which formed the basis for SelectCo’s recommendation that the Board approve the sub-advisory agreement with BFA.

Shareholder, Administrative and Other Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, shareholder and other services to be performed by the Investment Advisers, affiliates of SelectCo and a third party service provider under the Advisory Contracts and under separate agreements for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts. The Board considered BFA’s reputation and its strength in managing passive exchange traded funds and the investment performance achieved by BFA as the sub-adviser for 10 other Fidelity index ETFs.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund’s proposed management fee and the projected total expense ratio of the fund in reviewing the Advisory Contracts, and the fact that the management contract provides that SelectCo will be responsible for paying all operating expenses of the fund with the exception of fees and expenses of the independent Trustees, interest, taxes, brokerage commissions and non-recurring expenses. The Board noted that the fund’s proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those comparable funds and classes used by the Board for management fee comparisons.

Based on its review, the Board concluded that the fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by the Investment Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be approved.

Annual Report	108

[THIS PAGE INTENTIONALLY LEFT BLANK]

109	Annual Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Annual Report	110

[THIS PAGE INTENTIONALLY LEFT BLANK]

111	Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

BlackRock Fund Advisors

San Francisco, CA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

1-800-FIDELITY

EXT-ANN-0915 734289.1.0 1.9584796.101	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

As of the end of the period, July 31, 2015, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2015 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Consumer Discretionary Index ETF	$13,000	$—	$3,500	$700
Fidelity MSCI Consumer Staples Index ETF	$13,000	$—	$3,500	$700
Fidelity MSCI Energy Index ETF	$13,000	$—	$3,500	$700
Fidelity MSCI Financials Index ETF	$13,000	$—	$3,500	$700
Fidelity MSCI Health Care Index ETF	$13,000	$—	$3,500	$700
Fidelity MSCI Industrials Index ETF	$13,000	$—	$3,500	$700
Fidelity MSCI Information Technology Index ETF	$13,000	$—	$3,500	$700

Fidelity MSCI Materials Index ETF	$13,000	$—	$3,500	$600
Fidelity MSCI Real Estate Index ETF	$11,000	$—	$2,500	$300
Fidelity MSCI Telecommunication Services Index ETF	$13,000	$—	$3,500	$600
Fidelity MSCI Utilities Index ETF	$13,000	$—	$3,500	$700

July 31, 2014 FeesA,B,C

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Consumer Discretionary Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Consumer Staples Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Energy Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Financials Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Health Care Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Industrials Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Information Technology Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Materials Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Real Estate Index ETF	$—	$—	$—	$—
Fidelity MSCI Telecommunication Services Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Utilities Index ETF	$12,000	$—	$2,500	$500

A	Amounts may reflect rounding.
B	Fidelity MSCI Real Estate Index ETF commenced operations on February 2, 2015.
C	Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF,

Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF commenced operations on October 21, 2013.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity SelectCo, LLC (“SelectCo”) and entities controlling, controlled by, or under common control with SelectCo (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2015A,B	July 31, 2014A,B,C
Audit-Related Fees	$—	$355,000
Tax Fees	$—	$—
All Other Fees	$175,000	$745,000

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity MSCI Real Estate Index ETF’s commencement of operations.
C	May include amounts billed prior to the Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF’s commencement operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*    *    *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, SelectCo (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2015 A,B	July 31, 2014 A,B,C
Deloitte Entities	$580,000	$1,965,000

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity MSCI Real Estate Index ETF’s commencement of operations.
C	May include amounts billed prior to the Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF’s commencement operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and SelectCo’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.	Audit Committee of Listed Registrants

The Board of Trustees of Fidelity Covington Trust has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of July 31, 2015, the members of the audit committee were David A. Rosow, Garnett A. Smith and Michael E. Wiley.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 25, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2015